UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Aerospace & defense	0.16%
Beverages	0.05
Building products	0.29
Capital markets	1.41
Chemicals	0.28
Commercial banks	2.01
Commercial services & supplies	0.40
Computers & peripherals	0.13
Consumer finance	1.25
Diversified financial services	2.98
Diversified telecommunication services	1.07
Electric utilities	1.05
Energy equipment & services	0.61
Food & staples retailing	0.13
Food products	0.38
Gas utilities	0.45
Health care providers & services	0.20
Household durables	0.13
Independent power producers & energy traders	0.27
Insurance	1.09
Leisure equipment & products	0.14
Machinery	0.15
Media	1.46
Metals & mining	1.32
Multi-utilities	0.11
Oil, gas & consumable fuels	3.05
Paper & forest products	0.18
Pharmaceuticals	0.41
Real estate investment trust (REIT)	0.65
Road & rail	0.44
Semiconductors & semiconductor equipment	0.09
Tobacco	0.65
Wireless telecommunication services	0.71
Total corporate bonds	23.70%
Asset-backed securities	0.94
Commercial mortgage-backed securities	6.77
Mortgage & agency debt securities	39.90
Municipal bonds	1.43
US government obligations	20.45
Non-US government obligations	0.52
Supranational bond	0.25
Total bonds	93.96%
Investment company
UBS High Yield Relationship Fund	0.51
Short-term investment	13.20
Investment of cash collateral from securities loaned	0.33
Total investments	108.00%
Liabilities, in excess of cash and other assets	(8.00)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Core Plus Bond Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification and derivatives exposure was included.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Bonds—93.96%
Corporate bonds—23.70%
Australia—0.66%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$100,000	$101,735
Rio Tinto Finance USA Ltd.,
3.500%, due 03/22/22	155,000	155,283
3.750%, due 09/20/21	30,000	30,971
Total Australia corporate bonds		287,989

Austria—0.18%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	75,000	81,375

Canada—0.33%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	95,000	102,591
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	43,394
Total Canada corporate bonds		145,985

Cayman Islands—1.46%
Noble Holding International Ltd.,
2.500%, due 03/15/17	105,000	105,865
Petrobras International Finance Co.,
2.875%, due 02/06/15	150,000	153,912
Transocean, Inc.,
6.800%, due 03/15/38	145,000	162,157
Vale Overseas Ltd.,
4.375%, due 01/11/22	90,000	90,400
4.625%, due 09/15/20	70,000	73,632
6.875%, due 11/21/36	50,000	57,992
Total Cayman Islands corporate bonds		643,958

France—0.31%
RCI Banque SA,
4.600%, due 04/12/16[1]	50,000	50,196
Total Capital International SA,
1.500%, due 02/17/17	90,000	87,586
Total France corporate bonds		137,782

Luxembourg—0.19%
Telecom Italia Capital SA,
4.950%, due 09/30/14	80,000	82,400

Mexico—0.67%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	111,200
Petroleos Mexicanos,
4.875%, due 01/24/22[1]	175,000	183,750
Total Mexico corporate bonds		294,950

Netherlands—0.14%
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	50,000	60,842

Netherlands Antilles—0.41%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	100,000	102,405
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	75,921
Total Netherlands Antilles corporate bonds		178,326

Norway—0.38%
Eksportfinans ASA,
3.000%, due 11/17/14	175,000	165,804

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
South Africa—0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	$70,000	$72,053

United Kingdom—1.03%
BP Capital Markets PLC,
3.875%, due 03/10/15	120,000	128,699
HSBC Holdings PLC,
4.000%, due 03/30/22	325,000	322,146
Total United Kingdom corporate bonds		450,845

United States—17.78%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	85,000	88,719
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	83,658
American International Group, Inc.,
3.000%, due 03/20/15	90,000	90,620
4.250%, due 09/15/14	50,000	51,585
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	75,000	86,467
6.450%, due 09/15/36	110,000	127,336
Appalachian Power Co.,
4.600%, due 03/30/21	70,000	76,357
AT&T, Inc.,
1.600%, due 02/15/17	355,000	352,985
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	100,000	119,674
Capital One Financial Corp.,
2.150%, due 03/23/15	65,000	65,100
Caterpillar Financial Services Corp.,
1.125%, due 12/15/14	45,000	45,368
Caterpillar, Inc.,
3.900%, due 05/27/21	60,000	65,759
Cellco Partnership,
8.500%, due 11/15/18	85,000	116,707
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	132,596
CIT Group, Inc.,
7.000%, due 05/02/16[1]	135,000	135,337
Citigroup, Inc.,
4.450%, due 01/10/17	30,000	31,425
6.125%, due 05/15/18	160,000	179,358
Comcast Corp.,
6.300%, due 11/15/17	160,000	193,034
ConocoPhillips,
6.500%, due 02/01/39	75,000	99,609
Dell, Inc.,
5.400%, due 09/10/40	55,000	57,266
DirecTV Holdings LLC,
3.800%, due 03/15/22[1]	50,000	49,314
6.000%, due 08/15/40	70,000	74,751
7.625%, due 05/15/16	105,000	109,987
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	85,000	94,350
Dow Chemical Co.,
4.125%, due 11/15/21	50,000	51,437
4.250%, due 11/15/20	70,000	73,247
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	55,000	64,395
Energy Transfer Partners LP,
6.500%, due 02/01/42	40,000	42,149

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
ERP Operating LP,
4.750%, due 07/15/20	$35,000	$37,373
5.375%, due 08/01/16	225,000	250,260
FGI Operating Co., Inc.,
10.250%, due 08/01/15	67,000	72,032
Ford Motor Credit Co. LLC,
5.000%, due 05/15/18	65,000	67,331
5.875%, due 08/02/21	145,000	156,395
7.800%, due 06/01/12	215,000	216,882
Fortune Brands, Inc.,
6.375%, due 06/15/14	19,000	20,895
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	60,000	57,625
General Electric Capital Corp.,
3.350%, due 10/17/16	100,000	106,085
4.650%, due 10/17/21	100,000	106,432
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	160,000	159,955
5.750%, due 01/24/22	110,000	113,161
Hasbro, Inc.,
6.350%, due 03/15/40	55,000	59,616
Intel Corp.,
3.300%, due 10/01/21	40,000	41,326
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	87,200
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	75,079
JPMorgan Chase & Co.,
3.150%, due 07/05/16	165,000	170,093
4.400%, due 07/22/20	145,000	150,425
4.500%, due 01/24/22	100,000	104,034
5.400%, due 01/06/42	45,000	47,781
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	75,000	74,255
5.800%, due 03/15/35	45,000	46,490
6.500%, due 09/01/39	50,000	55,562
Kraft Foods, Inc.,
6.500%, due 02/09/40	135,000	166,122
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	50,000	70,953
MBNA Corp.,
6.125%, due 03/01/13	135,000	139,709
Merrill Lynch & Co., Inc.,
Series C, 5.000%, due 01/15/15	150,000	156,487
Morgan Stanley,
Series F
5.625%, due 09/23/19	110,000	108,726
6.000%, due 04/28/15	75,000	78,501
New York Life Global Funding,
1.650%, due 05/15/17[1]	115,000	114,039
News America, Inc.,
6.200%, due 12/15/34	35,000	38,816
Norfolk Southern Corp.,
3.250%, due 12/01/21	75,000	75,496
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	60,443
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	63,957
Owens Corning,
6.500%, due 12/01/16	115,000	127,761

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	$30,000	$36,467
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	35,000	45,330
Philip Morris International, Inc.,
2.900%, due 11/15/21	125,000	123,261
Phillips 66,
4.300%, due 04/01/22[1]	50,000	50,860
PPL Energy Supply LLC,
4.600%, due 12/15/21	70,000	71,269
Prudential Financial, Inc.,
Series B, 5.750%, due 07/15/33	85,000	87,390
6.625%, due 12/01/37	20,000	23,093
PSEG Power LLC,
8.625%, due 04/15/31	35,000	49,680
Reynolds American, Inc.,
7.625%, due 06/01/16	65,000	78,013
Sempra Energy,
9.800%, due 02/15/19	35,000	47,661
Southern California Edison Co.,
4.050%, due 03/15/42	55,000	53,028
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	39,170
Tupperware Brands Corp.,
4.750%, due 06/01/21	55,000	55,945
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	75,000	86,272
Valero Energy Corp.,
6.625%, due 06/15/37	90,000	97,956
Verizon Communications, Inc.,
6.100%, due 04/15/18	100,000	120,396
Wal-Mart Stores, Inc.,
5.000%, due 10/25/40	50,000	55,345
Wells Fargo & Co.,
3.676%, due 06/15/16[2]	135,000	144,168
4.600%, due 04/01/21	165,000	176,949
WMG Acquisition Corp.,
9.500%, due 06/15/16	125,000	136,250
Total United States corporate bonds		7,814,390
Total corporate bonds (cost $10,004,163)		10,416,699

Asset-backed securities—0.94%
United States—0.94%
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	36,647	40,128
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.142%, due 11/15/16[3]	350,000	350,440
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37	40,744	22,998
Total asset-backed securities (cost $409,583)		413,566

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial mortgage-backed securities—6.77%
United States—6.77%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.791%, due 02/10/51[3]	$300,000	$299,987
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.696%, due 12/10/49[3]	125,000	130,277
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.003%, due 12/10/49[3]	300,000	286,019
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	255,103	265,455
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	400,000	440,168
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	445,000	441,631
Series 2007-GG11, Class A4,
5.736%, due 12/10/49[4]	150,000	165,580
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	170,000	168,061
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45[3]	200,000	184,571
Series 2007-LD11, Class A4,
5.816%, due 06/15/49[3]	200,000	219,217
Series 2006-LDP7, Class AJ,
5.871%, due 04/15/45[3]	225,000	198,391
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	75,000	74,824
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,3]	100,000	103,087
Total commercial mortgage-backed securities (cost $2,974,134)		2,977,268

Mortgage & agency debt securities—39.90%
United Kingdom—2.20%
Fosse Master Issuer PLC,
Series 2011-1A, Class A2,
1.965%, due 10/18/54[1,3]	300,000	301,726
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.967%, due 10/15/54[1,3]	105,000	105,420
Series 2012-1A, Class A2,
2.165%, due 10/15/54[1,3]	325,000	326,423
Permanent Master Issuer PLC,
Series 2011-1A, Class 1A1,
1.967%, due 07/15/42[1,3]	200,000	168,209
Silverstone Master Issuer PLC,
Series 2012-1A, Class 1A,
1.792%, due 01/21/55[1,3]	75,000	63,204
Total United Kingdom mortgage & agency debt securities		964,982

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
United States—37.70%
Federal Home Loan Mortgage Corp.,[5]
0.500%, due 04/17/15	$830,000	$826,557
1.250%, due 05/12/17	1,165,000	1,163,426
Federal Home Loan Mortgage Corp. Gold Pools,[5]
2.500%, TBA	800,000	808,250
3.000%, TBA	275,000	284,324
3.000%, TBA	250,000	257,774
4.000%, TBA	950,000	993,195
5.000%, TBA	350,000	376,236
5.500%, TBA	300,000	326,016
#A96140, 4.000%, due 01/01/41	141,293	147,944
#G08431, 4.000%, due 01/01/41	355,164	371,882
#A95090, 4.500%, due 11/01/40	728,410	772,813
#G04913, 5.000%, due 03/01/38	124,012	133,765
#G05267, 5.500%, due 12/01/38	14,544	15,825
#G06381, 5.500%, due 08/01/40	176,763	193,223
#C63008, 6.000%, due 01/01/32	141,418	158,261
#G06019, 6.000%, due 10/01/36	186,161	207,432
#G01717, 6.500%, due 11/01/29	93,890	107,340
Federal National Mortgage Association Pools,[5]
3.500%, TBA	500,000	513,438
5.500%, TBA	250,000	271,953
#AE0113, 4.000%, due 07/01/40	1	1
#932848, 4.000%, due 12/01/40	112,044	117,550
#AH3347, 4.000%, due 01/01/41	405,453	425,380
#AB2331, 4.000%, due 02/01/41	184,435	193,586
#AE9202, 4.000%, due 09/01/41	629,665	660,907
#AE0106, 4.500%, due 06/01/40	2,579	2,745
#AI2472, 4.500%, due 05/01/41	207,399	221,306
#AI6578, 4.500%, due 07/01/41	543,126	579,544
#AJ1415, 4.500%, due 09/01/41	328,131	350,133
#890209, 5.000%, due 05/01/40	367,429	397,084
#AD9114, 5.000%, due 07/01/40	472,432	515,333
#AJ1422, 5.000%, due 09/01/41	363,511	393,645
#688066, 5.500%, due 03/01/33	214,024	236,873
#688314, 5.500%, due 03/01/33	246,013	272,277
#802481, 5.500%, due 11/01/34	387,934	426,318
#995018, 5.500%, due 06/01/38	32,550	35,547
#408267, 6.000%, due 03/01/28	22,174	24,876
#323715, 6.000%, due 05/01/29	18,609	20,781
#522564, 6.000%, due 07/01/29	61,417	68,498
#676733, 6.000%, due 01/01/33	159,082	177,721
#708631, 6.000%, due 06/01/33	39,101	43,866
#AE0405, 6.000%, due 08/01/37	260,925	289,810
#831730, 6.500%, due 09/01/36	218,688	245,663
#253824, 7.000%, due 03/01/31	8,442	9,675
Federal National Mortgage Association Pools Re-REMIC,[5]
Series 2005-29, Class KA,
4.500%, due 02/25/35	172,665	182,496
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.512%, due 02/25/35[3]	48,793	42,001
Government National Mortgage Association Pools,
#738970, 3.500%, due 11/15/26,	195,642	209,608

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
#G2 5256, 3.500%, due 12/20/26	$344,883	$369,933
#G2 5107, 4.000%, due 07/20/26	443,580	478,296
4.000%, TBA	175,000	187,797
5.000%, TBA	325,000	358,922
#G2 5175, 4.500%, due 09/20/41	118,343	129,138
#G2 5234, 4.500%, due 11/20/41	759,344	828,611
#G2 2687, 6.000%, due 12/20/28	30,400	34,427
#G2 2794, 6.000%, due 08/20/29	100,155	113,423
Total United States mortgage & agency debt securities		16,573,425
Total mortgage & agency debt securities (cost $17,257,440)		17,538,407

Municipal bonds—1.43%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	60,000	72,080
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	115,000	108,887
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	110,000	140,784
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40	30,000	42,789
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	55,000	64,486
State of California, GO,
6.650%, due 03/01/22	30,000	36,101
7.300%, due 10/01/39	130,000	162,760
Total municipal bonds (cost $530,581)		627,887

US government obligations—20.45%
US Treasury Bonds,
3.125%, due 11/15/41	1,330,000	1,275,762
3.125%, due 02/15/42	475,000	455,332
3.750%, due 08/15/41	330,000	356,761
US Treasury Notes,
0.250%, due 02/28/14[4]	4,335,000	4,328,567
0.250%, due 02/15/15[4]	70,000	69,497
0.875%, due 01/31/17[4]	400,000	397,531
0.875%, due 02/28/17[4]	1,620,000	1,608,610
2.000%, due 02/15/22	505,000	495,294
Total US government obligations (cost $9,054,299)		8,987,354

Non-US government obligations—0.52%
Chile—0.23%
Republic of Chile,
3.250%, due 09/14/21	100,000	101,435

Colombia—0.12%
Republic of Colombia,
4.375%, due 07/12/21	50,000	54,500

Mexico—0.17%
United Mexican States,
4.750%, due 03/08/44	75,000	73,875
Total Non-US government obligations (cost $222,850)		229,810

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Supranational bond—0.25%
European Investment Bank,
1.250%, due 09/17/13 (cost $109,624)	$110,000	$110,954
Total bonds (cost $40,562,674)		41,301,945

	Shares
Investment company—0.51%
UBS High Yield Relationship Fund*6 (cost $210,000)	7,858	225,056

Short-term investment—13.20%
Investment company—13.20%
UBS Cash Management Prime Relationship Fund[6] (cost $5,802,993)	5,802,993	5,802,993

Investment of cash collateral from securities loaned—0.33%
UBS Private Money Market Fund LLC[6] (cost $144,640)	144,640	144,640
Total investments—108.00% (cost $46,720,307)		47,474,634
Liabilities, in excess of cash and other assets—(8.00%)		(3,517,366)
Net assets—100.00%		$43,957,268

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$979,751
Gross unrealized depreciation	(225,424)
Net unrealized appreciation of investments	$754,327

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized depreciation
JPMCB	EUR	395,000	USD	522,403	06/11/12	$(4,600)

Futures contracts

	Expiration			Unrealized appreciation/
	date	Proceeds	Value	(depreciation)
US Treasury futures sell contracts:
US Long Bond Futures, 3 contracts (USD)	June 2012	$(408,652)	$(413,250)	$(4,598)
US Ultra Bond Futures, 3 contracts (USD)	June 2012	(470,972)	(452,906)	18,066
10 Year US Treasury Notes, 5 contracts (USD)	June 2012	(642,570)	(647,422)	(4,852)
Net unrealized appreciation on futures contracts				$8,616

Credit default swaps on corporate issues—buy protection7

Counterparty	Referenced Obligation[8]	Notional amount (000)		Termination date	Payments made by the Fund[9]	Upfront payments received	Value	Unrealized appreciation
DB	Amgen, Inc. bond, 4.850%, due 11/18/14	USD	250	12/20/15	1.000%	$5,970	$(5,448)	$522

Credit default swaps on corporate issues—sell protection10

Counterparty	Referenced Obligation[8]	Notional amount (000)		Termination date	Payments received by the Fund[9]	Upfront payments made	Value	Unrealized depreciation	Credit spread[11]
DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	250	12/20/15	1.000%	$(5,716)	$5,292	$(424)	0.434%

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Corporate bonds	$—	$10,416,699	$—	$10,416,699
Asset-backed securities	—	413,566	—	413,566
Commercial mortgage-backed securities	—	2,977,268	—	2,977,268
Mortgage & agency debt securities	—	17,538,407	—	17,538,407
Municipal bonds	—	627,887	—	627,887
US government obligations	—	8,987,354	—	8,987,354
Non-US government obligations	—	229,810	—	229,810
Supranational bond	—	110,954	—	110,954
Investment company	—	225,056	—	225,056
Investment of cash collateral from securities loaned	—	144,640	—	144,640
Short-term investment	—	5,802,993	—	5,802,993
Forward foreign currency contract	—	(4,600)	—	(4,600)
Futures contracts	8,616	—	—	8,616
Swap agreements	—	(156)	—	(156)
Total	$8,616	$47,469,878	$—	$47,478,494

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $2,458,805 or 5.59% of net assets.

2                  Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

3                  Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically.

4                  Security, or portion thereof, was on loan at March 31, 2012.

5                  On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6                  The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	6/30/2011	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$2,543,100	$24,121,762	$20,861,869	$—	$—	$5,802,993	$5,356
UBS Private Money Market Fund LLC[a]	223,105	3,876,095	3,954,560	—	—	144,640	25
UBS High Yield Relationship Fund	1,439,092	210,000	1,419,474	6,953	(11,515)	225,056	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	493,162	—	496,720	106,747	(103,189)	—	—
	$4,698,459	$28,207,857	$26,732,623	$113,700	$(114,704)	$6,172,689	$5,381

a                  The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

7                  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

8                  Payment from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the above referenced obligation.

9                  Payments made or received are based on the notional amount.

10            If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11            Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Building materials	2.29%
Capital markets	0.43
Chemicals	0.76
Commercial banks	6.67
Commercial services & supplies	1.44
Consumer finance	2.19
Containers & packaging	0.46
Diversified financial services	16.26
Diversified telecommunication services	2.80
Electric utilities	2.10
Energy	0.76
Health care providers & services	0.68
Hotels, restaurants & leisure	3.27
Insurance	1.43
Leisure equipment & products	0.34
Media	2.15
Metals & mining	2.49
Oil, gas & consumable fuels	6.74
Paper & forest products	0.57
Telecommunications	0.33
Textiles, apparel & luxury goods	0.26
Total corporate bonds	54.42%
Asset-backed securities	3.81
Collateralized debt obligations	2.66
Commercial mortgage-backed securities	9.28
Mortgage & agency debt security	1.26
Municipal bonds	2.46
US government obligations	4.28
Total bonds	78.17%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	18.66
Short-term investment	3.56
Options purchased	4.68
Total investments	105.07%
Liabilities, in excess of cash and other assets	(5.07)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Fixed Income Opportunities Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification and derivatives exposure was included.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Bonds—78.17%
Corporate bonds—54.42%
Australia—0.71%
Sydney Airport Finance Co. Pty Ltd.,
8.000%, due 07/06/15	AUD	500,000	$542,176

Austria—0.57%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]		$400,000	434,000

Brazil—1.41%
Petrobras International Finance Co.,
5.375%, due 01/27/21		1,000,000	1,080,130

Finland—1.12%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	600,000	857,473

Germany—1.94%
HeidelbergCement Finance BV,
8.500%, due 10/31/19		500,000	751,873
Unitymedia GmbH,
9.625%, due 12/01/19[2]		500,000	730,201
Total Germany corporate bonds			1,482,074

Ireland—1.92%
Allied Irish Banks PLC,
1.351%, due 04/11/12[3]		200,000	265,898
4.500%, due 10/01/12		200,000	258,738
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[2]		250,000	353,431
Irish Life & Permanent PLC,
3.600%, due 01/14/13[1]		$300,000	290,998
The Governor & Co. of the Bank of Ireland,
4.000%, due 01/28/15	EUR	250,000	300,916
Total Ireland corporate bonds			1,469,981

Italy—0.33%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[2]		200,000	252,069

Luxembourg—2.53%
ArcelorMittal,
5.500%, due 03/01/21		$900,000	883,327
Intelsat Jackson Holdings SA,
11.250%, due 06/15/16		1,000,000	1,052,500
Total Luxembourg corporate bonds			1,935,827

Mexico—1.31%
Cemex Finance LLC,
9.500%, due 12/14/16[1]		1,000,000	997,600

Netherlands—0.94%
Ziggo Bond Co. BV,
8.000%, due 05/15/18[2]	EUR	500,000	718,531

Norway—1.79%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	124,000,000	1,368,469

Portugal—1.68%
EDP Finance BV,
4.750%, due 09/26/16	EUR	750,000	873,340
4.900%, due 10/01/19[1]		$500,000	406,450
			1,279,790

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
South Africa—0.67%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20		$500,000	$514,666

Spain—2.13%
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[2]	EUR	200,000	257,404
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]		$1,400,000	1,366,806
Total Spain corporate bonds			1,624,210

United Kingdom—3.17%
FCE Bank PLC,
7.125%, due 01/15/13	EUR	500,000	691,023
HSBC Holdings PLC,
4.000%, due 03/30/22		$300,000	297,366
Lloyds TSB Bank PLC,
6.375%, due 01/21/21		250,000	268,351
6.500%, due 03/24/20	EUR	1,000,000	1,161,039
Total United Kingdom corporate bonds			2,417,779

United States—32.20%
Ally Financial, Inc.,
3.612%, due 12/01/12[4]		$600,000	580,500
American International Group, Inc.,
4.250%, due 09/15/14		750,000	773,779
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17		750,000	817,500
Capital One Capital III,
7.686%, due 08/15/36		400,000	402,500
CF Industries, Inc.,
6.875%, due 05/01/18		500,000	576,875
CIT Group, Inc.,
5.250%, due 04/01/14[1]		900,000	919,125
Citigroup, Inc.,
4.750%, due 05/31/17[3]	EUR	1,500,000	1,734,677
5.000%, due 09/15/14		$750,000	776,722
Discover Financial Services,
10.250%, due 07/15/19		300,000	393,840
DISH DBS Corp.,
6.625%, due 10/01/14		450,000	490,500
El Paso Corp.,
7.250%, due 06/01/18		300,000	335,845
Energy Transfer Partners LP,
6.050%, due 06/01/41		680,000	686,184
FireKeepers Development Authority,
13.875%, due 05/01/15[1]		750,000	834,375
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14		1,000,000	1,131,021
Forest Oil Corp.,
8.500%, due 02/15/14		500,000	535,000
Frontier Communications Corp.,
8.250%, due 05/01/14		1,000,000	1,085,000
GenOn Americas Generation LLC,
8.500%, due 10/01/21		850,000	748,000
Goldman Sachs Group, Inc.,
4.100%, due 11/03/15	CAD	330,000	329,302

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
HCA Holdings, Inc.,
6.750%, due 07/15/13		$500,000	$520,000
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	1,100,000
JP Morgan Chase Capital XXVII,
7.000%, due 11/01/39		1,750,000	1,773,625
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		750,000	791,250
Linn Energy LLC,
6.250%, due 11/01/19[1]		600,000	582,000
Merrill Lynch & Co., Inc.,
6.400%, due 08/28/17		2,200,000	2,399,177
MGM Resorts International,
10.375%, due 05/15/14		750,000	850,312
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]		250,000	323,783
Petrohawk Energy Corp.,
7.250%, due 08/15/18		1,500,000	1,715,625
Quiksilver, Inc.,
6.875%, due 04/15/15		200,000	201,000
Regions Financial Corp.,
5.750%, due 06/15/15		250,000	261,875
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	512,500
Univision Communications, Inc.,
7.875%, due 11/01/20[1]		400,000	420,000
Total United States corporate bonds			24,601,892
Total corporate bonds (cost $41,749,545)			41,576,667

Asset-backed securities—3.81%
United States—3.81%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A3,
0.422%, due 04/25/36[3]		343,275	290,740
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.392%, due 08/25/36[3]		691,370	491,378
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		366,467	401,281
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF10, Class A4,
0.562%, due 11/25/35[3]		1,065,312	859,544
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.392%, due 09/25/36[3]		1,153,461	865,587
Total asset-backed securities (cost $3,021,104)			2,908,530

Collateralized debt obligations—2.66%
United Kingdom—0.82%
Jubilee CDO BV,
Series III X, Class A2,
2.304%, due 04/20/17[3,5]	EUR	500,000	623,687

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
United States—1.84%
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.495%, due 12/16/15[1,3,5,6]	$456,490	$439,371
Race Point CLO,
Series 2X, Class B1,
2.003%, due 05/15/15[2,3,5]	1,000,000	966,260
Total United States collateralized debt obligations		1,405,631
Total collateralized debt obligations (cost $2,052,635)		2,029,318

Commercial mortgage-backed securities—9.28%
United States—9.28%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.674%, due 04/10/49[3]	500,000	497,123
Series 2007-4, Class AM,
5.791%, due 02/10/51[3]	425,000	424,982
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.696%, due 12/10/49[3]	425,000	442,944
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.003%, due 12/10/49[3]	500,000	476,699
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class AM,
5.347%, due 12/10/46	150,000	151,719
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.815%, due 05/15/46[3]	575,000	299,192
Series 2007-C3, Class AM,
5.815%, due 05/15/46[3]	400,000	375,612
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	750,000	744,322
Series 2007-GG11, Class AM,
5.867%, due 12/10/49[3]	500,000	482,068
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.816%, due 06/15/49[3]	375,000	411,032
Series 2007-LD12, Class AM,
6.056%, due 02/15/51[3]	1,000,000	987,168
Morgan Stanley Capital I,
Series 2006-HQ8, Class A3,
5.471%, due 03/12/44[3]	213,105	213,801

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,3]	$625,000	$644,293
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.899%, due 02/15/51[3]	1,000,000	940,336
Total commercial mortgage-backed securities (cost $7,355,871)		7,091,291

Mortgage & agency debt security—1.26%
United States—1.26%
Federal National Mortgage Association,[7]
3.110%, due 10/09/19[4] (cost $892,615)	1,250,000	966,651

Municipal bonds—2.46%
State of California, GO Bonds,
7.300%, due 10/01/39	800,000	1,001,600
State of Illinois, GO bonds,
5.665%, due 03/01/18	800,000	875,512
Total municipal bonds (cost $1,648,681)		1,877,112

US government obligations—4.28%
US Treasury Bonds,
3.500%, due 02/15/39	1,000,000	1,038,906
US Treasury Bonds, PO,
4.845%, due 05/15/40[4]	6,000,000	2,234,004
Total US government obligations (cost $2,528,901)		3,272,910
Total bonds (cost $59,249,352)		59,722,479

	Shares
Investment company—18.66%
UBS Opportunistic Emerging Markets Debt Relationship Fund*8 (cost $12,827,886)	769,488	14,254,616

Short-term investment—3.56%
Investment company—3.56%
UBS Cash Management Prime Relationship Fund[8] (cost $2,717,686)	2,717,686	2,717,686

	Number of contracts
Options purchased*—4.68%
Call Options—0.51%
10 Year US Treasury Notes, strike @ USD 106.00, expires April 2012	240	228,750

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Number of contracts	Value
US Long Bond, strike @ USD 140.00, expires May 2012		125	$158,203
			386,953

Put Options—0.61%
10 Year US Treasury Notes, strike @ USD 123.00, expires May 2012		190	14,844
10 Year US Treasury Notes, strike @ USD 128.50, expires May 2012		190	145,469
2 Year Euro-Dollar Midcurve, strike @ USD 98.88, expires December 2012		85	78,625
3 Year Euro-Dollar Midcurve, strike @ USD 98.13, expires December 2012		85	100,406
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012		130	3,250
US Long Bond, strike @ USD 134.00, expires May 2012		125	125,000
			467,594

		Notional amount
Options Purchased on Credit Default Swap on Credit Index—0.44%[5]
Expiring 06/20/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and the Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 12/20/16. European style. Counterparty: CITI		$7,500,000	21,124
Expiring 06/20/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and the Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 12/20/16. European style. Counterparty: CITI		7,500,000	132,891
Expiring 06/20/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and the Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 12/20/16. European style. Counterparty: MLI		7,500,000	132,891
Expiring 06/20/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and the Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 12/20/16. European style. Counterparty: JPMCB		7,500,000	21,124
Expiring 06/20/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 17 Index and the Fund pays fixed rate of 1.000%. Underlying credit default swap terminating 12/20/16. European style. Counterparty: MLI		16,500,000	30,333
			338,363

Options Purchased on Interest Rate Swaps—3.12%[5]
Expiring 01/06/14. If option exercised the Fund pays semi-annually 2.765% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	GBP	4,630,000	339,770
Expiring 01/06/14. If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 2.765%. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB		4,630,000	236,718

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Notional amount		Value
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB		$8,240,000	$641,670
Expiring 06/14/13. If option exercised the Fund pays semi-annually 3.410% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB		8,240,000	29,954
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 5.080%. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB		4,050,000	284,255
Expiring 06/14/21. If option exercised the Fund pays semi-annually 5.080% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB		4,050,000	101,418
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EUR EURIBOR and receives annually 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	32,000,000	409,005
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		$3,050,000	35,401
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: JPMCB	JPY	670,000,000	302,952
			2,381,143
Total options purchased (cost $3,593,858)			3,574,053
Total investments—105.07% (cost $78,388,782)			80,268,834
Liabilities, in excess of cash and other assets—(5.07%)			(3,871,550)
Net assets 100.00%			$76,397,284

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,014,750
Gross unrealized depreciation	(2,134,698)
Net unrealized appreciation of investments	$1,880,052

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	3,760,000	USD	3,947,545	06/01/12	$79,085
JPMCB	CAD	1,035,000	USD	1,034,266	06/01/12	(2,079)
JPMCB	EUR	10,950,000	USD	14,552,696	06/01/12	(55,722)
JPMCB	JPY	258,100,000	USD	3,210,522	06/01/12	90,581
JPMCB	USD	863,953	CAD	860,000	06/01/12	(2,836)
JPMCB	USD	729,602	CAD	730,000	06/01/12	1,346
JPMCB	USD	999,538	EUR	755,000	06/01/12	7,709
JPMCB	USD	756,894	EUR	565,000	06/01/12	(3,127)
RBS	EUR	675,000	USD	891,524	06/01/12	(8,995)
Net unrealized appreciation on forward foreign currency contracts						$105,962

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 7 contracts (USD)	June 2012	$970,607	$964,250	$(6,357)
US Ultra Bond Futures, 67 contracts (USD)	June 2012	10,249,305	10,114,906	(134,399)
10 Year US Treasury Notes, 174 contracts (USD)	June 2012	22,506,937	22,530,282	23,345
US Treasury futures sell contracts:
US Long Bond, 21 contracts (USD)	June 2012	(2,901,148)	(2,892,750)	8,398
2 Year US Treasury Notes, 51 contracts (USD)	June 2012	(11,235,169)	(11,227,172)	7,997
5 Year US Treasury Notes, 12 contracts (USD)	June 2012	(1,480,760)	(1,470,469)	10,291
Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 78 contracts (USD)	September 2013	19,345,375	19,367,400	22,025
90 Day Euro-Dollar Futures, 78 contracts (USD)	March 2014	19,292,478	19,328,400	35,922
Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 156 contracts (USD)	December 2013	(38,625,343)	(38,695,800)	(70,457)
Euro-Bobl, 16 contracts (EUR)	June 2012	(2,640,197)	(2,648,408)	(8,211)
Euro-Bund, 14 contracts (EUR)	June 2012	(2,529,674)	(2,585,857)	(56,183)
Euro-Schatz, 39 contracts (EUR)	June 2012	(5,742,065)	(5,738,998)	3,067
Net unrealized depreciation on futures contracts				$(164,562)

Swap agreements

Currency swap agreements5

Counterparty – DB

							Upfront
Pay		Receive					payments		Unrealized
contracts		contracts		Termination	Pay	Receive	(made)/		appreciation /
(000)		(000)		date	rate[9]	rate[9]	received	Value	(depreciation)
EUR	1,964	USD	2,700	03/16/20	3 month EURIBOR	3 month USD LIBOR	$1,574	$53,942	$55,516
EUR	2,701	USD	3,447	01/13/21	3 month EURIBOR	3 month USD LIBOR	(544,275)	(184,289)	(728,564)
USD	2,700	EUR	1,964	03/16/40	3 month USD LIBOR	3 month EURIBOR	(17,080)	(17,006)	(34,086)
USD	3,447	EUR	2,701	01/13/41	3 month USD LIBOR	3 month EURIBOR	544,275	247,708	791,983
							$(15,506)	$100,355	$84,849

Counterparty – MLI

							Upfront
Pay		Receive					payments		Unrealized
contracts		contracts		Termination	Pay	Receive	(made)/		appreciation /
(000)		(000)		date	rate[9]	rate[9]	received	Value	(depreciation)
CAD	6,679	USD	6,736	03/16/40	3 month BA	3 month USD LIBOR	$(141,380)	$37,144	$(104,236)
USD	6,736	CAD	6,679	03/16/20	3 month USD LIBOR	3 month BA	106,250	(61,992)	44,258
							$(35,130)	$(24,848)	$(59,978)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)
BB	USD	72,000	06/20/21	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	$—	$248,049	$248,049
BB	USD	1,470	06/16/26	3.624	3 month LIBOR (USD BBA)	—	12,375	12,375
CITI	USD	1,860	02/15/36	4.668	3 month LIBOR (USD BBA)	549,637	(569,500)	(19,863)
CSI	EUR	740	04/27/22	6 month EURIBOR	3.865	(86,277)	139,595	53,318
CSI	USD	2,650	08/12/16	3 month LIBOR	1.194	—	11,096	11,096
DB	AUD	2,840	02/11/21	6 month BBSW	6.585	—	158,760	158,760
DB	CAD	11,600	10/03/13	3 month BA	1.875	41,249	124,108	165,357
DB	CAD	10,350	10/03/16	2.485	3 month BA	(134,496)	(364,515)	(499,011)
DB	CAD	2,850	10/03/21	3 month BA	3.260	76,335	210,448	286,783
DB	KRW	2,585,000	01/26/21	4.810	3 month CD KSDA	—	(85,198)	(85,198)
DB	USD	3,000	12/15/15	1.521	3 month LIBOR (USD BBA)	(41,000)	(77,112)	(118,112)
DB	USD	1,250	09/23/20	2.690	3 month LIBOR (USD BBA)	(23,000)	(64,375)	(87,375)
DB	USD	1,450	02/15/36	3.630	3 month LIBOR (USD BBA)	(50,000)	(176,213)	(226,213)
DB	USD	4,550	05/15/38	4.413	3 month LIBOR (USD BBA)	124,000	(1,280,749)	(1,156,749)
DB	USD	875	05/15/40	3.470	3 month LIBOR (USD BBA)	(157,000)	(115,583)	(272,583)
DB	USD	695	05/15/40	4.560	3 month LIBOR (USD BBA)	—	(361,557)	(361,557)
DB	USD	1,250	09/17/40	3.473	3 month LIBOR (USD BBA)	(83,000)	(114,183)	(197,183)
JPMCB	AUD	2,585	01/27/21	6 month BBSW	6.465	—	133,423	133,423
JPMCB	CAD	6,125	02/11/14	3 month BA	2.775	—	167,077	167,077
JPMCB	CAD	5,490	02/11/17	3.500	3 month BA	—	(437,427)	(437,427)
JPMCB	CAD	1,550	02/11/22	3 month BA	4.145	—	224,495	224,495
JPMCB	EUR	6,100	04/27/22	6 month EURIBOR	3.865	—	1,150,718	1,150,718
JPMCB	EUR	2,910	04/27/42	3.919	6 month EURIBOR	—	(1,112,408)	(1,112,408)
JPMCB	USD	4,500	02/18/16	2.532	3 month LIBOR (USD BBA)	—	(275,820)	(275,820)
MLI	AUD	175	02/15/21	6 month BBSW	6.635	—	10,106	10,106
MLI	CAD	9,280	04/08/17	3 month BA	1.978	—	41,944	41,944
MLI	CAD	2,400	02/04/21	3.725	3 month BA	—	(258,656)	(258,656)
MLI	CAD	3,000	02/04/31	3 month BA	4.310	5,192	536,980	542,172
MLI	CAD	1,200	02/04/41	4.208	3 month BA	—	(282,053)	(282,053)
MLI	JPY	841,000	04/26/13	6 month LIBOR (USD BBA)	0.451	—	15,387	15,387
MLI	JPY	676,000	04/26/16	0.706	6 month LIBOR (USD BBA)	—	(104,681)	(104,681)
MLI	JPY	176,000	04/26/21	6 month LIBOR (USD BBA)	1.334	—	84,780	84,780
MLI	KRW	3,015,000	02/11/21	4.840	3 month CD KSDA	—	(102,165)	(102,165)
MLI	USD	12,000	06/20/12	3 month LIBOR (USD BBA)	1 month LIBOR (USD BBA)	—	1,240	1,240
MLI	USD	15,650	03/21/18	2.763	3 month LIBOR (USD BBA)	—	(1,132,194)	(1,132,194)
MLI	USD	4,020	06/18/18	2.090	3 month LIBOR (USD BBA)	—	(44,861)	(44,861)
MLI	USD	8,200	06/20/18	3.403	3 month LIBOR (USD BBA)	—	(969,313)	(969,313)
MLI	USD	3,630	06/16/21	3 month LIBOR (USD BBA)	3.171	—	(1,569)	(1,569)
MLI	USD	3,670	02/17/41	4.423	3 month LIBOR (USD BBA)	—	(1,039,960)	(1,039,960)
MSCIP	CAD	8,870	04/08/17	3.600	3 month BA	—	(730,028)	(730,028)
MSCIP	USD	60,000	06/20/12	3 month LIBOR (USD BBA)	1 month LIBOR (USD BBA)	—	6,479	6,479
MSCIP	USD	3,500	09/23/20	2.690	3 month LIBOR (USD BBA)	(60,500)	(180,250)	(240,750)
						$161,140	$(6,603,310)	$(6,442,170)

Credit default swaps on credit indices—buy protection10

Counterparty	Referenced Index[11]	Notional amount (000)		Termination date	Payments made by the Fund[9]	Upfront payments (made) /received	Value	Unrealized appreciation /(depreciation)
JPMCB	iTraxx Europe Series 17 Index	EUR	17,000	06/20/17	1.000%	$(233,539)	$264,813	$31,274
MLI	iTraxx Europe Crossover Series 17 Index	EUR	3,250	06/20/17	5.000	(183,059)	187,440	4,381
MLI	CDX.EM.Series 17 Index	USD	13,000	06/20/17	5.000	1,610,053	(1,591,916)	18,137
CSI	CMBX.NA.AAA Series 4 Index.	USD	4,000	02/17/51	0.350	(418,342)	284,428	(133,914)
						$775,113	$(855,235)	$(80,122)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Credit default swaps on corporate and sovereign issues—buy protection10

Counterparty	Referenced Obligation[11]	Notional amount (000)		Termination date	Payments made by the Fund[9]	Upfront payments (made) /received	Value	Unrealized appreciation / (depreciation)
BB	Credit Suisse Group Finance Guernsy Ltd. bond, 5.000%, due 07/29/19	EUR	3,000	09/20/16	1.000%	$(67,387)	$73,284	$5,897
BB	Verizon Communications bond, 4.900%, due 09/15/15	USD	2,750	12/20/16	1.000	43,683	(57,105)	(13,422)
BB	Aetna, Inc. bond, 6.625%, due 06/15/36	USD	875	03/20/17	1.000	16,820	(22,934)	(6,114)
BB	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	875	03/20/17	1.000	20,654	(267)	20,387
CSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	875	03/20/17	1.000	16,751	(20,401)	(3,650)
DB	ITV PLC bond, 5.375%, due 10/19/15	EUR	1,500	03/20/14	5.000	236,056	(162,001)	74,055
DB	ING Bank NV bond 5.250%, due 06/07/19	EUR	2,500	06/20/16	1.000	(9,883)	118,357	108,474
DB	Honeywell International Ltd. Bond, 5.700%, due 03/15/36	USD	875	03/20/17	1.000	29,391	(31,486)	(2,095)
JPMCB	Intesa Sanpaolo SpA bond, 4.750%, 06/15/17	EUR	365	03/20/17	3.000	(8,585)	9,394	809
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025	09/20/16	0.250	(97,127)	163,994	66,867
JPMCB	XL Group PLC bond, 6.250%, 05/15/27	USD	875	03/20/17	1.000	—	(267)	(267)
MLI	Credit Agricole SA bond, 5.065%, due 08/10/22	EUR	2,750	06/20/16	1.000	(88,491)	202,342	113,851
MLI	United Parcel Service of America, Inc. bond, 8.375%, due 04/01/30	USD	3,500	06/20/16	1.000	110,916	(88,221)	22,695
MLI	Simon Property Group LP bond, 5.250%, due 12/01/16	USD	3,000	09/20/16	1.000	(21,643)	(30,277)	(51,920)
MLI	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	875	03/20/17	1.000	4,131	(14,690)	(10,559)
MLI	Prudential Financial, Inc. bond, 4.500%, due 07/15/13	USD	1,000	03/20/17	1.000	(60,279)	26,896	(33,383)
MLI	Government of Japan bond, 2.000%, due 03/21/22	USD	2,500	03/20/17	1.000	(43,221)	(5,394)	(48,615)
MLI	Weyerhaeuser Co. bond, 7.125%, due 07/15/23	USD	875	03/20/17	1.000	(12,240)	11,916	(324)
MLI	BorgWarner, Inc. bond, 8.000%, due 10/01/19	USD	875	03/20/17	1.000	(8,196)	(440)	(8,636)
MLI	Westvaco Corp., 7.950% bond, due 02/15/31	USD	875	03/20/17	1.000	(9,408)	2,439	(6,969)
MSCI	BNP Paribas bond, 4.250%, due 01/16/14	EUR	2,500	06/20/16	1.000	(10,692)	136,899	126,207
MSCI	VF Corp. bond, 5.950%, due 11/01/17	USD	2,750	12/20/16	1.000	33,582	(70,772)	(37,190)
MSCI	Target Corp. bond, 5.375%, due 05/01/17	USD	1,750	12/20/16	1.000	33,459	(51,547)	(18,088)
MSCI	Olin Corp. bond, 8.875%, due 08/15/19	USD	750	12/20/16	1.000	(26,786)	10,341	(16,445)
MSCI	Chesapeake Energy Corp. bond, 6.625%, due 08/15/20	USD	875	03/20/17	5.000	—	(1,337)	(1,337)
MSCI	Eastman Chemical Co. bond, 7.600%, due 02/01/27	USD	875	03/20/17	1.000	11,248	(267)	10,981
						$92,753	$198,456	$291,209

Credit default swaps on corporate and sovereign issues—sell protection12

Counterparty	Referenced Obligation[11]	Notional amount (000)		Termination date	Payments received by the Fund[9]	Upfront payments (made) /received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]
BB	UnitedHealth Group, Inc. bond, 6.000% due 02/15/18	USD	875	03/20/17	1.000%	$—	$4,406	$4,406	0.901%
CSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	875	03/20/17	1.000	(16,751)	22,488	5,737	0.477
DB	ITV PLC bond, 5.375% due 10/19/15	EUR	1,000	03/20/16	5.000	(190,725)	165,247	(25,478)	1.758
DB	United Technologies Corp. bond, 4.875% due 05/01/15	USD	875	03/20/17	1.000	(4,278)	13,105	8,827	0.696
DB	Potash Corp. of Saskatchewan, Inc. bond, 6.500% due 05/15/19	USD	875	03/20/17	1.000	—	267	267	0.852
JPMCB	Republic of Italy bond, 6.875% due 09/27/23	USD	450	03/20/17	1.000	58,335	138	58,473	3.856
MLI	Aegon NV bond, 4.125% due 12/08/14	EUR	900	03/20/16	1.000	36,430	(46,063)	(9,633)	2.044
MLI	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	875	03/20/17	1.000	(4,131)	18,808	14,677	0.563
MLI	Republic of China bond, 4.225% due 10/28/14	USD	2,500	03/20/17	1.000	40,738	(9,529)	31,209	1.086
MLI	MetLife, Inc. bond, 5.000% due 06/15/15	USD	1,000	03/20/17	1.000	76,856	(49,522)	27,334	2.084
MLI	Georgia-Pacific LLC bond, 7.750% due 11/15/29	USD	875	03/20/17	1.000	12,240	(11,546)	694	1.284
MLI	Johnson Control, Inc. bond, 7.125%, due 07/15/17	USD	875	03/20/17	1.000	16,255	(12,330)	3,925	1.304
MLI	International Paper Co. bond, 5.300% due 04/01/15	USD	875	03/20/17	1.000	9,408	(2,971)	6,437	1.077
MLI	JPMorgan Chase & Co. bond, 4.750% due 03/01/15	USD	875	03/20/17	1.000	7,377	267	7,644	0.907
MSCI	MetLife, Inc. bond, 5.000% due 06/15/15	USD	1,300	06/20/16	1.000	23,959	(49,289)	(25,330)	1.959
MSCI	Wal-Mart Stores, bond, Inc., 5.875% due 04/05/27	USD	1,750	12/20/16	1.000	(33,458)	53,215	19,757	0.352
MSCI	Dow Chemical Co. bond, 7.375% due 11/01/29	USD	750	12/20/16	1.000	33,157	(6,708)	26,449	1.204
						$65,412	$89,983	$155,395

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Options written

	Expiration date	Premiums received	Value
Put options
10 Year US Treasury Notes, 380 contracts, strike @ USD 125.00	May 2012	$114,958	$(65,312)
90 Day Euro-Dollar Time Deposit, 130 contracts, strike @ USD 96.00	December 2012	58,045	(813)
Options Written on Interest Rate Swaps[5]
If option exercised the Fund receives quarterly floating 3 month EUR EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	180,157	(261,526)
If option exercised the Fund receives annually 3.325% and pays quarterly floating 3 month EUR EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	155,492	(71,754)
If option exercised the Fund receives quarterly floating 3 month USD LIBOR and pays semi-annually 4.700%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,200,000	June 2016	402,115	(864,025)
If option exercised the Fund receives semi-annually 4.70% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,200,000	June 2016	402,115	(180,664)
If option exercised the Fund receives semi-annually 7.25% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(14,807)
If option exercised the Fund receives semi-annually 8.76% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(5,074)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: MSC, Notional Amount JPY 670,000,000	December 2013	248,815	(136,262)
If option exercised the Fund receives semi-annually 1.620% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(247,195)
If option exercised the Fund receives semi-annually 6 month GBP LIBOR and pays semi annually 1.620%. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(264,115)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[5]
If option exercised payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and Fund receives fixed rate of 5.000%. Underlying credit default swap terminating 12/20/2016. European style. Counterparty: BB, Notional Amount USD 15,000,000	June 2012	$101,850	$(93,936)
If option exercised payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 17 Index and Fund receives fixed rate of 5.000%. Underlying credit default swap terminating 12/20/2016. European style. Counterparty: MSC, Notional Amount USD 15,000,000	June 2012	190,605	(93,936)
If option exercised payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 17 Index and Fund receives fixed rate of 1.000%. Underlying credit default swap terminating 12/20/2016. European style. Counterparty: MLI, Notional Amount USD 16,500,000	June 2012	18,150	(8,608)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 17 Index and Fund receives fixed rate of 1.000%. Underlying credit default swap terminating 12/20/2016. European style. Counterparty: MLI, Notional Amount USD 16,500,000	June 2012	37,950	(64,993)
Total options written		$2,565,526	$(2,373,020)

Written option activity for the period ended March 31, 2012 was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2011	1,408	$235,521
Options written	7,801	2,485,504
Options terminated in closing purchase transactions	(7,607)	(2,399,859)
Options expired prior to exercise	(1,092)	(148,163)
Options outstanding at March 31, 2012	510	$173,003

Swaption activity for the period ended March 31, 2012 was as follows:

Swaptions outstanding at June 30, 2011	$1,546,001
Swaptions written	5,126,811
Swaptions terminated in closing purchase transactions	(4,280,289)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2012	$2,392,523

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$41,576,667	$—	$41,576,667
Asset-backed securities	—	2,908,530	—	2,908,530
Collateralized debt obligations	—	2,029,318	—	2,029,318
Commercial mortgage-backed security	—	7,091,291	—	7,091,291
Mortgage & agency debt security	—	966,651	—	966,651
Municipal bonds	—	1,877,112	—	1,877,112
US government obligations	—	3,272,910	—	3,272,910
Investment company	—	14,254,616	—	14,254,616
Short-term investment	—	2,717,686	—	2,717,686
Options purchased	854,547	2,719,506	—	3,574,053
Forward foreign currency contracts	—	105,962	—	105,962
Futures contracts	(164,562)	—	—	(164,562)
Swap agreements	—	(7,094,599)	—	(7,094,599)
Options written	(66,125)	(2,306,895)	—	(2,373,020)
Total	$623,860	$70,118,755	$—	$70,742,615

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligation	Total
Assets
Beginning balance	$475,000	$475,000
Purchases	—	—
Issuances	—	—
Sales	(43,510)	(43,510)
Settlements	—	—
Accrued discounts (premiums)	6,087	6,087
Total realized gain (loss)	3,095	3,095
Change in net unrealized appreciation/depreciation	(1,301)	(1,301)
Transfers into Level 3	—	—
Transfers out of Level 3[14]	(439,371)	(439,371)
Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $7,658,801 or 10.02% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of these securities amounted to $3,277,896 or 4.29% of net assets.

3	Variable or floating rate security—The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
4	Rate shown reflects annualized yield at March 31, 2012 on zero coupon bond.
5	Holding is illiquid. At March 31, 2012, the value of these securities and other derivative instruments amounted to $7,657,800 or 10.02% of net assets.
6	This security, which represents 0.58% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/12	Value as a percentage of net assets
GSC Partners CDO Fund Ltd., Series 2003-4A, Class B, 2.495%, due12/16/15	12/14/10	$455,500	0.60%	$439,371	0.58%

7

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

8	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Income
		Purchases	Sales	Net realized	appreciation		earned from
		during the	during the	gain during	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$4,839,734	$47,912,033	$50,034,081	$—	$—	$2,717,686	$2,928
UBS Opportunistic Emerging Markets Debt Relationship Fund	15,623,479	—	2,500,000	327,886	803,251	14,254,616	—
	$20,463,213	$47,912,033	$52,534,081	$327,886	$803,251	$16,972,302	$2,928

9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

14

Transfers out of Level 3 represent the value at the end of the period. At March 31, 2012, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

UBS Global Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Building materials	0.33%
Capital markets	0.74
Chemicals	0.59
Commercial banks	14.85
Consumer finance	0.38
Diversified financial services	5.44
Diversified telecommunication services	1.42
Electric utilities	0.58
Health care equipment & supplies	0.42
Health care providers & services	0.15
Insurance	0.92
Leisure equipment & products	0.40
Media	1.34
Metals & mining	0.70
Multi-utilities	0.20
Oil, gas & consumable fuels	2.28
Road & rail	0.11
Semiconductors & semiconductor equipment	0.16
Specialty retail	0.16
Telecommunications	0.47
Thrifts & mortgage finance	0.52
Tobacco	2.06
Wireless telecommunication services	0.78
Total corporate bonds	35.00%
Asset-backed securities	1.12
Collateralized debt obligation	1.28
Mortgage & agency debt securities	13.69
US government obligations	2.46
Non-US government obligations	39.46
Supranational bonds	2.22
Total bonds	95.23%
Short-term investment	3.20
Total investments	98.43%
Cash and other assets, less liabilities	1.57
Net assets	100.00%

1      Figures represent the industry breakdown of direct investments of UBS Global Bond Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Bonds—95.23%
Corporate bonds—35.00%
Australia—1.61%
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	100,000	$142,673
4.200%, due 02/27/15	$70,000		75,181
Total Australia corporate bonds			217,854

Canada—0.33%
Nova Chemicals Corp.,
8.625%, due 11/01/19	25,000		28,500
Teck Resources Ltd.,
3.150%, due 01/15/17	15,000		15,421
Total Canada corporate bonds			43,921

Cayman Islands—0.58%
Vale Overseas Ltd.,
5.625%, due 09/15/19	50,000		55,876
6.875%, due 11/21/36	20,000		23,197
Total Cayman Islands corporate bonds			79,073

France—2.88%
BNP Paribas Home Loan SFH,
3.875%, due 07/12/21	EUR	100,000	142,776
CM-CIC Covered Bonds,
4.375%, due 03/17/21[1]	100,000		147,182
Societe Generale SA,
2.200%, due 09/14/13[2]	$100,000		99,847
Total France corporate bonds			389,805

Germany—3.46%
HeidelbergCement Finance BV,
8.500%, due 10/31/19	EUR	30,000	45,112
Kreditanstalt fuer Wiederaufbau,
2.625%, due 01/25/22	$150,000		148,675
5.500%, due 12/07/15	GBP	150,000	274,652
Total Germany corporate bonds			468,439

Italy—0.47%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	EUR	50,000	63,017

Luxembourg—0.19%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20	$25,000		26,281

Mexico—0.78%
America Movil SAB de CV,
3.625%, due 03/30/15	100,000		105,719

Netherlands—2.67%
Bank Nederlandse Gemeenten,
1.375%, due 03/23/15[2]	40,000		40,220
Nederlandse Waterschapsbank NV,
2.125%, due 02/09/17[2]	200,000		197,046
Rabobank Nederland NV,
3.875%, due 02/08/22	100,000		96,707
RWE Finance BV,
5.625%, due 12/06/23	GBP	15,000	27,240
Total Netherlands corporate bonds			361,213

Norway—1.45%
DnB NOR Boligkreditt,
3.875%, due 06/16/21	EUR	110,000	160,153
Eksportfinans ASA,
2.000%, due 09/15/15	$35,000		31,053

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Statoil ASA,
3.150%, due 01/23/22		$5,000	$5,043
Total Norway corporate bonds			196,249

Qatar—0.81%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[2]	100,000		109,350

Spain—0.68%
Bankia SA,
4.125%, due 03/24/36	EUR	100,000	92,216

Sweden—0.52%
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]		$70,000	70,255

United Kingdom—4.05%
Aviva PLC,
4.729%, due 11/28/14[3,4]	EUR	40,000	43,927
Barclays Bank PLC,
4.750%, due 03/15/20[3,4]	40,000		29,653
4.875%, due 12/15/14[3,4]	60,000		51,726
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	100,000		144,787
Lloyds TSB Bank PLC,
4.500%, due 09/15/14[1]	100,000		138,359
Royal Bank of Scotland PLC,
3.400%, due 08/23/13		$60,000	60,806
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,4]	GBP	50,000	78,775
Total United Kingdom corporate bonds			548,033

United States—14.52%
Alltel Corp.,
7.875%, due 07/01/32		$40,000	57,178
Ally Financial, Inc.,
4.500%, due 02/11/14	15,000		15,019
Altria Group, Inc.,
9.250%, due 08/06/19	100,000		134,473
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	100,000		108,587
Bank of America Corp.,
7.375%, due 05/15/14	125,000		135,691
Bear Stearns Cos. LLC,
5.700%, due 11/15/14	150,000		165,747
Boston Scientific Corp.,
6.000%, due 01/15/20	50,000		57,390
Celanese US Holdings LLC,
6.625%, due 10/15/18	25,000		26,625
CF Industries, Inc.,
7.125%, due 05/01/20	20,000		23,825
Citigroup, Inc.,
4.750%, due 05/31/17[3]	EUR	50,000	57,823
5.625%, due 08/27/12		$70,000	71,179
Comcast Corp.,
6.300%, due 11/15/17	150,000		180,969
Energy Transfer Partners LP,
6.050%, due 06/01/41	25,000		25,227
7.500%, due 07/01/38	10,000		11,356
Enterprise Products Operating LLC,
3.700%, due 06/01/15	30,000		32,070
Series I, 5.000%, due 03/01/15	20,000		21,945

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Face amount	Value
ERAC USA Finance LLC,
2.750%, due 03/15/17[2]	$15,000		$14,985
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[2]		20,000	21,900
Fresenius Medical Care US Finance II, Inc.,
5.625%, due 07/31/19[2]		20,000	20,600
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32		110,000	131,422
Hasbro, Inc.,
6.350%, due 03/15/40		50,000	54,197
HSBC USA, Inc.,
2.375%, due 02/13/15		105,000	105,720
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35		75,000	77,483
Michaels Stores, Inc.,
7.750%, due 11/01/18		20,000	21,300
Morgan Stanley,
4.750%, due 03/22/17		100,000	100,033
New York Life Global Funding,
1.650%, due 05/15/17[2]		80,000	79,331
Quicksilver Resources, Inc.,
11.750%, due 01/01/16		20,000	21,150
Range Resources Corp.,
5.750%, due 06/01/21		5,000	5,250
SLM Corp.,
6.250%, due 01/25/16		50,000	52,000
Wells Fargo & Co.,
1.250%, due 02/13/15		135,000	134,449
Total United States corporate bonds			1,964,924

Total corporate bonds (cost $4,702,278)			4,736,349

Asset-backed securities—1.12%
United Kingdom—0.59%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
1.266%, due 04/15/16[3]	GBP	20,000	31,275
Series 2003-B PLC, Class A,
4.650%, due 07/15/13		30,000	49,157
Total United Kingdom asset-backed securities			80,432

United States—0.53%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14	EUR	40,000	55,044
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.422%, due 09/25/36[3]	$28,003		16,632
Total United States asset-backed securities			71,676

Total asset-backed securities (cost $158,676)			152,108

Collateralized debt obligation—1.28%
United States—1.28%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.725%, due 06/09/19 (cost $247,508)[2,3,5,6]		250,000	172,500

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Mortgage & agency debt securities—13.69%
United States—13.69%
Federal Home Loan Mortgage Corp. Gold Pools,[7]
#G04461, 5.000%, due 07/01/38	$110,793		$119,419
Federal National Mortgage Association Pools,[7]
#AA5244, 4.000%, due 05/01/39	52,928		55,530
#AJ6221, 4.000%, due 01/01/42	423,764		444,790
#MA0755, 4.500%, due 06/01/41	399,523		426,311
#909356, 5.000%, due 02/01/37	136,711		147,787
#914467, 5.000%, due 04/01/37	99,309		107,355
#928197, 5.500%, due 03/01/37	94,488		103,040
#AC1466, 5.500%, due 08/01/39	116,846		127,989
#900568, 6.000%, due 09/01/36	55,057		60,819
#940642, 6.000%, due 08/01/37	107,283		119,081
#889579, 6.000%, due 05/01/38	83,120		91,991
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31	41,798		48,647

Total mortgage & agency debt securities (cost $1,772,328)			1,852,759

US government obligations—2.46%
US Treasury Bonds,
3.500%, due 02/15/39	120,000		124,669
US Treasury Notes,
1.750%, due 05/31/16	200,000		207,500

Total US government obligations (cost $323,762)			332,169

Non-US government obligations—39.46%
Canada—2.80%
Canadian Government Bond,
3.500%, due 06/01/20	CAD	340,000	378,822

Denmark—0.77%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	104,006

Finland—1.12%
Government of Finland,
1.750%, due 04/15/16	EUR	110,000	151,247

France—1.23%
Government of France,
3.250%, due 10/25/21	120,000		165,816

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Germany—6.45%
Bundesrepublik Deutschland,
3.500%, due 01/04/16	EUR	125,000	$185,184
4.000%, due 01/04/37	265,000		449,298
6.250%, due 01/04/24	125,000		238,966
			873,448
Italy—6.48%
Buoni Ordinari del Tesoro,
9.049%, due 04/30/12[8]	110,000		146,613
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15	150,000		197,074
3.000%, due 11/01/15	180,000		235,776
Republic of Italy,
4.750%, due 01/25/16	$290,000		297,389
			876,852
Japan—12.84%
Government of Japan,
0.600%, due 03/20/16	JPY	35,000,000	428,776
1.800%, due 06/20/17	68,000,000		882,626
1.900%, due 06/20/25	28,800,000		372,109
2.500%, due 09/20/35	4,000,000		54,425
			1,737,936
Netherlands—0.68%
Government of the Netherlands,
2.250%, due 07/15/22	EUR	70,000	92,524

Spain—3.53%
Instituto de Credito Oficial,
5.375%, due 07/02/12	$400,000		402,298
Kingdom of Spain,
4.200%, due 07/30/13	EUR	55,000	75,310
			477,608

United Kingdom—3.56%
UK Gilts,
2.000%, due 01/22/16	GBP	200,000	334,440
4.000%, due 01/22/60	80,000		147,384
			481,824
Total Non-US government obligations (cost $5,082,006)			5,340,083

Supranational bonds—2.22%
European Investment Bank,
2.125%, due 03/15/19[2]	$140,000		138,631
6.125%, due 01/23/17	AUD	150,000	162,262
Total supranational bonds (cost $275,804)			300,893

Total bonds (cost $12,562,362)			12,886,861

	Shares
Short-term investment—3.20%
Investment company—3.20%
UBS Cash Management Prime Relationship Fund[9] (cost $433,302)	433,302		433,302
Total investments—98.43% (cost $12,995,664)			13,320,163
Cash and other assets, less liabilities—1.57%			212,693
Net assets—100.00%			$13,532,856

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$549,219
Gross unrealized depreciation	(224,720)
Net unrealized appreciation of investments	$324,499

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	100,000	JPY	10,921,535	06/20/12	$(1,381)
BB	EUR	50,000	NOK	380,832	06/20/12	(43)
BB	JPY	11,649,218	USD	140,000	06/20/12	(843)
BB	JPY	11,516,540	USD	140,000	06/20/12	761
CSI	EUR	50,000	NOK	382,520	06/20/12	253
GSI	EUR	100,000	USD	131,703	06/20/12	(1,723)
GSI	GBP	85,000	SEK	905,650	06/20/12	584
JPMCB	AUD	60,000	JPY	5,189,580	06/20/12	1,135
JPMCB	AUD	60,000	JPY	5,082,708	06/20/12	(157)
JPMCB	AUD	110,000	USD	115,907	06/20/12	2,957
JPMCB	EUR	100,000	CAD	133,373	06/20/12	64
JPMCB	EUR	170,000	USD	227,947	06/20/12	1,122
JPMCB	EUR	70,000	USD	92,972	06/20/12	(426)
JPMCB	GBP	430,000	USD	681,134	06/20/12	(6,281)
JPMCB	JPY	12,000,000	USD	148,237	06/20/12	3,153
JPMCB	USD	122,634	CHF	110,000	06/20/12	(660)
JPMCB	USD	244,111	EUR	185,000	06/20/12	2,728
JPMCB	USD	62,695	GBP	40,000	06/20/12	1,251
JPMCB	USD	1,395,157	JPY	112,342,518	06/20/12	(36,897)
JPMCB	USD	146,683	KRW	167,000,000	06/20/12	(132)
JPMCB	USD	210,179	NOK	1,180,000	06/20/12	(3,602)
JPMCB	USD	102,947	SEK	680,000	06/20/12	(481)
RBS	USD	139,262	AUD	130,000	06/20/12	(5,776)
Net unrealized depreciation on forward foreign currency contracts						$(44,394)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 2 contracts (USD)	June 2012	$246,581	$245,078	$(1,503)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 1 contract (USD)	June 2012	(128,889)	(129,484)	(595)
Interest rate futures buy contracts:
10 Year Mini Japanese Government Bond, 3 contracts (JPY)	June 2012	516,237	514,534	(1,703)
Interest rate futures sell contracts:
Euro-Bobl, 3 contracts (EUR)	June 2012	(496,699)	(496,577)	122
Net unrealized depreciation on futures contracts				$(3,679)

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Credit default swaps on credit indices—buy protection10

Counterparty	Referenced Index[11]	Notional amount (000)		Termination date	Payments made by the Fund[12]	Upfront payments (made)/ received	Value	Unrealized appreciation
BB	iTraxx Europe Crossover Series 17	EUR	200	06/20/17	5.000%	$(5,619)	$11,535	$5,916
JPMCB	iTraxx Europe Sub Financials Series 17	EUR	175	06/20/17	5.000	20,268	(15,258)	5,010
						$14,649	$(3,723)	$10,926

Credit default swaps on corporate issues — buy protection10

Counterparty	Referenced Obligation[11]	Notional amount (000)		Termination date	Payments made by the Fund[12]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Marks & Spencer PLC bond, 5.625%, due 03/24/14	EUR	25	03/20/17	1.000%	$(2,280)	$713	$(1,567)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	30	06/20/17	1.000	(718)	596	(122)
BB	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	40	03/20/17	1.000	767	(910)	(143)
BB	Quest Diagnostics Incorporated bond, 6.950%, due 07/01/37	USD	40	03/20/17	1.000	321	(644)	(323)
CSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35	06/20/17	1.000	989	(936)	53
DB	Quest Diagnostics Incorporated bond, 6.950%, due 07/01/37	USD	30	03/20/17	1.000	226	(483)	(257)
DB	Morgan Stanley bond, 6.600%, due 04/01/12	USD	80	03/20/17	1.000	(8,679)	7,235	(1,444)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	20	06/20/17	1.000	(491)	398	(93)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	30	03/20/17	1.000	604	(683)	(79)
GSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35	06/20/17	1.000	832	(871)	(39)
JPMCB	Valeo SA bond, 3.750%, due 06/24/13	EUR	50	09/20/16	1.000	(3,458)	2,040	(1,418)
JPMCB	Michelin Luxembourg SCS bond, 8.625%, due 04/24/14	EUR	100	09/20/16	1.000	(5,607)	2,018	(3,589)
JPMCB	Volvo Treasury AB bond, 5.000%, due 05/31/17	EUR	50	12/20/16	1.000	(4,551)	1,153	(3,398)
JPMCB	Intesa Sanpaolo SpA bond, 4.750%, due 06/15/17	EUR	80	03/20/17	3.000	(1,882)	2,059	177
JPMCB	Metro AG bond, 7.625%, due 03/05/15	EUR	25	06/20/17	1.000	(1,058)	842	(216)
JPMCB	Carrefour SA bond, 4.375%, due 11/02/16	EUR	25	06/20/17	1.000	(1,126)	942	(184)
						$(26,111)	$13,469	$(12,642)

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Credit default swaps on corporate and sovereign issues—sell protection13

Counterparty	Referenced Obligation[11]	Notional amount (000)		Termination date	Payments received by the Fund[12]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[14]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	50	06/20/17	1.000%	$229	$384	$613	0.890%
BB	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	40	03/20/17	1.000	(864)	957	93	0.513
BB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	40	03/20/17	1.000	(321)	777	456	0.605
DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	30	03/20/17	1.000	(226)	583	357	0.605
GSI	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	30	03/20/17	1.000	(678)	718	40	0.513
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35	06/20/17	1.000	1,971	(1,914)	57	2.140
JPMCB	Republic of Italy bond, 6.875%, due 09/27/23	USD	120	03/20/17	1.000	15,556	(14,613)	943	3.856
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35	06/20/17	1.000	1,939	(1,914)	25	2.140
						$17,606	$(15,022)	$2,584

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$4,736,349	$—	$4,736,349
Asset-backed securities	—	152,108	—	152,108
Collateralized debt obligation	—	172,500	—	172,500
Mortgage & agency debt securities	—	1,852,759	—	1,852,759
US government obligations	—	332,169	—	332,169
Non-US government obligations	—	5,340,083	—	5,340,083
Supranational bonds	—	300,893	—	300,893
Short-term investment	—	433,302	—	433,302
Forward foreign currency contracts	—	(44,394)	—	(44,394)
Futures contracts	(3,679)	—	—	(3,679)
Swap agreements	—	(5,276)	—	(5,276)
Total	$(3,679)	$13,270,493	$—	$13,266,814

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligation	Total
Assets
Beginning balance	$287,009	$287,009
Purchases	—	—
Issuances	—	—
Sales	(46,331)	(46,331)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	(86,081)	(86,081)
Change in net unrealized appreciation/depreciation	17,903	17,903
Transfers into Level 3	—	—
Transfers out of Level 3[15]	(172,500)	(172,500)
Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

UBS Global Bond Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of these securities amounted to $348,558 or 2.58% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $964,665 or 7.13% of net assets.

3	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
4	Perpetual bond security. The maturity date reflects the next call date.
5	Security is illiquid. At March 31, 2012, the value of this security amounted to $172,500 or 1.27% of net assets.
6	This security, which represents 1.27% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/12	Value as a percentage of net assets

Hewett’s Island CDO Ltd., Series 2007-6A,Class D, 2.725%, due 06/9/19	05/09/07 - 09/25/09	$247,508	1.83%	$172,500	1.27%

7

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

8	Rate shown reflects annualized yield at March 31, 2012 on zero coupon bond.
9	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$377,148	$4,902,645	$4,846,491	$433,302	$399

10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
12	Payments made or received are based on the notional amount.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

15

Transfers out of Level 3 represent the value at the end of the period. At March 31, 2012, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Aerospace	0.82%
Air transportation	0.20
Automotive & auto parts distributors	4.72
Banks & thrifts	3.21
Broadcasting	0.73
Building materials	0.64
Cable TV	4.80
Capital goods	0.84
Chemicals	5.03
Consumer products	0.20
Containers	2.97
Diversified financial services	3.20
Diversified media	1.40
Electric utilities	3.43
Energy	14.12
Entertainment/film	0.79
Environmental	0.16
Food & drug retail	0.93
Food/beverage/tobacco	1.88
Gaming	4.82
Healthcare	5.04
Homebuilders/real estate	1.55
Hotel	0.86
Insurance	1.64
Leisure	1.05
Machinery	0.83
Metals/mining	2.61
Paper	1.55
Publishing/printing	0.62
Restaurants	0.43
Services	3.12
Steels	2.24
Super retail index	4.36
Technology	4.20
Telecommunications	6.83
Textile/apparel	0.15
Transportation excluding air/rail	0.86
Total corporate bonds	92.83%
Commercial mortgage-backed securities	0.81
US government obligation	0.24
Total bonds	93.88%
Common stocks	0.09
Warrants	0.00 [1]
Short-term investment	4.09
Total investments	98.06%
Cash and other assets, less liabilities	1.94
Net assets	100.00%

1   Amount represents less than 0.005%.

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Bonds—93.88%
Corporate bonds—92.83%
Australia—0.76%
FMG Resources August 2006 Pty Ltd.,
7.000%, due 11/01/15[1]	$300,000	$306,000
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]	390,000	335,400
Total Australia corporate bonds		641,400

Austria—0.30%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	235,000	254,975

Brazil—0.46%
OGX Petroleo e Gas Participacoes SA,
8.500%, due 06/01/18[1]	375,000	389,625

Canada—3.39%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	110,000	121,000
7.750%, due 03/15/20[1]	150,000	167,250
CHC Helicopter SA,
9.250%, due 10/15/20[1]	250,000	248,125
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]	285,000	285,000
Nova Chemicals Corp.,
8.625%, due 11/01/19	930,000	1,060,200
Novelis, Inc.,
8.375%, due 12/15/17	225,000	244,125
PetroBakken Energy Ltd.,
8.625%, due 02/01/20[1]	200,000	208,500
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	200,000	221,000
Trinidad Drilling Ltd.,
7.875%, due 01/15/19[1]	95,000	101,056
Videotron Ltee,
5.000%, due 07/15/22[1]	215,000	212,850
Total Canada corporate bonds		2,869,106

Cayman Islands—1.20%
Fibria Overseas Finance Ltd.,
7.500%, due 05/04/20[1]	100,000	105,630
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	125,000	130,625
Seagate HDD Cayman,
7.750%, due 12/15/18	325,000	355,875
UPCB Finance V Ltd.,
7.250%, due 11/15/21[1]	400,000	423,000
Total Cayman Islands corporate bonds		1,015,130

France—0.26%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	150,000	156,000
CMA CGM SA,
8.500%, due 04/15/17[1]	100,000	62,875
Total France corporate bonds		218,875

Ireland—0.80%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	200,000	214,500
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	200,000	190,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
9.125%, due 04/30/18[1]	250,000	273,125
Total Ireland corporate bonds		677,625

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Face amount	Value
Italy—0.31%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		$270,000	$265,950

Luxembourg—1.76%
APERAM,
7.750%, due 04/01/18[1]		150,000	144,750
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]		400,000	411,000
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]		235,000	226,188
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		100,000	105,125
Intelsat Luxembourg SA,
11.250%, due 02/04/17		575,000	598,000
Total Luxembourg corporate bonds			1,485,063

Netherlands—0.45%
LyondellBasell Industries NV,
5.750%, due 04/15/24[1]		240,000	239,400
6.000%, due 11/15/21[1]		135,000	141,750
Total Netherlands corporate bonds			381,150

Norway—0.30%
Eksportfinans ASA,
3.000%, due 11/17/14		265,000	251,075

Russia—0.26%
Evraz Group SA,
9.500%, due 04/24/18[1]		200,000	220,196

South Africa—0.35%
Edcon Proprietary Ltd.,
4.126%, due 06/15/14[2,3]	EUR	250,000	293,414

United Kingdom—1.60%
Hanson Ltd.,
6.125%, due 08/15/16		$200,000	214,500
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,3,4]		300,000	212,250
Ineos Finance PLC,
9.000%, due 05/15/15[1]		100,000	106,125
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]		180,000	170,100
Vedanta Resources PLC,
9.500%, due 07/18/18[1]		125,000	126,250
Virgin Media Finance PLC,
5.250%, due 02/15/22		200,000	198,250
8.375%, due 10/15/19		100,000	112,000
9.500%, due 08/15/16		42,000	47,355
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18		150,000	162,938
Total United Kingdom corporate bonds			1,349,768

United States—80.63%
AES Corp.,
8.000%, due 10/15/17		60,000	67,575
8.000%, due 06/01/20		550,000	631,125
AK Steel Corp.,
7.625%, due 05/15/20		200,000	193,000

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Ally Financial, Inc.,
5.500%, due 02/15/17	$435,000	$435,517
6.750%, due 12/01/14	100,000	104,750
8.000%, due 11/01/31	185,000	203,963
8.300%, due 02/12/15	380,000	413,725
Alta Mesa Holdings,
9.625%, due 10/15/18	215,000	216,613
AMC Entertainment, Inc.,
8.750%, due 06/01/19	275,000	288,063
9.750%, due 12/01/20	355,000	334,588
American General Institutional Capital,
Series A, 7.570%, due 12/01/45[1]	195,000	195,000
American International Group, Inc.,
6.250%, due 03/15/37	175,000	157,500
AmeriGas Finance LLC,
6.750%, due 05/20/20	175,000	177,625
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	135,000	140,400
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	471,505
Ashland, Inc.,
9.125%, due 06/01/17	165,000	182,944
Atlas Pipeline Partners LP,
8.750%, due 06/15/18	125,000	133,125
ATP Oil & Gas Corp.,
11.875%, due 05/01/15	135,000	98,550
Atwood Oceanics, Inc.,
6.500%, due 02/01/20	50,000	52,500
Avis Budget Car Rental LLC,
7.750%, due 05/15/16	125,000	128,438
9.625%, due 03/15/18	100,000	108,500
BankAmerica Capital II,
8.000%, due 12/15/26	90,000	90,900
BE Aerospace, Inc.,
6.875%, due 10/01/20	175,000	191,625
Belden, Inc.,
9.250%, due 06/15/19	100,000	110,000
Berry Petroleum Co.,
6.375%, due 09/15/22	85,000	87,338
6.750%, due 11/01/20	200,000	211,500
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	133,438
Boise Paper Holdings LLC,
9.000%, due 11/01/17	70,000	77,175
Boyd Gaming Corp.,
9.125%, due 12/01/18	225,000	234,281
BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	175,000	178,500
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	50,000	55,125
Brunswick Corp.,
11.250%, due 11/01/16[1]	80,000	92,800
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	200,000	208,000
Cablevision Systems Corp.,
8.625%, due 09/15/17	620,000	675,025
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	500,000	382,500
10.000%, due 12/15/15	225,000	207,000
10.000%, due 12/15/18	130,000	100,425
11.250%, due 06/01/17	250,000	272,500
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	270,000	293,625
Calpine Corp.,
7.875%, due 07/31/20[1]	555,000	603,562
Capella Healthcare, Inc.,
9.250%, due 07/01/17	55,000	56,375

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Carriage Services, Inc.,
7.875%, due 01/15/15	$135,000	$136,012
Case New Holland, Inc.,
7.875%, due 12/01/17	300,000	348,750
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	125,000	133,750
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	100,000	113,500
CCO Holdings LLC,
8.125%, due 04/30/20	575,000	638,250
CDW Finance Corp.,
12.535%, due 10/12/17	375,000	407,344
Celanese US Holdings LLC,
5.875%, due 06/15/21	370,000	390,350
6.625%, due 10/15/18	95,000	101,175
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	180,000	135,450
Ceridian Corp.,
11.250%, due 11/15/15	230,000	207,575
CF Industries, Inc.,
6.875%, due 05/01/18	130,000	149,987
7.125%, due 05/01/20	785,000	935,131
Chesapeake Energy Corp.,
9.500%, due 02/15/15	475,000	543,875
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19[1]	400,000	397,000
Chrysler Group LLC,
8.000%, due 06/15/19	205,000	206,025
CIT Group, Inc.,
4.750%, due 02/15/15[1]	685,000	691,046
5.500%, due 02/15/19[1]	435,000	443,700
Clear Channel Communications, Inc.,
10.750%, due 08/01/16	430,000	324,650
Clearwater Paper Corp.,
7.125%, due 11/01/18	125,000	132,500
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	155,000	152,675
Community Health Systems, Inc.,
8.000%, due 11/15/19[1]	125,000	129,062
8.875%, due 07/15/15	75,000	77,719
Comstock Resources, Inc.,
8.375%, due 10/15/17	35,000	34,037
Consol Energy, Inc.,
8.000%, due 04/01/17	200,000	208,500
Constellation Brands, Inc.,
8.375%, due 12/15/14	350,000	395,062

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Cricket Communications, Inc.,
7.750%, due 05/15/16	$50,000	$52,750
10.000%, due 07/15/15	200,000	210,500
Crosstex Energy LP,
8.875%, due 02/15/18	280,000	297,500
CSC Holdings LLC,
8.625%, due 02/15/19	125,000	143,750
DDR Corp., REIT,
9.625%, due 03/15/16	310,000	375,321
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	160,000	172,400
Denbury Resources, Inc.,
8.250%, due 02/15/20	125,000	139,687
9.750%, due 03/01/16	335,000	367,662
Diamond Resorts Corp.,
12.000%, due 08/15/18	645,000	690,150
DISH DBS Corp.,
6.625%, due 10/01/14	400,000	436,000
7.750%, due 05/31/15	100,000	113,625
7.875%, due 09/01/19	600,000	690,000
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	385,000	427,350
Domtar Corp.,
10.750%, due 06/01/17	85,000	109,862
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	450,000	495,000
E*Trade Financial Corp.,
12.500%, due 11/30/17	324,000	377,055
El Paso Corp.,
7.750%, due 01/15/32	720,000	819,895
Encore Acquisition Co.,
9.500%, due 05/01/16	140,000	154,000
Energy Transfer Partners LP,
6.050%, due 06/01/41	240,000	242,183
7.500%, due 07/01/38	200,000	227,123
Entravision Communications Corp.,
8.750%, due 08/01/17	225,000	238,219
Epicor Software Corp.,
8.625%, due 05/01/19	85,000	86,912
Equinix, Inc.,
7.000%, due 07/15/21	150,000	164,625
8.125%, due 03/01/18	400,000	440,000
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	425,000	422,875
Felcor Lodging LP,
6.750%, due 06/01/19	165,000	166,650
Ferrellgas Partners-LP,
9.125%, due 10/01/17	195,000	203,775
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	540,000	600,750
First Data Corp.,
9.875%, due 09/24/15	410,000	412,050
11.250%, due 03/31/16	245,000	221,725
Ford Motor Co.,
7.450%, due 07/16/31	615,000	751,837

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Ford Motor Credit Co. LLC,
4.250%, due 02/03/17	$250,000	$252,687
5.750%, due 02/01/21	450,000	485,532
6.625%, due 08/15/17	275,000	304,737
8.125%, due 01/15/20	160,000	193,399
8.700%, due 10/01/14	250,000	282,755
12.000%, due 05/15/15	620,000	765,700
Forest Oil Corp.,
7.250%, due 06/15/19	335,000	327,462
8.500%, due 02/15/14	140,000	149,800
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	115,000	125,925
10.125%, due 03/15/18[1]	110,000	122,650
10.750%, due 08/01/20	101,000	113,373
Fresenius Medical Care US Finance II, Inc.,
5.625%, due 07/31/19[1]	125,000	128,750
Frontier Communications Corp.,
8.250%, due 04/15/17	600,000	645,000
9.000%, due 08/15/31	380,000	368,600
FTI Consulting, Inc.,
6.750%, due 10/01/20	100,000	107,125
Gannett Co., Inc.,
9.375%, due 11/15/17	150,000	169,125
GenOn Energy, Inc.,
9.500%, due 10/15/18	340,000	312,800
Geo Group, Inc.,
7.750%, due 10/15/17	125,000	135,156
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	235,000	260,850
Georgia-Pacific LLC,
8.250%, due 05/01/16[1]	375,000	413,605
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,3]	300,000	230,250
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	110,000	106,975
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	120,000	132,900
9.500%, due 06/15/17	55,000	61,050
Grifols, Inc.,
8.250%, due 02/01/18	165,000	178,612
HCA, Inc.,
5.875%, due 03/15/22	100,000	100,125
7.500%, due 02/15/22	375,000	399,375
8.500%, due 04/15/19	275,000	305,594
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	272,000	284,920
Hexion US Finance Corp.,
8.875%, due 02/01/18	145,000	150,075
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	125,000	135,000
8.000%, due 02/15/20[1]	85,000	91,800
Hilton Worldwide, Inc.,
5.003%, due 11/15/13[1,3]	250,000	248,068
Host Hotels & Resorts LP, REIT,
9.000%, due 05/15/17	285,000	315,281
Hughes Satellite Systems Corp.,
6.500%, due 06/15/19	55,000	57,475
7.625%, due 06/15/21	55,000	58,987

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Huntington Ingalls Industries, Inc.,
6.875%, due 03/15/18	$95,000	$100,700
7.125%, due 03/15/21	100,000	107,125
Icahn Enterprises LP,
8.000%, due 01/15/18[1]	100,000	104,000
8.000%, due 01/15/18	125,000	130,000
ILFC E-Capital Trust I,
5.030%, due 12/21/65[1,3]	195,000	129,706
Inergy LP,
6.875%, due 08/01/21	129,000	124,163
7.000%, due 10/01/18	80,000	78,000
Ingles Markets, Inc.,
8.875%, due 05/15/17	205,000	221,912
Interactive Data Corp.,
10.250%, due 08/01/18	25,000	28,437
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	575,000	626,750
8.625%, due 09/15/15	370,000	407,000
8.750%, due 03/15/17	220,000	244,750
Iron Mountain, Inc.,
8.000%, due 06/15/20	125,000	131,875
8.375%, due 08/15/21	300,000	326,250
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	174,375
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	120,000	117,600
JC Penney Corp., Inc.,
7.125%, due 11/15/23	325,000	340,031
JMC Steel Group,
8.250%, due 03/15/18[1]	130,000	135,200
KEMET Corp.,
10.500%, due 05/01/18	100,000	108,000
Key Energy Services, Inc.,
6.750%, due 03/01/21[1]	75,000	76,687
6.750%, due 03/01/21	200,000	205,500
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	325,000	361,969
Level 3 Communications, Inc.,
11.875%, due 02/01/19	75,000	85,500
Level 3 Financing, Inc.,
10.000%, due 02/01/18	320,000	350,400
Libbey Glass, Inc.,
10.000%, due 02/15/15	68,000	72,675
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	125,000	121,875
10.750%, due 06/15/58[1,3]	235,000	314,312
Limited Brands, Inc.,
5.625%, due 02/15/22	100,000	100,875
7.600%, due 07/15/37	100,000	100,750
8.500%, due 06/15/19	155,000	183,287
Lincoln National Corp.,
7.000%, due 05/17/66[3]	115,000	111,262
Linn Energy LLC,
6.500%, due 05/15/19[1]	200,000	196,000
7.750%, due 02/01/21	240,000	249,000
8.625%, due 04/15/20	160,000	172,400
Lyondell Chemical Co.,
11.000%, due 05/01/18	219,604	242,662

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	$225,000	$253,427
Manitowoc Co., Inc.,
8.500%, due 11/01/20	325,000	357,500
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	290,000	264,625
MarkWest Energy Partners LP,
6.750%, due 11/01/20	100,000	108,000
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	100,000	105,375
Masco Corp.,
7.125%, due 03/15/20	150,000	160,360
McClatchy Co.,
11.500%, due 02/15/17	210,000	223,125
McJunkin Red Man Corp.,
9.500%, due 12/15/16	355,000	386,950
MedAssets, Inc.,
8.000%, due 11/15/18	300,000	315,000
Mercer International, Inc.,
9.500%, due 12/01/17	205,000	212,175
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	101,200
Meritor, Inc.,
10.625%, due 03/15/18	150,000	161,250
MGM Resorts International,
10.000%, due 11/01/16	555,000	621,600
11.125%, due 11/15/17	200,000	226,250
Michael Foods, Inc.,
9.750%, due 07/15/18	220,000	241,725
Michaels Stores, Inc.,
7.750%, due 11/01/18	160,000	170,400
11.375%, due 11/01/16	215,000	228,450
Momentive Performance Materials, Inc.,
9.000%, due 01/15/21	130,000	113,750
Multiplan, Inc.,
9.875%, due 09/01/18[1]	485,000	523,800
Murray Energy Corp.,
10.250%, due 10/15/15[1]	685,000	666,162
Mylan, Inc.,
7.625%, due 07/15/17[1]	275,000	302,500
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	450,000	405,000
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	160,000	164,000
Navistar International Corp.,
8.250%, due 11/01/21	195,000	212,550
NB Capital Trust II,
7.830%, due 12/15/26	115,000	115,000
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	125,000	134,062
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	370,000	357,050
Nielsen Finance LLC,
7.750%, due 10/15/18	135,000	148,837
11.625%, due 02/01/14	91,000	105,105
Niska Gas Storage US LLC,
8.875%, due 03/15/18	640,000	601,600

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
NRG Energy, Inc.,
7.625%, due 05/15/19	$105,000	$101,325
8.500%, due 06/15/19	350,000	352,625
Omnicare, Inc.,
7.750%, due 06/01/20	42,000	46,620
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	435,000	489,375
Pactiv LLC,
8.125%, due 06/15/17	100,000	92,000
PAETEC Holding Corp.,
9.875%, due 12/01/18	400,000	452,000
Patriot Coal Corp.,
8.250%, due 04/30/18	125,000	95,313
Peabody Energy Corp.,
7.375%, due 11/01/16	200,000	219,500
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	345,000	378,638
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	230,000	242,650
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	134,938
Post Holdings, Inc.,
7.375%, due 02/15/22[1]	25,000	26,188
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	50,000	42,375
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	200,000	216,250
QEP Resources, Inc.,
6.875%, due 03/01/21	105,000	116,025
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	350,000	322,000
9.125%, due 08/15/19	75,000	73,125
11.750%, due 01/01/16	140,000	148,050
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	125,625
QVC, Inc.,
7.125%, due 04/15/17[1]	70,000	74,550
7.500%, due 10/01/19[1]	515,000	565,213
Range Resources Corp.,
5.750%, due 06/01/21	140,000	147,000
7.250%, due 05/01/18	175,000	184,625
RBS Global, Inc.,
8.500%, due 05/01/18	140,000	150,150
Regions Financial Corp.,
5.750%, due 06/15/15	125,000	130,938
7.750%, due 11/10/14	150,000	164,438
Reynolds Group Issuer, Inc.,
7.875%, due 08/15/19[1]	100,000	107,500
8.750%, due 10/15/16[1]	200,000	211,500
9.875%, due 08/15/19[1]	550,000	562,375
Rite Aid Corp.,
10.375%, due 07/15/16	300,000	319,500
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	162,000	171,720
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	190,000	190,950
Ryerson, Inc.,
12.000%, due 11/01/15	580,000	594,500

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Samson Investment Co.,
9.750%, due 02/15/20[1]	$200,000	$202,500
SandRidge Energy, Inc.,
8.750%, due 01/15/20	210,000	217,350
9.875%, due 05/15/16	190,000	206,150
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	325,000	331,500
Sealed Air Corp.,
8.375%, due 09/15/21[1]	240,000	269,700
ServiceMaster Co.,
8.000%, due 02/15/20[1]	30,000	31,950
SESI LLC,
7.125%, due 12/15/21[1]	190,000	205,200
Severstal Columbus LLC,
10.250%, due 02/15/18	200,000	214,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	365,000	263,713
Smithfield Foods, Inc.,
10.000%, due 07/15/14	102,000	119,340
Solo Cup Co.,
8.500%, due 02/15/14	225,000	225,563
Sprint Nextel Corp.,
6.000%, due 12/01/16	335,000	298,988
8.375%, due 08/15/17	390,000	376,350
9.000%, due 11/15/18[1]	135,000	148,163
9.125%, due 03/01/17[1]	150,000	149,250
11.500%, due 11/15/21[1]	45,000	48,375
SPX Corp.,
7.625%, due 12/15/14	400,000	444,000
SquareTwo Financial Corp.,
11.625%, due 04/01/17	355,000	351,450
Standard Pacific Corp.,
10.750%, due 09/15/16	115,000	132,250
SunGard Data Systems, Inc.,
10.625%, due 05/15/15	327,000	344,374
SUPERVALU, Inc.,
8.000%, due 05/01/16	235,000	246,163
Susser Holdings LLC,
8.500%, due 05/15/16	50,000	54,875
Swift Energy Co.,
7.875%, due 03/01/22[1]	75,000	77,250
Tenet Healthcare Corp.,
6.875%, due 11/15/31	150,000	128,250
8.000%, due 08/01/20	160,000	164,800
Tesoro Corp.,
9.750%, due 06/01/19	205,000	233,700
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	445,000	101,794
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	80,000	96,588
Tomkins LLC,
9.000%, due 10/01/18	243,000	269,123
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	280,000	292,250
Tube City IMS Corp.,
9.750%, due 02/01/15	240,000	246,600
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	250,000	250,000

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Tyson Foods, Inc.,
10.500%, due 03/01/14	$175,000	$203,000
U.S. Foodservice,
8.500%, due 06/30/19[1]	140,000	141,750
Unisys Corp.,
12.750%, due 10/15/14[1]	154,000	171,710
United States Steel Corp.,
7.375%, due 04/01/20	150,000	153,000
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	35,000	36,750
USPI Finance Corp.,
9.000%, due 04/01/20[1]	175,000	180,250
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	200,000	211,500
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	200,000	208,500
West Corp.,
7.875%, due 01/15/19	250,000	266,250
11.000%, due 10/15/16	300,000	318,750
Whiting Petroleum Corp.,
6.500%, due 10/01/18	250,000	266,250
WMG Acquisition Corp.,
9.500%, due 06/15/16	635,000	692,150
XL Group PLC,
Series E, 6.500%, due 04/15/17[3,4]	315,000	265,388
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	115,000	130,094
YCC Holdings LLC,
10.250%, due 02/15/16[5]	425,000	432,969
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	500,000	536,250
Zions Bancorp.,
5.500%, due 11/16/15	140,000	140,615
Total United States corporate bonds		68,116,746
Total corporate bonds (cost $75,357,710)		78,430,098

Commercial mortgage-backed securities—0.81%
United States—0.81%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.815%, due 05/15/46[3]	250,000	130,083
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49[3]	200,000	178,852
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class AM,
5.816%, due 06/15/49[3]	305,000	277,952
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.097%, due 02/15/51[3]	100,000	94,034
Total commercial mortgage-backed securities (cost $720,925)		680,921

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
US government obligation—0.24%
US Treasury Bonds,
3.125%, due 11/15/41 (cost $210,874)	$214,000	$205,273
Total bonds (cost $76,289,509)		79,316,292

	Shares
Common stocks—0.09%
United States—0.09%
American Restaurant Group, Inc.*6,7	972	0
Knology, Inc.*	3,926	71,453
Pliant Corp.*6,7,8	1	0
Total common stocks (cost $0)		71,453

	Number of Warrants
Warrants—0.00%[9]
CMP Susquehanna Radio Holdings Corp., strike @ $0.01, expires 03/26/19*1,6,7	13,325	133
Sabreliner Corp., strike @ $0.01, expires 06/08/18*1,6	8,400	0
Total warrants (cost $153,135)		133

	Shares
Short-term investment—4.09%
Investment company—4.09%
UBS Cash Management Prime Relationship Fund[10] (cost $3,456,649)	3,456,649	3,456,649
Total investments—98.06% (cost $79,899,293)		82,844,527
Cash and other assets, less liabilities—1.94%		1,640,165
Net assets—100.00%		$84,484,692

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,376,624
Gross unrealized depreciation	(1,431,390)
Net unrealized appreciation of investments	$2,945,234

For a listing of defined portfolio acronyms counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	455,000	USD	602,216	04/02/12	$(4,618)
JPMCB	EUR	455,000	USD	605,888	05/02/12	(1,022)
JPMCB	USD	605,819	EUR	455,000	04/02/12	1,015
Net unrealized depreciation on forward foreign currency contracts						$(4,625)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$78,430,098	$—	$78,430,098
Commercial mortgage-backed securities	—	680,921	—	680,921
US government obligations	—	205,273	—	205,273
Common stocks	71,453	—	0	71,453
Warrants	—	—	133	133
Short-term investments	—	3,456,649	—	3,456,649
Forward foreign currency contracts	—	(4,625)	—	(4,625)
Total	$71,453	$82,768,316	$133	$82,839,902

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stocks	Preferred stock	Warrants	Total
Assets
Beginning balance	$0	$117	$133	$250
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	(116,610)	—	(116,610)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	—	—	—
Total realized gain (loss)	—	116,475	—	116,475
Change in net unrealized appreciation/depreciation	—	18	—	18
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	$0	$—	$133	$133

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

UBS High Yield Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $22,355,464 or 26.46% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of this security amounted to $293,414 or 0.35% of net assets.

3	Variable or floating rate security—The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
4	Perpetual bond security. The maturity date reflects the next call date.
5	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of these securities amounted to $133 or 0.00% of net assets.
7	Holding is illiquid. At March 31, 2012, the value of these securities and other derivative instruments amounted to $133 or 0.00% of net assets.
8	This security, which represents 0.00% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/12	Value as a percentage of net assets

Pliant Corp.	10/02/00	$0	0.00%	$0	0.00%

9	Amount represents less than 0.005%.
10	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$3,024,386	$30,133,448	$29,701,185	$3,456,649	$1,973

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.94%
Auto components	1.03
Automobiles	1.39
Beverages	1.80
Biotechnology	1.00
Building products	1.52
Capital markets	2.96
Chemicals	2.05
Commercial banks	9.58
Commercial services & supplies	1.41
Communications equipment	0.80
Computers & peripherals	3.20
Construction & engineering	1.64
Diversified consumer services	1.20
Diversified financial services	2.79
Diversified telecommunication services	1.58
Electric utilities	1.07
Electrical equipment	1.09
Electronic equipment, instruments & components	3.01
Food & staples retailing	1.87
Food products	2.80
Gas utilities	1.06
Health care equipment & supplies	1.00
Health care providers & services	5.56
Hotels, restaurants & leisure	1.17
Household products	2.07
Insurance	3.14
Internet software & services	1.43
IT services	0.88
Leisure equipment & products	0.92
Machinery	4.07
Media	1.52
Metals & mining	1.56
Multi-utilities	1.08
Oil, gas & consumable fuels	9.85
Personal products	1.13
Pharmaceuticals	3.26
Real estate investment trust (REIT)	0.67
Semiconductors & semiconductor equipment	3.62
Software	4.67
Tobacco	1.72
Trading companies & distributors	1.35
Wireless telecommunication services	1.03
Total common stocks	97.49%
Short-term investment	1.32
Investment of cash collateral from securities loaned	3.22
Total investments	102.03%
Liabilities, in excess of cash and other assets	(2.03)
Net assets	100.00%

UBS Global Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—97.49%
Argentina—0.50%
YPF SA ADR	17,500	$497,175

Australia—0.67%
Westfield Group	72,046	658,973

Canada—4.24%
Canadian Oil Sands Ltd.	37,400	788,908
Petrobank Energy & Resources Ltd.*	64,900	1,029,343
Petrominerales Ltd.[1]	48,100	894,536
Shamaran Petroleum Corp.*1	1,297,500	331,708
Suncor Energy, Inc.	34,400	1,123,962
Total Canada common stocks		4,168,457

China—4.60%
AIA Group Ltd.	314,055	1,150,577
China Construction Bank Corp., H Shares	1,739,450	1,343,975
Hollysys Automation Technologies Ltd.*1	84,000	890,400
Ping An Insurance Group Co. of China Ltd., H Shares	151,000	1,141,413
Total China common stocks		4,526,365

Denmark—0.66%
FLSmidth & Co. A/S1	9,315	653,778

France—2.96%
Carrefour SA	76,706	1,838,893
Schneider Electric SA	16,438	1,074,025
Total France common stocks		2,912,918

Germany—5.10%
Beiersdorf AG NPV	17,107	1,116,254
Deutsche Bank AG	20,855	1,037,613
E.ON AG	43,970	1,053,224
Infineon Technologies AG	72,781	744,123
SAP AG	15,336	1,070,952
Total Germany common stocks		5,022,166

Ireland—3.07%
Accenture PLC, Class A	13,400	864,300
Covidien PLC	18,004	984,459
Ingersoll-Rand PLC	28,300	1,170,205
Total Ireland common stocks		3,018,964

Italy—2.06%
Azimut Holding SpA	77,226	838,905
Fiat Industrial SpA*	111,121	1,185,617
Total Italy common stocks		2,024,522

Japan—10.04%
Benesse Holdings, Inc.	23,700	1,181,134
Bridgestone Corp.	41,700	1,010,634
ITOCHU Corp.	122,200	1,333,171
Mitsubishi UFJ Financial Group, Inc.	286,400	1,425,599
Sankyo Co., Ltd.	18,400	902,549
Shin-Etsu Chemical Co., Ltd.	12,000	693,005
THK Co., Ltd.	45,600	927,206
Tokyo Gas Co., Ltd.[1]	222,000	1,046,031
Toyota Motor Corp.	31,600	1,362,958
Total Japan common stocks		9,882,287

UBS Global Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Netherlands—3.15%
Heineken NV	31,833	$1,769,340
LyondellBasell Industries NV, Class A	30,425	1,328,051
Total Netherlands common stocks		3,097,391

Norway—1.58%
Telenor ASA	83,654	1,551,229

Russia—1.99%
Gazprom OAO ADR	77,372	943,938
Sberbank of Russia	315,602	1,019,395
Total Russia common stocks		1,963,333

South Africa—1.52%
Naspers Ltd., Class N	26,602	1,494,650

South Korea—1.68%
Samsung Electronics Co., Ltd.	861	968,867
Shinhan Financial Group Co., Ltd.	17,720	684,215
Total South Korea common stocks		1,653,082

Spain—0.98%
Obrascon Huarte Lain SA	32,405	964,638

Switzerland—3.33%
Nestle SA	28,554	1,796,685
Novartis AG	26,700	1,477,713
Total Switzerland common stocks		3,274,398

Taiwan—2.91%
HON HAI Precision Industry Co., Ltd.	534,024	2,071,719
HTC Corp.	39,000	788,866
Total Taiwan common stocks		2,860,585

Thailand—1.23%
Kasikornbank PCL	239,500	1,214,968

United Kingdom—9.12%
Aberdeen Asset Management PLC	253,674	1,042,782
Admiral Group PLC	41,813	793,864
Barclays PLC	225,864	849,887
BP PLC	276,035	2,042,241
Imperial Tobacco Group PLC	41,694	1,690,580
Vodafone Group PLC	368,052	1,013,740
Xstrata PLC	90,024	1,537,849
Total United Kingdom common stocks		8,970,943

United States—36.10%
Abbott Laboratories	28,300	1,734,507
Apple, Inc.*	5,260	3,153,212
Atmel Corp.*	79,600	784,856
Citigroup, Inc.	34,443	1,258,892
Colgate-Palmolive Co.	20,850	2,038,713
Gilead Sciences, Inc.*	20,200	986,770
Google, Inc., Class A*	2,200	1,410,728
Herman Miller, Inc.	60,200	1,382,192
Hess Corp.	21,300	1,255,635
Hormel Foods Corp.	32,451	957,953
JPMorgan Chase & Co.	32,200	1,480,556
McKesson Corp.	11,900	1,044,463
MDU Resources Group, Inc.	47,500	1,063,525
Microsoft Corp.	70,000	2,257,500
Moog, Inc., Class A*	21,500	922,135
Occidental Petroleum Corp.	8,200	780,886

UBS Global Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Oracle Corp.	43,500	$1,268,460
Owens Corning*	41,400	1,491,642
PNC Financial Services Group, Inc.	17,300	1,115,677
Royal Caribbean Cruises Ltd.	39,100	1,150,713
Texas Instruments, Inc.	31,700	1,065,437
Timken Co.	14,100	715,434
UnitedHealth Group, Inc.	26,700	1,573,698
Universal Health Services, Inc., Class B	30,300	1,269,873
WellPoint, Inc.	21,500	1,586,700
Wells Fargo & Co.	52,100	1,778,694
Total United States common stocks		35,528,851
Total common stocks (cost $87,038,235)		95,939,673

Short-term investment—1.32%
Investment company—1.32%
UBS Cash Management Prime Relationship Fund[2] (cost $1,299,868)	1,299,868	1,299,868

Investment of cash collateral from securities loaned—3.22%
UBS Private Money Market Fund LLC[2] (cost $3,172,785)	3,172,785	3,172,785
Total investments—102.03% (cost $91,510,888)		100,412,326
Liabilities, in excess of cash and other assets—(2.03)%		(1,999,968)
Net assets—100.00%		$98,412,358

UBS Global Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,221,504
Gross unrealized depreciation	(3,320,066)
Net unrealized appreciation of investments	$8,901,438

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	545,000	USD	574,267	06/20/12	$14,652
JPMCB	CAD	340,000	USD	338,063	06/20/12	(2,237)
JPMCB	DKK	3,150,000	USD	568,600	06/20/12	3,674
JPMCB	EUR	570,000	USD	751,557	06/20/12	(8,971)
JPMCB	EUR	3,340,000	USD	4,478,479	06/20/12	22,051
JPMCB	JPY	77,800,000	USD	954,810	06/20/12	14,181
JPMCB	KRW	1,998,000,000	USD	1,763,171	06/20/12	9,830
JPMCB	NOK	5,270,000	USD	938,681	06/20/12	16,088
JPMCB	THB	35,140,000	USD	1,146,612	06/20/12	13,328
JPMCB	TWD	78,500,000	USD	2,657,414	06/20/12	(4,054)
JPMCB	USD	844,871	CAD	850,000	06/20/12	5,877
JPMCB	USD	563,372	DKK	3,150,000	06/20/12	1,554
JPMCB	USD	381,466	EUR	285,000	06/20/12	(1,201)
JPMCB	USD	548,677	EUR	415,000	06/20/12	5,041
JPMCB	USD	895,072	GBP	565,000	06/20/12	8,158
JPMCB	USD	965,887	JPY	77,800,000	06/20/12	(25,258)
JPMCB	USD	195,835	KRW	221,000,000	06/20/12	(1,897)
JPMCB	USD	1,910,637	MXN	24,990,000	06/20/12	28,190
JPMCB	USD	2,184,606	SEK	14,430,000	06/20/12	(10,211)
JPMCB	USD	1,920,234	SGD	2,420,000	06/20/12	5,288
JPMCB	ZAR	9,440,000	USD	1,220,495	06/20/12	3,882
RBS	JPY	81,612,244	USD	980,000	06/20/12	$(6,721)
Net unrealized appreciation on forward foreign currency contracts						$91,244

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$95,939,673	$—	$—	$95,939,673
Short-term investment	—	1,299,868	—	1,299,868
Investment of cash collateral from securities loaned	—	3,172,785	—	3,172,785
Forward foreign currency contracts	—	91,244	—	91,244
Total	$95,939,673	$4,563,897	$—	$100,503,570

UBS Global Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$71,213	$26,484,526	$25,255,871	$1,299,868	$673
UBS Private Money Market Fund LLC[a]	3,462,365	32,219,525	32,509,105	3,172,785	377
	$3,533,578	$58,704,051	$57,764,976	$4,472,653	$1,050

a  The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.28%
Airlines	0.69
Auto components	1.42
Automobiles	3.56
Beverages	1.21
Building products	0.49
Capital markets	1.92
Chemicals	4.28
Commercial banks	10.91
Commercial services & supplies	1.14
Communications equipment	0.54
Computers & peripherals	0.50
Construction & engineering	1.19
Construction materials	1.34
Diversified financial services	1.37
Diversified telecommunication services	1.18
Electric utilities	1.41
Electrical equipment	0.64
Electronic equipment, instruments & components	1.53
Energy equipment & services	2.16
Food & staples retailing	1.51
Food products	2.23
Gas utilities	0.70
Health care equipment & supplies	0.88
Health care providers & services	0.87
Hotels, restaurants & leisure	1.09
Household durables	0.50
Household products	0.13
Industrial conglomerates	0.44
Insurance	4.00
Internet & catalog retail	0.37
Internet software & services	0.78
Leisure equipment & products	0.68
Machinery	5.60
Media	1.30
Metals & mining	5.06
Office electronics	0.30
Oil, gas & consumable fuels	7.92
Personal products	0.75
Pharmaceuticals	4.11
Professional services	0.52
Real estate investment trust (REIT)	0.47
Real estate management & development	0.86
Semiconductors & semiconductor equipment	3.84
Software	1.69
Specialty retail	1.57
Textiles, apparel & luxury goods	1.18
Tobacco	1.70
Trading companies & distributors	1.78
Wireless telecommunication services	3.07
Total common stocks	93.66%
Preferred stocks	0.95
Short-term investment	3.95
Investment of cash collateral from securities loaned	5.52
Total investments	104.08%
Liabilities, in excess of cash and other assets	(4.08)
Net assets	100.00%

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—93.66%
Argentina—0.27%
YPF SA ADR	2,100	$59,661

Australia—3.17%
BHP Billiton Ltd.	1,627	58,329
Boart Longyear Ltd.	22,818	98,326
Fortescue Metals Group Ltd.[1]	15,370	92,501
Incitec Pivot Ltd.	23,546	76,829
National Australia Bank Ltd.	3,334	84,957
Orica Ltd.	6,650	192,669
Westfield Group	11,458	104,801
Total Australia common stocks		708,412

Belgium—0.24%
Anheuser-Busch InBev NV	728	53,188

Brazil—0.94%
Cia Hering	2,400	61,990
Vale SA ADR	6,300	146,979
Total Brazil common stocks		208,969

Canada—4.20%
Bombardier, Inc., Class B	15,300	63,504
Canadian Oil Sands Ltd.	5,100	107,578
Major Drilling Group International	2,500	41,481
Petrobank Energy & Resources Ltd.*	8,000	126,884
Petrominerales Ltd.[1]	6,100	113,444
Royal Bank of Canada	3,500	202,852
Suncor Energy, Inc.	6,800	222,179
Teck Resources Ltd., Class B	800	28,561
Trican Well Service Ltd.	2,200	32,312
Total Canada common stocks		938,795

China—6.03%
Agile Property Holdings Ltd.	62,000	71,536
AIA Group Ltd.	43,838	160,606
Baidu, Inc. ADR*	700	102,039
BBMG Corp., H Shares	135,000	113,521
Brilliance China Automotive Holdings Ltd.*1	62,000	67,065
China Construction Bank Corp., H Shares	301,280	232,782
China Merchants Bank Co., Ltd., H Shares	46,759	95,619
Haier Electronics Group Co., Ltd.*	55,000	62,327
Melco Crown Entertainment Ltd. ADR*1	7,000	95,270
New World Development Co., Ltd.	100,000	120,146
Ping An Insurance Group Co. of China Ltd., H Shares	20,500	154,960
Prince Frog International Holdings Ltd.*	47,000	17,370
Shougang Fushan Resources Group Ltd.	160,000	54,188
Total China common stocks		1,347,429

Denmark—1.73%
FLSmidth & Co. A/S1	2,391	167,814
Novo Nordisk A/S, Class B1	1,583	219,171
Total Denmark common stocks		386,985

Finland—0.91%
Sampo Oyj, Class A	7,067	204,245

France—2.82%
BNP Paribas SA	2,152	102,105
Carrefour SA	10,304	247,020
Schneider Electric SA	2,207	144,201
Technip SA	452	53,248
Valeo SA	1,574	82,542
Total France common stocks		629,116

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Germany—8.83%
Allianz SE	266	$31,741
Beiersdorf AG NPV	2,286	149,164
Deutsche Bank AG	4,946	246,082
Dialog Semiconductor PLC*	5,850	142,896
E.ON AG	7,343	175,889
Fresenius Medical Care AG & Co. KGaA	2,680	189,939
Fresenius SE & Co KGaA	52	5,332
GEA Group AG	3,338	115,126
HeidelbergCement AG	3,071	185,888
Infineon Technologies AG	16,742	171,173
Kabel Deutschland Holding AG*	1,602	98,945
Lanxess AG	1,172	96,881
MAN SE	934	124,356
Metro AG	2,332	90,164
SAP AG	2,130	148,743
Total Germany common stocks		1,972,319

Hong Kong—1.06%
Emperor Watch & Jewellery Ltd.	550,000	87,116
Hong Kong Exchanges & Clearing Ltd.	5,200	87,386
Shangri-La Asia Ltd.	28,000	61,224
Total Hong Kong common stocks		235,726

Indonesia—1.29%
Astra International Tbk PT	22,500	181,963
Bank Rakyat Indonesia PT	140,500	106,789
Total Indonesia common stocks		288,752

Ireland—0.50%
Ryanair Holdings PLC ADR*	3,100	112,468

Israel—1.13%
Mellanox Technologies Ltd.*1	3,000	125,490
Teva Pharmaceutical Industries Ltd.	2,849	125,967
Total Israel common stocks		251,457

Italy—2.11%
Fiat Industrial SpA*	18,910	201,762
Saipem SpA	3,555	183,631
Tod’s SpA	764	85,948
Total Italy common stocks		471,341

Japan—15.92%
Asahi Glass Co., Ltd.	13,000	110,257
Bridgestone Corp.	7,000	169,651
Canon, Inc.	1,400	66,135
Denki Kagaku Kogyo KK	17,000	67,984
FANUC Corp.	1,600	283,774
Isuzu Motors Ltd.	25,000	146,490
ITOCHU Corp.	21,400	233,469
Japan Petroleum Exploration Co.	2,700	125,752
KDDI Corp.	19	123,040
Komatsu Ltd.	3,100	88,352
Makino Milling Machine Co., Ltd.	5,000	42,830
Mitsubishi Corp.	7,100	164,697
Mitsubishi UFJ Financial Group, Inc.[1]	52,100	259,335
Murata Manufacturing Co., Ltd.	1,100	65,187
Nissan Motor Co., Ltd.[1]	12,300	130,921
NTT DoCoMo, Inc.[1]	2	3,320
ORIX Corp.	1,590	151,758
Rakuten, Inc.	80	83,798
Sankyo Co., Ltd.	3,100	152,060
Shin-Etsu Chemical Co., Ltd.	3,200	184,801

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Square Enix Holdings Co., Ltd.	3,900	$81,892
THK Co., Ltd.	5,700	115,901
Tokio Marine Holdings, Inc.	7,300	200,294
Tokyo Electron Ltd.	1,400	80,089
Tokyo Gas Co., Ltd.[1]	33,000	155,491
Toyota Motor Corp.	6,200	267,416
Total Japan common stocks		3,554,694

Luxembourg—0.54%
ArcelorMittal	6,268	119,794

Macau—0.39%
Sands China Ltd.	22,000	85,982

Malaysia—0.47%
Petronas Chemicals Group Bhd	48,200	106,045

Netherlands—2.86%
ASML Holding NV	326	16,296
Gemalto NV	1,695	111,878
Heineken NV	3,915	217,603
ING Groep NV CVA*	7,926	66,037
Koninklijke DSM NV	1,814	104,963
Royal Dutch Shell PLC, Class A	3,522	123,006
Total Netherlands common stocks		639,783

Norway—1.70%
Subsea 7 SA*	4,409	116,753
Telenor ASA	14,198	263,279
Total Norway common stocks		380,032

Russia—2.91%
Gazprom OAO ADR	14,649	178,718
Mobile Telesystems OJSC ADR	8,250	151,305
NovaTek OAO GDR	634	85,907
Sberbank of Russia Federation	58,489	188,919
VTB Bank OJSC GDR	10,116	45,623
Total Russia common stocks		650,472

Singapore—1.35%
Biosensors International Group Ltd.*	86,000	102,963
Golden Agri-Resources Ltd.	161,000	100,541
Keppel Corp. Ltd.	11,200	97,918
Total Singapore common stocks		301,422

South Africa—1.59%
MTN Group Ltd.	6,447	113,476
Naspers Ltd., Class N	3,424	192,380
Steinhoff International Holdings Ltd.*1	13,440	48,181
Total South Africa common stocks		354,037

South Korea—2.60%
Hyundai Mobis	259	65,490
LG Chem Ltd.	177	57,800
Samsung Electronics Co., Ltd.	285	320,705
Shinhan Financial Group Co., Ltd.	3,510	135,530
Total South Korea common stocks		579,525

Spain—1.08%
Banco Bilbao Vizcaya Argentaria SA	2,012	16,012
Banco Santander SA	5,834	44,895
Inditex SA	1,320	126,438
Viscofan SA	1,183	52,934
Total Spain common stocks		240,279

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Sweden—1.97%
Elekta AB, Class B	1,858	$94,054
Skandinaviska Enskilda Banken AB, Class A	11,409	81,052
Swedish Match AB	2,442	97,225
Trelleborg AB, Class B	6,702	70,001
Volvo AB, Class B	6,727	98,020
Total Sweden common stocks		440,352

Switzerland—5.61%
Cie Financiere Richemont SA, Class A	1,620	101,575
Credit Suisse Group AG*	3,184	90,755
GAM Holding AG*	6,323	92,110
Nestle SA	5,478	344,689
Novartis AG	7,840	433,905
SGS SA	60	116,716
Swatch Group AG	899	72,253
Total Switzerland common stocks		1,252,003

Taiwan—1.78%
HON HAI Precision Industry Co., Ltd.	71,386	276,938
HTC Corp.	6,000	121,364
Total Taiwan common stocks		398,302

Thailand—1.23%
Home Product Center PCL	161,500	72,767
Kasikornbank PCL	39,700	201,395
Total Thailand common stocks		274,162

Turkey—0.19%
Turk Hava Yollari*	29,144	42,515

United Kingdom—16.24%
Afren PLC*	25,172	53,710
Aggreko PLC	7,059	254,045
Anglo American PLC	1,558	58,239
Barclays PLC	41,472	156,052
BG Group PLC	6,398	148,183
BP PLC	47,712	352,997
Croda International PLC	2,139	72,053
HSBC Holdings PLC	37,890	336,237
Imperial Tobacco Group PLC	6,931	281,033
John Wood Group PLC	8,512	97,551
Prudential PLC	11,880	142,040
Reckitt Benckiser Group PLC	502	28,368
Rio Tinto PLC	4,311	237,617
Sage Group PLC	30,545	146,179
Shire PLC	4,260	137,640
SSE PLC	6,534	138,896
Standard Chartered PLC	5,849	145,945
Telecity Group PLC*	6,071	71,567
Tullow Oil PLC	3,038	74,201
Vodafone Group PLC	106,762	294,059
Weir Group PLC	3,920	110,603
Xstrata PLC	16,980	290,064
Total United Kingdom common stocks		3,627,279
Total common stocks (cost $18,677,968)		20,915,541

Preferred stocks—0.95%
Germany—0.95%
Hugo Boss AG, Preference shares	863	99,468

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Volkswagen AG, Preference shares	635	$111,664
Total preferred stocks (cost $195,710)		211,132

Short-term investment—3.95%
Investment company—3.95%
UBS Cash Management Prime Relationship Fund[2] (cost $881,931)	881,931	881,931

Investment of cash collateral from securities loaned—5.52%
UBS Private Money Market Fund LLC[2] (cost $1,233,687)	1,233,687	1,233,687
Total investments—104.08% (cost $20,989,296)		23,242,291
Liabilities, in excess of cash and other assets—(4.08)%		(910,891)
Net assets—100.00%		$22,331,400

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,221,094
Gross unrealized depreciation	(968,099)
Net unrealized appreciation of investments	$2,252,995

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	300,000	USD	316,110	06/20/12	$8,065
JPMCB	BRL	360,000	USD	205,667	06/20/12	11,628
JPMCB	CAD	95,000	USD	94,738	06/20/12	(346)
JPMCB	DKK	720,000	USD	129,966	06/20/12	840
JPMCB	EUR	245,000	USD	321,125	06/20/12	(5,769)
JPMCB	EUR	905,000	USD	1,213,480	06/20/12	5,975
JPMCB	GBP	45,000	USD	71,934	06/20/12	(5)
JPMCB	HKD	2,175,000	USD	280,517	06/20/12	340
JPMCB	JPY	26,400,000	USD	326,327	06/20/12	7,142
JPMCB	KRW	529,000,000	USD	466,897	06/20/12	2,674
JPMCB	MYR	458,000	USD	150,586	06/20/12	1,856
JPMCB	NOK	1,310,000	USD	233,334	06/20/12	3,999
JPMCB	THB	7,880,000	USD	257,123	06/20/12	2,989
JPMCB	TWD	11,600,000	USD	392,688	06/20/12	(599)
JPMCB	USD	135,875	CAD	135,000	06/20/12	(756)
JPMCB	USD	730,565	CAD	735,000	06/20/12	5,082
JPMCB	USD	117,060	CHF	105,000	06/20/12	(630)
JPMCB	USD	107,183	EUR	80,000	06/20/12	(442)
JPMCB	USD	457,180	EUR	345,000	06/20/12	3,140
JPMCB	USD	927,022	GBP	585,000	06/20/12	8,181
JPMCB	USD	762,281	JPY	61,400,000	06/20/12	(19,934)
JPMCB	USD	520,666	MXN	6,810,000	06/20/12	7,682
JPMCB	USD	163,502	PLN	515,000	06/20/12	765
JPMCB	USD	115,909	SEK	790,000	06/20/12	3,132
JPMCB	USD	275,536	SEK	1,820,000	06/20/12	(1,288)
JPMCB	USD	349,133	SGD	440,000	06/20/12	962
JPMCB	ZAR	2,400,000	USD	310,295	06/20/12	987
RBS	JPY	11,242,503	USD	135,000	06/20/12	(926)
Net unrealized appreciation on forward foreign currency contracts						$44,744

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$20,915,541	$—	$—	$20,915,541
Preferred stocks	211,132	—	—	211,132
Short-term investment	—	881,931	—	881,931
Investment of cash collateral from securities loaned	—	1,233,687	—	1,233,687
Forward foreign currency contracts	—	44,744	—	44,744
Total	$21,126,673	$2,160,362	$—	$23,287,035

UBS International Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments, please refer to the end of this report.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$379,602	$6,700,425	$6,198,096	$881,931	$451
UBS Private Money Market Fund LLC[a]	1,597,843	8,306,821	8,670,977	1,233,687	109
	$1,977,445	$15,007,246	$14,869,073	$2,115,618	$560

a

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	1.91%
Air freight & logistics	0.29
Airlines	0.23
Auto components	0.66
Automobiles	0.34
Beverages	2.00
Biotechnology	2.29
Building products	0.24
Capital markets	1.92
Chemicals	3.16
Commercial banks	1.85
Communications equipment	0.38
Computers & peripherals	1.54
Construction & engineering	1.68
Construction materials	0.13
Consumer finance	0.22
Containers & packaging	0.11
Distributors	0.22
Diversified consumer services	0.33
Diversified financial services	0.42
Diversified telecommunication services	3.41
Electric utilities	3.27
Electrical equipment	0.04
Electronic equipment, instruments & components	0.17
Energy equipment & services	1.61
Food & staples retailing	0.91
Food products	1.35
Gas utilities	0.89
Health care equipment & supplies	1.41
Health care providers & services	2.14
Hotels, restaurants & leisure	0.48
Household durables	0.10
Household products	0.66
Independent power producers & energy traders	0.26
Industrial conglomerates	0.29
Insurance	2.12
Internet & catalog retail	0.81
IT services	1.18
Leisure equipment & products	0.21
Life sciences tools & services	1.04
Machinery	1.68
Marine	0.09
Media	2.36
Metals & mining	3.15
Multiline retail	0.67
Multi-utilities	2.11
Oil, gas & consumable fuels	3.60
Pharmaceuticals	2.92
Professional services	0.39
Real estate investment trust (REIT)	1.45
Real estate management & development	0.27
Road & rail	1.76
Semiconductors & semiconductor equipment	2.57
Software	3.60
Specialty retail	1.35
Textiles, apparel & luxury goods	0.95
Thrifts & mortgage finance	0.20
Tobacco	1.45
Trading companies & distributors	0.12
Transportation infrastructure	0.20

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Wireless telecommunication services	0.44%
Total common stocks	73.60%
Preferred stock	0.22
Rights	0.00 [1]
Short-term investment	56.23
Total investments before investments sold short	130.05%

Investments sold short
Common stocks
Aerospace & defense	(0.09)%
Air freight & logistics	(0.78)
Airlines	(0.20)
Auto components	(0.19)
Automobiles	(0.38)
Beverages	(1.70)
Biotechnology	(0.82)
Building products	(1.08)
Capital markets	(1.42)
Chemicals	(3.04)
Commercial banks	(3.37)
Commercial services & supplies	(0.51)
Communications equipment	(0.87)
Computers & peripherals	(1.45)
Construction & engineering	(0.32)
Construction materials	(0.23)
Consumer finance	(0.35)
Distributors	(0.30)
Diversified consumer services	(0.13)
Diversified financial services	(0.27)
Diversified telecommunication services	(2.47)
Electric utilities	(2.59)
Electrical equipment	(0.94)
Electronic equipment, instruments & components	(0.18)
Energy equipment & services	(1.16)
Food & staples retailing	(0.93)
Food products	(2.91)
Gas utilities	(0.82)
Health care equipment & supplies	(2.24)
Health care providers & services	(0.99)
Hotels, restaurants & leisure	(1.09)
Household durables	(0.44)
Household products	(0.67)
Independent power producers & energy traders	(0.73)
Industrial conglomerates	(0.73)
Insurance	(3.35)
Internet & catalog retail	(0.36)
Internet software & services	(0.61)
IT services	(2.03)
Leisure equipment & products	(0.10)
Life sciences tools & services	(1.27)
Machinery	(2.57)
Marine	(0.28)
Media	(2.03)
Metals & mining	(2.94)
Multiline retail	(1.12)
Multi-utilities	(2.68)
Oil, gas & consumable fuels	(3.64)
Paper & forest products	(0.21)
Personal products	(0.22)
Pharmaceuticals	(3.88)
Professional services	(0.23)

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Real estate investment trust (REIT)	(1.21)%
Real estate management & development	(0.43)
Road & rail	(0.76)
Semiconductors & semiconductor equipment	(1.95)
Software	(2.80)
Specialty retail	(1.28)
Textiles, apparel & luxury goods	(0.09)
Thrifts & mortgage finance	(0.09)
Trading companies & distributors	(1.60)
Transportation infrastructure	(0.10)
Water utilities	(0.70)
Wireless telecommunication services	(0.84)
Total Common stocks	(75.76)%
Preferred stock	(0.08)
Total investments sold short	(75.84)%
Total investments, net of investments sold short	54.21
Cash and other assets, less liabilities	45.79
Net assets	100.00%

1    Amount represents less than 0.005%.

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—73.60%
Australia—0.58%
Charter Hall Office REIT	4,970	$15,856
CSL Ltd.	532	19,778
Echo Entertainment Group Ltd.*	1,187	5,398
Fairfax Media Ltd.	17,510	13,150
OneSteel Ltd.	9,333	11,988
Suncorp Group Ltd.	2,089	18,177
Telstra Corp. Ltd.	5,784	19,711
Total Australia common stocks		104,058

Austria—0.37%
Telekom Austria AG	5,662	65,939

Belgium—1.63%
Delhaize Group SA	241	12,680
KBC Groep NV	470	11,791
Nyrstar NV*	13,744	114,345
UCB SA NPV	3,494	150,749
Total Belgium common stocks		289,565

Canada—0.30%
Ensign Energy Services, Inc.	900	13,453
Precision Drilling Corp.*	1,300	13,059
Teck Resources Ltd., Class B	400	14,281
Trican Well Service Ltd.	800	11,750
Total Canada common stocks		52,543

China—0.31%
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares	2,820	3,755
New World Development Co., Ltd.	12,000	14,418
NWS Holdings Ltd.	14,000	21,418
Yangzijiang Shipbuilding Holdings Ltd.	15,000	15,870
Total China common stocks		55,461

Denmark—1.23%
Carlsberg A/S, Class B	1,752	144,757
FLSmidth & Co. A/S	429	30,110
H Lundbeck A/S	715	14,327
Novo Nordisk A/S, Class B	106	14,676
TDC A/S	2,008	14,604
Total Denmark common stocks		218,474

Finland—1.32%
Orion Oyj, Class B	730	14,429
Sampo Oyj, Class A	6,891	199,158
Wartsila Oyj	562	21,197
Total Finland common stocks		234,784

France—3.73%
BNP Paribas SA	139	6,595
Cap Gemini SA	701	31,376
EDF SA	2,861	65,287
Eiffage SA	2,188	84,655
France Telecom SA	10,231	151,529
Total SA	320	16,320
Veolia Environnement SA	8,340	138,315
Vinci SA	3,014	157,173
Vivendi SA	659	12,094
Total France common stocks		663,344

Germany—4.07%
Allianz SE	767	91,523
Fresenius Medical Care AG & Co. KGaA	2,893	205,035
Hamburger Hafen und Logistik AG	419	14,110
HeidelbergCement AG	370	22,396
Kabel Deutschland Holding AG*	288	17,788

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Linde AG	1,102	$197,753
Salzgitter AG	789	43,244
SAP AG	1,677	117,109
Suedzucker AG	517	16,463
Total Germany common stocks		725,421

Greece—0.11%
Hellenic Telecommunications Organization SA	1,983	8,437
OPAP SA	1,190	11,538
Total Greece common stocks		19,975

Hong Kong—0.21%
Hopewell Holdings Ltd.	6,000	16,457
Shangri-La Asia Ltd.	666	1,456
Swire Pacific Ltd., Class A	1,500	16,815
Swire Properties Ltd.*	1,050	2,610
Total Hong Kong common stocks		37,338

Ireland—0.81%
Accenture PLC, Class A1	300	19,350
Covidien PLC[1]	800	43,744
Experian PLC	1,448	22,570
Kerry Group PLC, Class A	1,275	59,006
Total Ireland common stocks		144,670

Israel—0.17%
Israel Corp., Ltd.	17	11,444
NICE Systems Ltd.*	496	19,443
Total Israel common stocks		30,887

Italy—1.07%
Atlantia SpA	1,273	21,138
Azimut Holding SpA	10,444	113,453
Enel SpA	6,249	22,602
Fiat SpA	1,663	9,777
Finmeccanica SpA	1,483	8,030
Mediaset SpA	3,978	10,972
UniCredit SpA	860	4,308
Total Italy common stocks		190,280

Japan—3.38%
Aozora Bank Ltd.	8,000	23,100
Asahi Glass Co., Ltd.	2,000	16,963
Asahi Group Holdings Ltd.	900	19,931
Asatsu-DK, Inc.	1,400	40,239
Bridgestone Corp.	800	19,389
Central Glass Co., Ltd.	4,000	17,543
Central Japan Railway Co.	3	24,719
Dainippon Sumitomo Pharma Co., Ltd.	2,000	21,191
Eisai Co., Ltd.	400	15,899
Fujitsu Ltd.	3,000	15,803
Gunma Bank Ltd.	3,000	16,056
Hachijuni Bank Ltd.	3,000	17,688
Hokuhoku Financial Group, Inc.	9,000	17,180
JTEKT Corp.	1,200	14,367
KDDI Corp.	3	19,427
Makino Milling Machine Co., Ltd.	2,000	17,132
Marubeni Corp.	3,000	21,638
Mitsubishi UFJ Financial Group, Inc.	3,800	18,915
Mizuho Financial Group, Inc.	11,820	19,279
Mori Seiki Co., Ltd.	1,300	13,366
Nippon Meat Packers, Inc.	1,000	12,698
Nishi-Nippon City Bank Ltd.	6,000	16,963
NTT Data Corp.	5	17,573
Oriental Land Co., Ltd.	200	21,433
Sapporo Holdings Ltd.	4,000	14,788

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Sekisui Chemical Co., Ltd.	2,000	$17,349
Sumitomo Rubber Industries Ltd.	1,500	19,917
Toho Co., Ltd.	1,000	18,352
Toyota Industries Corp.	500	15,078
Tsumura & Co.	500	14,444
Yamada Denki Co., Ltd.	230	14,366
Yamazaki Baking Co., Ltd.	2,000	28,658
Total Japan common stocks		601,444

Luxembourg—0.38%
ArcelorMittal	2,761	52,768
Ternium SA ADR	600	14,208
Total Luxembourg common stocks		66,976

Macau—0.15%
Sands China Ltd.*	6,800	26,576

Mexico—0.11%
Fresnillo PLC	793	20,269

Netherlands—1.07%
ASML Holding NV	491	24,544
Koninklijke DSM NV	345	19,963
Koninklijke KPN NV	1,250	13,750
Koninklijke Philips Electronics NV	728	14,758
LyondellBasell Industries NV, Class A1	400	17,460
Wolters Kluwer NV	5,322	100,791
Total Netherlands common stocks		191,266

Norway—1.67%
Petroleum Geo-Services ASA*	2,601	38,023
Statoil ASA	734	19,927
Telenor ASA	12,623	234,073
Yara International ASA	114	5,437
Total Norway common stocks		297,460

Portugal—0.48%
Portugal Telecom SGPS SA	15,597	84,850

Singapore—0.50%
Golden Agri-Resources Ltd.	33,000	20,608
Jardine Cycle & Carriage Ltd.	1,000	38,415
Olam International Ltd.	8,000	15,019
UOL Group Ltd.	4,000	15,083
Total Singapore common stocks		89,125

Spain—1.42%
Acciona SA	609	42,528
EDP Renovaveis SA*	3,319	16,493
Enagas SA	7,520	144,725
Fomento de Construcciones y Contratas SA	634	14,163
Gamesa Corp.Tecnologica SA	2,313	7,345
Gas Natural SDG SA	893	14,268
Repsol YPF SA	551	13,823
Total Spain common stocks		253,345

Sweden—0.80%
Getinge AB, Class B	694	19,763
Hennes & Mauritz AB, Class B	964	34,884
Lundin Petroleum AB*	1,426	30,564
Scania AB, Class B	1,753	36,460
Swedish Match AB	543	21,619
Total Sweden common stocks		143,290

Switzerland—1.72%
Actelion Ltd.*	374	13,672
Aryzta AG*	747	36,907
Ferrexpo PLC	2,369	11,580

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Kuehne & Nagel International AG	120	$16,231
Meyer Burger Technology AG*	407	6,650
Nestle SA	285	17,933
Novartis AG	2,584	143,012
Roche Holding AG (Non-voting)	253	44,031
Straumann Holding AG*	95	16,165
Total Switzerland common stocks		306,181

United Kingdom—7.14%
Aberdeen Asset Management PLC	31,990	131,502
BAE Systems PLC	27,443	131,641
BG Group PLC	1,688	39,095
BP PLC	1,412	10,447
British Land Co., PLC	32	246
Croda International PLC	596	20,077
Drax Group PLC	2,259	19,674
Ensco PLC ADR[1]	1,400	74,102
Home Retail Group PLC	6,699	12,215
HSBC Holdings PLC	1,676	14,873
Imperial Tobacco Group PLC	5,832	236,472
Premier Oil PLC*	2,570	16,126
Reed Elsevier PLC	4,702	41,741
Sage Group PLC	19,374	92,718
Smith & Nephew PLC	1,734	17,570
SSE PLC	7,283	154,817
Tullow Oil PLC	600	14,655
Vedanta Resources PLC	5,787	113,667
Xstrata PLC	7,603	129,880
Total United Kingdom common stocks		1,271,518

United States—38.87%
Acorda Therapeutics, Inc.*1	3,400	90,270
Adobe Systems, Inc.*1	4,300	147,533
Aeropostale, Inc.*1	1,000	21,620
Aflac, Inc.[1]	800	36,792
Agilent Technologies, Inc.[1]	400	17,804
Alaska Air Group, Inc.*1	600	21,492
Alexion Pharmaceuticals, Inc.*1	900	83,574
Allergan, Inc.[1]	400	38,172
Alliant Techsystems, Inc.[1]	300	15,036
Alnylam Pharmaceuticals, Inc.*1	2,100	23,247
Amazon.com, Inc.*1	650	131,631
American Campus Communities, Inc.[1]	700	31,304
American Capital Agency Corp.[1]	700	20,678
Amgen, Inc.[1]	300	20,397
Amylin Pharmaceuticals, Inc.*1	1,700	42,432
Analog Devices, Inc.[1]	400	16,160
ANN, Inc.*1	600	17,184
Apollo Group, Inc., Class A*1	400	15,456
Apple, Inc.*1	230	137,878
Ashland, Inc.[1]	300	18,318
Atlas Air Worldwide Holdings, Inc.*1	300	14,763
Atmel Corp.*1	3,900	38,454
Baxter International, Inc.[1]	700	41,846
Biogen Idec, Inc.*1	150	18,896
Bio-Rad Laboratories, Inc., Class A*1	1,100	114,059
Boise, Inc.[1]	2,300	18,883
Brinker International, Inc.[1]	700	19,285
Broadcom Corp., Class A*1	2,500	98,250
Bruker Corp.*1	2,300	35,213
C.H. Robinson Worldwide, Inc.[1]	300	19,647
CA, Inc.[1]	800	22,048
Capital One Financial Corp.[1]	300	16,722
Career Education Corp.*1	900	7,254
CBL & Associates Properties, Inc.[1]	1,000	18,920

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Celanese Corp., Series A1	2,300	$106,214
CF Industries Holdings, Inc.[1]	138	25,206
Citigroup, Inc.[1]	640	23,392
Cliffs Natural Resources, Inc.[1]	260	18,008
CME Group, Inc.[1]	100	28,933
Coach, Inc.[1]	1,300	100,464
Colgate-Palmolive Co.[1]	1,200	117,336
Comcast Corp., Class A1	1,400	42,014
Comerica, Inc.[1]	500	16,180
Commercial Metals Co.[1]	1,200	17,784
Cubist Pharmaceuticals, Inc.*1	500	21,625
Dell, Inc.*1	1,000	16,600
Delta Air Lines, Inc.*1	1,900	18,829
Diamond Offshore Drilling, Inc.[1]	300	20,025
Digital Realty Trust, Inc.[1]	400	29,588
Discover Financial Services[1]	700	23,338
Dow Chemical Co.[1]	2,800	96,992
Dun & Bradstreet Corp.[1]	300	25,419
Eastman Chemical Co.[1]	400	20,676
Eastman Kodak Co.*1	4,900	1,563
EchoStar Corp., Class A*1	500	14,070
Edison International[1]	3,500	148,785
EOG Resources, Inc.[1]	930	103,323
EQT Corp.[1]	1,500	72,315
Equifax, Inc.[1]	500	22,130
Expeditors International Washington, Inc.[1]	400	18,604
Federal Realty Investment Trust[1]	200	19,358
Fidelity National Information Services, Inc.[1]	1,100	36,432
Flextronics International Ltd.*1	2,800	20,244
General Dynamics Corp.[1]	2,200	161,436
General Motors Co.*1	2,000	51,300
Georgia Gulf Corp.*1	700	24,416
Gilead Sciences, Inc.*1	1,500	73,275
Hasbro, Inc.[1]	400	14,688
HCA Holdings, Inc.[1]	2,100	51,954
Helix Energy Solutions Group, Inc.*1	1,000	17,800
Hertz Global Holdings, Inc.*1	7,900	118,816
Hess Corp.[1]	1,100	64,845
Hewlett-Packard Co.[1]	1,000	23,830
Hill-Rom Holdings, Inc.[1]	1,100	36,751
HollyFrontier Corp.[1]	976	31,378
Home Depot, Inc.	1,200	60,372
Hudson City Bancorp, Inc.[1]	2,200	16,082
Illinois Tool Works, Inc.[1]	3,000	171,360
International Business Machines Corp.[1]	135	28,168
Intersil Corp., Class A1	9,200	103,040
Intuit, Inc.[1]	400	24,052
Invesco Ltd.[1]	900	24,003
ITT Educational Services, Inc.*1	300	19,842
Johnson Controls, Inc.[1]	1,400	45,472
JPMorgan Chase & Co.[1]	500	22,990
Juniper Networks, Inc.*1	1,600	36,608
KBR, Inc.[1]	400	14,220
Kimco Realty Corp.[1]	1,000	19,260
Kinder Morgan, Inc.[1]	600	23,190
KKR & Co. LP1	1,100	16,313
KLA-Tencor Corp.[1]	500	27,210
Kohl’s Corp.[1]	900	45,027
Kraft Foods, Inc., Class A1	800	30,408
Kroger Co.[1]	5,600	135,688
Landstar System, Inc.[1]	300	17,316

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Lear Corp.[1]	400	$18,596
Lender Processing Services, Inc.[1]	900	23,400
Liberty Property Trust[1]	500	17,860
Lowe’s Cos., Inc.[1]	2,600	81,588
Mack-Cali Realty Corp.[1]	500	14,410
Macy’s, Inc.[1]	1,900	75,487
Magellan Health Services, Inc.*1	300	14,643
Marathon Oil Corp.[1]	400	12,680
Marathon Petroleum Corp.[1]	200	8,672
Marvell Technology Group Ltd.*1	1,200	18,876
Masco Corp.[1]	500	6,685
Maxim Integrated Products, Inc.[1]	700	20,013
McKesson Corp.[1]	400	35,108
Medtronic, Inc.[1]	1,400	54,866
Merck & Co., Inc.[1]	1,300	49,920
MetLife, Inc.[1]	400	14,940
MetroPCS Communications, Inc.*1	2,900	26,158
Microsoft Corp.[1]	700	22,575
Molson Coors Brewing Co., Class B1	900	40,725
Morgan Stanley[1]	2,000	39,280
Motorola Solutions, Inc.[1]	300	15,249
NetApp, Inc.*1	1,400	62,678
NextEra Energy, Inc.[1]	2,400	146,592
NII Holdings, Inc.*1	1,700	31,127
Noble Corp.*1	2,300	86,181
Norfolk Southern Corp.[1]	2,300	151,409
Novellus Systems, Inc.*1	500	24,955
NRG Energy, Inc.*1	700	10,969
PepsiCo, Inc.[1]	2,050	136,018
PG&E Corp.	2,800	121,548
Polaris Industries, Inc.[1]	300	21,645
Power-One, Inc.*1	2,200	10,010
Principal Financial Group, Inc.[1]	600	17,706
Public Service Enterprise Group, Inc.[1]	3,800	116,318
QLogic Corp.*1	1,100	19,536
Radian Group, Inc.[1]	4,500	19,575
RadioShack Corp.[1]	1,400	8,708
Ralph Lauren Corp.[1]	400	69,732
Rayonier, Inc.[1]	350	15,431
SEI Investments Co.[1]	800	16,552
ServiceSource International, Inc.*1	3,500	54,180
Skyworks Solutions, Inc.*1	2,000	55,300
SL Green Realty Corp.[1]	200	15,510
Smithfield Foods, Inc.*1	800	17,624
Sotheby’s1	400	15,736
Stone Energy Corp.*1	600	17,154
Superior Energy Services, Inc.*1	472	12,442
Symantec Corp.*1	2,900	54,230
Teradyne, Inc.*1	1,200	20,268
Tesoro Corp.*1	800	21,472
Textron, Inc.[1]	800	22,264
Time Warner, Inc.[1]	1,600	60,400
Ultra Petroleum Corp.*1	4,100	92,783
UnitedHealth Group, Inc.[1]	900	53,046
US Bancorp[1]	2,500	79,200
Valero Energy Corp.[1]	700	18,039
VASCO Data Security International, Inc.*	13,100	141,349
Veeco Instruments, Inc.*1	400	11,440
Ventas, Inc.[1]	300	17,130
Viacom, Inc., Class B1	1,600	75,936
W&T Offshore, Inc.[1]	700	14,756
Waters Corp.*1	200	18,532
Weingarten Realty Investors[1]	700	18,501

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
WellCare Health Plans, Inc.*1	300	$21,564
Wells Fargo & Co.[1]	2,000	68,280
Zimmer Holdings, Inc.[1]	300	19,284
Total United States common stocks		6,922,616
Total common stocks (cost $12,763,767)		13,107,655

Preferred stock—0.22%
Germany—0.22%
Volkswagen AG, Preference shares
Total preferred stocks (cost $38,206)	217	38,159

Number of rights
Rights—0.00%[2]
France—0.00%[2]
Sanofi-Aventis SA, expires 12/31/20* (cost $1,177)	500	675

	Shares
Short-term investment—56.23%
Investment company—56.23%
UBS Cash Management Prime Relationship Fund[3] (cost $10,014,603)	10,014,603	10,014,603
Total investments before investments sold short—130.05% (cost $22,817,753)		23,161,092

Investments sold short—(75.84)%
Common stocks—(75.76)%
Australia—(0.95)%
ASX Ltd.	(551)	(18,949)
BlueScope Steel Ltd.	(16,473)	(6,740)
Caltex Australia Ltd.	(556)	(8,000)
CSR Ltd.	(6,240)	(11,635)
Dexus Property Group	(18,627)	(16,786)
DUET Group	(4,403)	(8,301)
Lynas Corp. Ltd.	(9,103)	(10,325)
Newcrest Mining Ltd.	(485)	(14,911)
Origin Energy Ltd.	(1,106)	(15,294)
Paladin Energy Ltd.	(7,259)	(13,798)
Ramsay Health Care Ltd.	(935)	(18,935)
Tatts Group Ltd.	(2,420)	(6,217)
Transurban Group	(3,195)	(18,533)
Total Australia common stocks		(168,424)

Austria—(0.68)%
Erste Group Bank AG	(935)	(21,561)
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	(3,300)	(100,391)
Total Austria common stocks		(121,952)

Bermuda—(0.16)%
Frontline Ltd.	(1,301)	(9,990)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Seadrill Ltd.	(513)	$(19,224)
Total Bermuda common stocks		(29,214)

Canada—(1.00)%
BCE, Inc.	(400)	(16,017)
Crescent Point Energy Corp.	(400)	(17,220)
Fairfax Financial Holdings Ltd.	(50)	(20,181)
Fortis, Inc.	(500)	(16,176)
George Weston Ltd.	(100)	(6,349)
Ivanhoe Mines Ltd.	(700)	(11,011)
Onex Corp.	(400)	(14,722)
Potash Corp. of Saskatchewan, Inc.	(340)	(15,523)
Provident Energy Ltd.	(2,100)	(25,349)
Ritchie Bros Auctioneers, Inc.	(700)	(16,674)
Uranium One, Inc.	(7,100)	(19,717)
Total Canada common stocks		(178,939)

China—(0.00)%[2]
China CITIC Bank, H Shares	(1,200)	(722)

Denmark—(1.21)%
Coloplast A/S, Class B	(408)	(70,639)
H Lundbeck A/S	(3,293)	(65,984)
William Demant Holding A/S	(847)	(78,939)
Total Denmark common stocks		(215,562)

Finland—(1.36)%
Fortum Oyj	(1,807)	(43,862)
Metso Oyj	(2,949)	(126,055)
Nokia Oyj	(10,126)	(55,128)
Sampo Oyj, Class A	(606)	(17,514)
Total Finland common stocks		(242,559)

France—(5.17)%
Air France-KLM	(1,184)	(6,727)
Air Liquide SA	(77)	(10,265)
Alcatel-Lucent	(24,487)	(55,682)
Alstom SA	(1,258)	(49,092)
Atos	(171)	(9,863)
Carrefour SA	(476)	(11,411)
Cie Generale d’Optique Essilor International SA	(333)	(29,681)
Danone	(1,494)	(104,210)
Dassault Systemes SA	(1,597)	(146,943)
Edenred	(606)	(18,233)
Iliad SA	(630)	(86,796)
L’Oreal SA	(324)	(39,967)
Pernod-Ricard SA	(1,901)	(198,773)
Publicis Groupe SA	(1,742)	(96,034)
Renault SA	(720)	(37,954)
Unibail-Rodamco SE	(42)	(8,400)
Vallourec SA	(165)	(10,453)
Total France common stocks		(920,484)

Germany—(2.83)%
Axel Springer AG	(370)	(18,688)
Commerzbank AG	(4,484)	(11,345)
Deutsche Bank AG	(926)	(46,072)
Deutsche Lufthansa AG	(879)	(12,303)
GEA Group AG	(1,468)	(50,631)
Hochtief AG	(238)	(14,439)
K&S AG NPV	(780)	(40,805)
Merck KGaA	(1,756)	(194,337)
RWE AG	(1,191)	(56,874)
Siemens AG	(262)	(26,413)
ThyssenKrupp AG	(386)	(9,609)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
United Internet AG	(1,177)	$(22,181)
Total Germany common stocks		(503,697)

Hong Kong—(0.09)%
Orient Overseas International Ltd.	(2,000)	(14,230)
Shangri-La Asia Ltd.	(666)	(1,456)
Total Hong Kong common stocks		(15,686)

Ireland—(0.69)%
James Hardie Industries SE CDI	(3,004)	(23,898)
Seagate Technology PLC	(3,221)	(86,806)
Warner Chilcott PLC, Class A	(700)	(11,767)
Total Ireland common stocks		(122,471)

Italy—(2.55)%
Assicurazioni Generali SpA	(5,908)	(91,717)
Banco Popolare SC	(31,434)	(59,615)
Pirelli & Co. SpA NPV	(1,690)	(20,105)
Snam Rete Gas SpA	(20,654)	(99,332)
Terna-Rete Elettrica Nazionale SpA	(41,926)	(168,533)
Unione di Banche Italiane SCPA	(3,432)	(14,547)
Total Italy common stocks		(453,849)

Japan—(3.31)%
Acom Co., Ltd.	(1,070)	(23,903)
All Nippon Airways Co., Ltd.	(5,000)	(15,102)
Benesse Holdings, Inc.	(300)	(14,951)
Chiyoda Corp.	(2,000)	(25,396)
Chugoku Electric Power Co., Inc.	(1,000)	(18,570)
Cosmo Oil Co., Ltd.	(6,000)	(16,673)
Daito Trust Construction Co., Ltd.	(200)	(17,953)
Denki Kagaku Kogyo KK	(3,000)	(11,997)
Denso Corp.	(400)	(13,362)
Electric Power Development Co., Ltd.	(700)	(18,978)
Hitachi Chemical Co., Ltd.	(900)	(16,201)
JSR Corp.	(1,000)	(20,128)
Kaneka Corp.	(3,000)	(18,086)
Kawasaki Kisen Kaisha Ltd.	(5,000)	(10,994)
Mazda Motor Corp.	(2,000)	(3,504)
McDonald’s Holdings Co. Japan Ltd.	(700)	(18,572)
Mitsubishi Gas Chemical Co., Inc.	(3,000)	(20,043)
NEC Corp.	(7,000)	(14,631)
Nippon Yusen KK	(4,000)	(12,565)
Nissin Foods Holdings Co., Ltd.	(500)	(18,696)
Nitto Denko Corp.	(300)	(12,088)
Odakyu Electric Railway Co., Ltd.	(3,000)	(28,344)
Olympus Corp.	(900)	(14,723)
Senshu Ikeda Holdings, Inc.	(11,800)	(16,395)
Square Enix Holdings Co., Ltd.	(1,000)	(20,998)
Start Today Co. Ltd.	(2,400)	(44,219)
Sumitomo Realty & Development Co., Ltd.	(1,000)	(24,103)
Tobu Railway Co., Ltd.	(4,000)	(21,215)
Unicharm Corp.	(400)	(21,119)
Yakult Honsha Co., Ltd.	(600)	(20,623)
Yamaha Corp.	(1,700)	(17,622)
Yamato Holdings Co., Ltd.	(1,100)	(16,998)
Total Japan common stocks		(588,752)

Jersey (Channel Islands)—(0.07)%
Heritage Oil PLC	(5,354)	(11,998)

Netherlands—(1.42)%
Koninklijke KPN NV	(6,693)	(73,625)
PostNL NV	(2,256)	(13,931)
Unilever NV CVA	(4,836)	(164,566)
Total Netherlands common stocks		(252,122)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Norway—(1.95)%
Renewable Energy Corp. ASA	(11,462)	$(6,795)
Subsea 7 SA	(4,708)	(124,670)
Telenor ASA	(1,107)	(20,528)
Yara International ASA	(4,113)	(196,161)
Total Norway common stocks		(348,154)

Portugal—(0.11)%
Jeronimo Martins, SGPS, SA	(965)	(19,659)

Singapore—(0.63)%
Ascendas Real Estate Investment Trust	(10,000)	(16,069)
CapitaMall Trust	(11,000)	(15,795)
DBS Group Holdings Ltd.	(2,000)	(22,561)
Global Logistic Properties Ltd.	(10,000)	(17,501)
Keppel Land Ltd.	(6,000)	(16,563)
Singapore Technologies Engineering Ltd.	(3,000)	(7,756)
Wilmar International Ltd.	(4,000)	(15,592)
Total Singapore common stocks		(111,837)

Spain—(1.07)%
Acerinox SA	(3,992)	(51,308)
Distribuidora Internacional de Alimentacion SA	(546)	(2,707)
EDP Renovaveis SA	(2,882)	(14,322)
Iberdrola SA	(1,373)	(7,795)
Indra Sistemas SA	(3,339)	(40,916)
Telefonica SA	(4,462)	(73,108)
Total Spain common stocks		(190,156)

Sweden—(0.94)%
Atlas Copco AB, Class A	(1,038)	(25,119)
Boliden AB	(929)	(14,590)
Hennes & Mauritz AB, Class B	(518)	(18,744)
Holmen AB, Class B	(574)	(15,765)
Modern Times Group AB, Class B	(304)	(16,744)
Skandinaviska Enskilda Banken AB, Class A	(1,829)	(12,994)
Skanska AB, Class B	(1,051)	(18,222)
Svenska Handelsbanken AB, Class A	(596)	(18,999)
Volvo AB, Class B	(1,845)	(26,884)
Total Sweden common stocks		(168,061)

Switzerland—(2.39)%
Credit Suisse Group AG	(487)	(13,881)
EFG International AG	(1,671)	(16,290)
Geberit AG	(689)	(144,181)
Kuehne & Nagel International AG	(92)	(12,444)
Roche Holding AG (Non-voting)	(105)	(18,273)
Swiss Life Holding AG	(933)	(111,005)
Swiss Re Ltd.	(319)	(20,373)
Tyco International Ltd.	(1,600)	(89,888)
Total Switzerland common stocks		(426,335)

United Kingdom—(6.72)%
3i Group PLC	(4,312)	(14,760)
AMEC PLC	(847)	(15,011)
Antofagasta PLC	(8,021)	(147,797)
ARM Holdings PLC	(5,692)	(53,898)
AstraZeneca PLC	(1,880)	(83,566)
BHP Billiton PLC	(4,069)	(124,147)
British Land Co., PLC	(2,006)	(15,398)
British Sky Broadcasting Group PLC	(1,366)	(14,770)
Cable & Wireless Communications PLC	(36,315)	(18,756)
Cable & Wireless Worldwide PLC	(226,581)	(123,222)
Capital Shopping Centres Group PLC	(2,970)	(15,743)
Colt Group SA	(16,638)	(27,890)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Drax Group PLC	(6,744)	$(58,735)
Invensys PLC	(3,811)	(12,130)
ITV PLC	(36,447)	(51,505)
Kazakhmys	(3,741)	(54,332)
Lloyds Banking Group PLC	(26,579)	(14,287)
Lonmin PLC	(3,632)	(59,372)
National Grid PLC	(2,900)	(29,246)
RSA Insurance Group PLC	(24,064)	(40,261)
Shire PLC	(567)	(18,320)
Smith & Nephew PLC	(4,685)	(47,472)
Standard Life PLC	(37,941)	(139,397)
TUI Travel PLC	(5,142)	(16,145)
Total United Kingdom common stocks		(1,196,160)

United States—(40.46)%
Abbott Laboratories	(900)	(55,161)
Acme Packet, Inc.	(300)	(8,256)
Actuant Corp., Class A	(700)	(20,293)
AGCO Corp.	(1,100)	(51,931)
AK Steel Holding Corp.	(1,300)	(9,828)
Alleghany Corp.	(300)	(98,730)
Alliant Energy Corp.	(2,000)	(86,640)
Amazon.com, Inc.	(100)	(20,251)
American Express Co.	(400)	(23,144)
American Water Works Co., Inc.	(2,200)	(74,866)
Amgen, Inc.	(300)	(20,397)
Amylin Pharmaceuticals, Inc.	(1,500)	(37,440)
AO Smith Corp.	(400)	(17,980)
Aqua America, Inc.	(2,200)	(49,038)
Associated Banc-Corp.	(2,900)	(40,484)
AvalonBay Communities, Inc.	(200)	(28,270)
BB&T Corp.	(900)	(28,251)
Berkshire Hathaway, Inc., Class B	(300)	(24,345)
BioMarin Pharmaceutical, Inc.	(700)	(23,975)
Bio-Reference Labs, Inc.	(1,800)	(42,318)
BMC Software, Inc.	(2,400)	(96,384)
Booz Allen Hamilton Holding Corp.	(220)	(3,747)
Bristol-Myers Squibb Co.	(1,400)	(47,250)
Brown-Forman Corp., Class B	(1,000)	(83,390)
Bruker Corp.	(900)	(13,779)
Cadence Design Systems, Inc.	(4,000)	(47,360)
Calpine Corp.	(2,200)	(37,862)
CarMax, Inc.	(800)	(27,720)
Caterpillar, Inc.	(1,000)	(106,520)
Celgene Corp.	(300)	(23,256)
Charles Schwab Corp.	(3,300)	(47,421)
Chesapeake Energy Corp.	(2,500)	(57,925)
Chevron Corp.	(300)	(32,172)
Choice Hotels International, Inc.	(600)	(22,404)
Church & Dwight Co., Inc.	(2,000)	(98,380)
Ciena Corp.	(1,000)	(16,190)
CIT Group, Inc.	(400)	(16,496)
Clean Energy Fuels Corp.	(600)	(12,768)
Cobalt International Energy, Inc.	(1,300)	(39,039)
Cognizant Technology Solutions Corp., Class A	(1,800)	(138,510)
Compuware Corp.	(7,500)	(68,925)
ConocoPhillips	(2,000)	(152,020)
Consolidated Edison, Inc.	(2,100)	(122,682)
CoreLogic, Inc.	(1,000)	(16,320)
Cree, Inc.	(500)	(15,815)
Crown Castle International Corp.	(2,500)	(133,350)
CSX Corp.	(3,200)	(68,864)
CVB Financial Corp.	(11,900)	(139,706)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
CVR Energy, Inc.	(600)	$(16,050)
Dell, Inc.	(6,800)	(112,880)
DISH Network Corp., Class A	(600)	(19,758)
Dollar General Corp.	(1,500)	(69,300)
Douglas Emmett, Inc.	(900)	(20,529)
DreamWorks Animation SKG, Inc., Class A	(900)	(16,605)
DuPont Fabros Technology, Inc.	(700)	(17,115)
eBay, Inc.	(900)	(33,201)
Edison International	(400)	(17,004)
EI Du Pont de Nemours & Co.	(1,500)	(79,350)
El Paso Corp.	(900)	(26,595)
Eli Lilly & Co.	(2,900)	(116,783)
Equinix, Inc.	(200)	(31,490)
Equity Residential	(400)	(25,048)
Expeditors International Washington, Inc.	(2,300)	(106,973)
Fastenal Co.	(2,900)	(156,890)
First American Financial Corp.	(1,100)	(18,293)
First Niagara Financial Group, Inc.	(1,400)	(13,776)
Fiserv, Inc.	(800)	(55,512)
Flowers Foods, Inc.	(1,700)	(34,629)
Forest Laboratories, Inc.	(400)	(13,876)
Gannett Co., Inc.	(1,900)	(29,127)
Gap, Inc.	(1,700)	(44,438)
General Growth Properties, Inc.	(1,062)	(18,043)
Genuine Parts Co.	(700)	(43,925)
GeoEye, Inc.	(400)	(9,628)
GrafTech International Ltd.	(900)	(10,746)
Grand Canyon Education, Inc.	(467)	(8,294)
Green Mountain Coffee Roasters, Inc.	(200)	(9,368)
Greenhill & Co., Inc.	(273)	(11,914)
Hawaiian Electric Industries, Inc.	(1,200)	(30,420)
Healthcare Services Group, Inc.	(2,000)	(42,540)
Hertz Global Holdings, Inc.	(1,100)	(16,544)
Hormel Foods Corp.	(1,400)	(41,328)
Hospira, Inc.	(100)	(3,739)
Human Genome Sciences, Inc.	(800)	(6,592)
Humana, Inc.	(400)	(36,992)
Hyatt Hotels Corp., Class A	(900)	(38,448)
IDEXX Laboratories, Inc.	(550)	(48,098)
Illumina, Inc.	(300)	(15,783)
Integrys Energy Group, Inc.	(2,000)	(105,980)
Intel Corp.	(3,300)	(92,763)
Intrepid Potash, Inc.	(500)	(12,165)
Intuitive Surgical, Inc.	(200)	(108,350)
Invesco Ltd.	(800)	(21,336)
Jabil Circuit, Inc.	(1,300)	(32,656)
JC Penney Co., Inc.	(2,700)	(95,661)
KB Home	(1,600)	(14,240)
KLA-Tencor Corp.	(600)	(32,652)
Kraft Foods, Inc., Class A	(500)	(19,005)
Laboratory Corp. of America Holdings	(600)	(54,924)
Lamar Advertising Co., Class A	(2,500)	(81,025)
Lennar Corp., Class A	(1,000)	(27,180)
Lennox International, Inc.	(400)	(16,120)
LKQ Corp.	(300)	(9,351)
LSI Corp.	(13,000)	(112,840)
M&T Bank Corp.	(500)	(43,440)
Manitowoc Co., Inc.	(1,060)	(14,692)
McMoRan Exploration Co.	(1,000)	(10,700)
MDU Resources Group, Inc.	(1,500)	(33,585)
Mead Johnson Nutrition Co.	(300)	(24,744)
MEMC Electronic Materials, Inc.	(2,200)	(7,942)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
MetroPCS Communications, Inc.	(1,000)	$(9,020)
Mettler-Toledo International, Inc.	(300)	(55,425)
MGIC Investment Corp.	(3,100)	(15,376)
MGM Resorts International	(500)	(6,810)
Microchip Technology, Inc.	(700)	(26,040)
Molycorp, Inc.	(300)	(10,149)
Morgan Stanley	(639)	(12,550)
MSCI, Inc., Class A	(400)	(14,724)
Nektar Therapeutics	(2,500)	(19,800)
Newell Rubbermaid, Inc.	(1,100)	(19,591)
Nielsen Holdings NV	(600)	(18,084)
NII Holdings, Inc.	(400)	(7,324)
Nordstrom, Inc.	(600)	(33,432)
Northern Trust Corp.	(600)	(28,470)
Nuance Communications, Inc.	(900)	(23,022)
Occidental Petroleum Corp.	(600)	(57,138)
Office Depot, Inc.	(4,100)	(14,145)
Old Republic International Corp.	(1,600)	(16,880)
Olin Corp.	(800)	(17,400)
Omnicare, Inc.	(600)	(21,342)
Owens Corning	(400)	(14,412)
Parexel International Corp.	(800)	(21,576)
Pepco Holdings, Inc.	(1,500)	(28,335)
PepsiCo, Inc.	(300)	(19,905)
PerkinElmer, Inc.	(1,900)	(52,554)
Perrigo Co.	(400)	(41,324)
PG&E Corp.	(100)	(4,341)
Pioneer Natural Resources Co.	(700)	(78,113)
PNC Financial Services Group, Inc.	(700)	(45,143)
Polypore International, Inc.	(300)	(10,548)
Praxair, Inc.	(600)	(68,784)
PulteGroup, Inc.	(2,100)	(18,585)
Questar Corp.	(2,400)	(46,224)
Range Resources Corp.	(300)	(17,442)
Red Hat, Inc.	(1,200)	(71,868)
Regeneron Pharmaceuticals, Inc.	(200)	(23,324)
Rockwell Automation, Inc.	(1,200)	(95,640)
Rouse Properties, Inc.	(40)	(539)
Salesforce.com, Inc.	(150)	(23,176)
Sanderson Farms, Inc.	(300)	(15,909)
SanDisk Corp.	(900)	(44,631)
SandRidge Energy, Inc.	(1,600)	(12,528)
Sara Lee Corp.	(2,200)	(47,366)
Schlumberger Ltd.	(700)	(48,951)
Schweitzer-Mauduit International, Inc.	(300)	(20,718)
Sirius XM Radio, Inc.	(8,600)	(19,866)
Skechers U.S.A., Inc., Class A	(1,200)	(15,264)
SLM Corp.	(1,000)	(15,760)
Southern Co.	(700)	(31,451)
Starwood Hotels & Resorts Worldwide, Inc.	(1,500)	(84,615)
T. Rowe Price Group, Inc.	(600)	(39,180)
TCF Financial Corp.	(3,400)	(40,426)
TECO Energy, Inc.	(1,700)	(29,835)
Terex Corp.	(600)	(13,500)
Thermo Fisher Scientific, Inc.	(1,200)	(67,656)
TJX Cos., Inc.	(2,000)	(79,420)
Toyota Motor Corp. ADR	(300)	(26,046)
VeriSign, Inc.	(500)	(19,170)
Verisk Analytics, Inc., Class A	(500)	(23,485)
Vertex Pharmaceuticals, Inc.	(300)	(12,303)
Viasat, Inc.	(400)	(19,284)
Vulcan Materials Co.	(400)	(17,092)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Waste Management, Inc.	(400)	$(13,984)
Weyerhaeuser Co.	(800)	(17,536)
Whole Foods Market, Inc.	(1,500)	(124,800)
Williams-Sonoma, Inc.	(1,100)	(41,228)
Wright Express Corp.	(1,500)	(97,095)
WW Grainger, Inc.	(600)	(128,886)
Zions Bancorporation	(2,000)	(42,920)
Total United States common stocks		(7,206,288)
Total common stocks (proceeds $13,036,612)		(13,493,081)

Preferred stock—(0.08)%
Germany—(0.08)%
Porsche Automobil Holding SE, Preference shares
Total preferred stocks (proceeds $19,241)	(243)	(14,341)
Total investments sold short (proceeds $13,055,853)		(13,507,422)
Total investments, net of investments sold short—54.21%		9,653,670
Cash and other assets, less liabilities—45.79%		8,155,785
Net assets—100.00%		$17,809,455

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,338,464
Gross unrealized depreciation	(995,125)
Net unrealized appreciation of investments	$343,339

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	195,000	USD	261,468	06/20/12	$1,288
JPMCB	EUR	140,000	USD	185,420	06/20/12	(1,377)
JPMCB	GBP	370,000	USD	585,657	06/20/12	(5,839)
JPMCB	USD	124,246	CAD	125,000	06/20/12	864
JPMCB	USD	257,812	EUR	195,000	06/20/12	2,369
JPMCB	USD	587,827	GBP	370,000	06/20/12	3,669
Net unrealized appreciation on forward foreign currency contracts						$974

Futures contracts

	Expiration date	Cost	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
E-mini S&P 500 Index, 2 contracts (USD)	June 2012	139,030	140,320	1,290
E-mini S&P Midcap 400, 2 contracts (USD)	June 2012	200,605	198,460	(2,145)
Net unrealized depreciation on futures contracts				$(855)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$13,107,655	$—	$—	$13,107,655
Common stocks sold short	(13,493,081)	—	—	(13,493,081)
Preferred stock	38,159	—	—	38,159
Preferred stocks sold short	(14,341)	—	—	(14,341)
Rights	675	—	—	675
Short-term investment	—	10,014,603	—	10,014,603
Forward foreign currency contracts	—	974	—	974
Futures contracts	(855)	—	—	(855)
Total	$(361,788)	$10,015,577	$—	$9,653,789

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stock sold short	Total
Assets
Beginning balance	$(6,105)	$(6,105)
Purchases	2,204	2,204
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	24,420	24,420
Change in net unrealized appreciation/depreciation	(20,519)	(20,519)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $1,467.

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – March 31, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	Amount represents less than 0.005%.
3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$9,830,068	$17,991,211	$17,806,676	$10,014,603	$8,459

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	5.11%
Auto components	0.87
Automobiles	1.58
Biotechnology	4.17
Capital markets	3.77
Chemicals	3.63
Commercial banks	5.15
Commercial services & supplies	1.07
Communications equipment	1.88
Computers & peripherals	8.39
Containers & packaging	0.69
Diversified financial services	6.43
Electric utilities	5.65
Energy equipment & services	5.46
Food & staples retailing	4.90
Food products	2.70
Health care equipment & supplies	4.04
Health care providers & services	2.02
Household products	2.46
Insurance	2.77
Internet & catalog retail	4.37
IT services	1.74
Life sciences tools & services	1.56
Machinery	3.35
Media	8.05
Multiline retail	2.69
Multi-utilities	1.03
Oil, gas & consumable fuels	6.79
Pharmaceuticals	5.62
Real estate investment trust (REIT)	2.61
Road & rail	4.75
Semiconductors & semiconductor equipment	5.59
Software	5.51
Specialty retail	1.00
Textiles, apparel & luxury goods	2.32
Wireless telecommunication services	1.88
Total common stocks	131.60%
Investment company
SPDR S&P 500 ETF Trust	1.45
Short-term investment	0.97
Total investments before investments sold short	134.02%

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Investments sold short
Common stocks
Biotechnology	(0.30)%
Capital markets	(1.55)
Chemicals	(0.60)
Commercial banks	(2.58)
Commercial services & supplies	(0.44)
Computers & peripherals	(0.76)
Consumer finance	(0.30)
Electronic equipment, instruments & components	(0.39)
Food products	(0.33)
Gas utilities	(0.43)
Health care equipment & supplies	(0.92)
Health care providers & services	(1.09)
Hotels, restaurants & leisure	(3.46)
Household products	(0.78)
Industrial conglomerates	(1.07)
IT services	(0.51)
Life sciences tools & services	(0.57)
Machinery	(0.97)
Media	(1.92)
Multiline retail	(2.49)
Multi-utilities	(1.44)
Oil, gas & consumable fuels	(1.69)
Pharmaceuticals	(1.88)
Real estate investment trust (REIT)	(0.58)
Semiconductors & semiconductor equipment	(1.79)
Software	(2.06)
Specialty retail	(0.74)
Trading companies & distributors	(0.50)
Water utilities	(1.30)
Total investments sold short	(33.44)%
Total investments, net of investments sold short	100.58
Liabilities, in excess of cash and other assets	(0.58)
Net assets	100.00%

1                                          Figures represent the industry breakdown of direct investments of UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification exposure was included.

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—131.60%
Aerospace & defense—5.11%
Boeing Co.[1]	3,700	$275,169
General Dynamics Corp.[1]	9,800	719,124
		994,293
Auto components—0.87%
Johnson Controls, Inc.[1]	5,200	168,896

Automobiles—1.58%
General Motors Co.*1	12,000	307,800

Biotechnology—4.17%
Acorda Therapeutics, Inc.*1	6,900	183,195
Alexion Pharmaceuticals, Inc.*	1,800	167,148
Alnylam Pharmaceuticals, Inc.*	4,700	52,029
Amylin Pharmaceuticals, Inc.*1	5,800	144,768
Gilead Sciences, Inc.*1	5,400	263,790
		810,930
Capital markets—3.77%
Goldman Sachs Group, Inc.	1,400	174,118
Invesco Ltd.[1]	8,400	224,028
Morgan Stanley[1]	17,100	335,844
		733,990
Chemicals—3.63%
Celanese Corp., Series A1	9,800	452,564
Dow Chemical Co.[1]	7,300	252,872
		705,436
Commercial banks—5.15%
US Bancorp[1]	10,400	329,472
Wells Fargo & Co.[1]	19,700	672,558
		1,002,030
Commercial services & supplies—1.07%
Republic Services, Inc.[1]	6,800	207,808

Communications equipment—1.88%
Juniper Networks, Inc.*	16,000	366,080

Computers & peripherals—8.39%
Apple, Inc.*1	2,000	1,198,940
Hewlett-Packard Co.[1]	9,100	216,853
NetApp, Inc.*	4,800	214,896
		1,630,689
Containers & packaging—0.69%
Rock-Tenn Co., Class A	2,000	135,120

Diversified financial services—6.43%
Citigroup, Inc.[1]	14,719	537,980
CME Group, Inc.[1]	600	173,598
JPMorgan Chase & Co.[1]	11,700	537,966
		1,249,544
Electric utilities—5.65%
Edison International[1]	13,800	586,638
NextEra Energy, Inc.[1]	8,400	513,072
		1,099,710
Energy equipment & services—5.46%
Baker Hughes, Inc.[1]	3,600	150,984
Ensco PLC ADR	5,900	312,287
McDermott International, Inc.*1	6,000	76,860
Noble Corp.*1	13,900	520,833
		1,060,964
Food & staples retailing—4.90%
Kroger Co.[1]	28,200	683,286
Wal-Mart Stores, Inc.[1]	4,400	269,280
		952,566
Food products—2.70%
Kraft Foods, Inc., Class A1	13,800	524,538

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Health care equipment & supplies—4.04%
Baxter International, Inc.[1]	4,500	$269,010
Covidien PLC[1]	2,600	142,168
Hill-Rom Holdings, Inc.	3,000	100,230
Medtronic, Inc.[1]	7,000	274,330
		785,738
Health care providers & services—2.02%
HCA Holdings, Inc.[1]	6,800	168,232
UnitedHealth Group, Inc.[1]	3,800	223,972
		392,204
Household products—2.46%
Colgate-Palmolive Co.[1]	4,900	479,122

Insurance—2.77%
Aflac, Inc.[1]	4,800	220,752
MetLife, Inc.[1]	8,500	317,475
		538,227
Internet & catalog retail—4.37%
Amazon.com, Inc.*1	4,200	850,542

IT services—1.74%
ServiceSource International, Inc.*1	21,900	339,012

Life sciences tools & services—1.56%
Bio-Rad Laboratories, Inc., Class A*1	1,900	197,011
Bruker Corp.*1	6,900	105,639
		302,650
Machinery—3.35%
Illinois Tool Works, Inc.[1]	11,400	651,168

Media—8.05%
Comcast Corp., Class A1	15,600	468,156
Time Warner, Inc.[1]	19,400	732,350
Viacom, Inc., Class B1	7,700	365,442
		1,565,948
Multiline retail—2.69%
Kohl’s Corp.[1]	4,600	230,138
Macy’s, Inc.	7,400	294,002
		524,140
Multi-utilities—1.03%
PG&E Corp.	4,600	199,686

Oil, gas & consumable fuels—6.79%
EOG Resources, Inc.[1]	2,500	277,750
EQT Corp.[1]	5,500	265,155
Exxon Mobil Corp.[1]	1,600	138,768
Hess Corp.[1]	5,500	324,225
Peabody Energy Corp.[1]	3,500	101,360
Ultra Petroleum Corp.*1	9,400	212,722
		1,319,980
Pharmaceuticals—5.62%
Allergan, Inc.[1]	1,700	162,231
Hospira, Inc.*1	4,300	160,777
Johnson & Johnson[1]	2,000	131,920
Merck & Co., Inc.[1]	11,900	456,960
Teva Pharmaceutical Industries Ltd. ADR	4,000	180,240
		1,092,128
Real estate investment trust (REIT)—2.61%
American Campus Communities, Inc.[1]	3,400	152,048
American Capital Agency Corp.	6,800	200,872
Digital Realty Trust, Inc.	2,100	155,337
		508,257

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Road & rail—4.75%
Hertz Global Holdings, Inc.*1	35,600	$535,424
Norfolk Southern Corp.	5,900	388,397
		923,821
Semiconductors & semiconductor equipment—5.59%
Atmel Corp.*1	13,500	133,110
Broadcom Corp., Class A*1	8,900	349,770
Intersil Corp., Class A1	32,500	364,000
Skyworks Solutions, Inc.*1	8,700	240,555
		1,087,435
Software—5.51%
Adobe Systems, Inc.*1	19,400	665,614
Symantec Corp.*1	21,700	405,790
		1,071,404
Specialty retail—1.00%
GameStop Corp., Class A1	8,900	194,376

Textiles, apparel & luxury goods—2.32%
Coach, Inc.[1]	2,900	224,112
Ralph Lauren Corp.	1,300	226,629
		450,741
Wireless telecommunication services—1.88%
MetroPCS Communications, Inc.*	18,300	165,066
NII Holdings, Inc.*	11,000	201,410
		366,476
Total common stocks (cost $22,630,244)		25,593,449

Investment company—1.45%
SPDR S&P 500 ETF Trust (cost $280,685)	2,000	281,440

Short-term investment—0.97%
Investment company—0.97%
UBS Cash Management Prime Relationship Fund[2] (cost $187,992)	187,992	187,992
Total investments before investments sold short—134.02% (cost $23,098,921)		26,062,881

Investments sold short—(33.44)%
Common stocks—(33.44)%
Biotechnology—(0.30)%
Regeneron Pharmaceuticals, Inc.	(500)	(58,310)

Capital markets—(1.55)%
Charles Schwab Corp.	(12,300)	(176,751)
Northern Trust Corp.	(1,400)	(66,430)
T. Rowe Price Group, Inc.	(900)	(58,770)
		(301,951)
Chemicals—(0.60)%
EI Du Pont de Nemours & Co.	(900)	(47,610)
Praxair, Inc.	(600)	(68,784)
		(116,394)
Commercial banks—(2.58)%
Associated Banc-Corp.	(4,700)	(65,612)
BB&T Corp.	(2,900)	(91,031)
M&T Bank Corp.	(800)	(69,504)
PNC Financial Services Group, Inc.	(2,400)	(154,776)
TCF Financial Corp.	(4,700)	(55,883)

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Zions Bancorporation	(3,000)	$(64,380)
		(501,186)
Commercial services & supplies—(0.44)%
Healthcare Services Group, Inc.	(4,000)	(85,080)

Computers & peripherals—(0.76)%
Seagate Technology PLC	(5,500)	(148,225)

Consumer finance—(0.30)%
American Express Co.	(1,000)	(57,860)

Electronic equipment, instruments & components—(0.39)%
Jabil Circuit, Inc.	(3,000)	(75,360)

Food products—(0.33)%
JM Smucker Co.	(800)	(65,088)

Gas utilities—(0.43)%
Questar Corp.	(4,300)	(82,818)

Health care equipment & supplies—(0.92)%
IDEXX Laboratories, Inc.	(800)	(69,960)
Intuitive Surgical, Inc.	(200)	(108,350)
		(178,310)
Health care providers & services—(1.09)%
Humana, Inc.	(1,100)	(101,728)
Laboratory Corp. of America Holdings	(1,200)	(109,848)
		(211,576)
Hotels, restaurants & leisure—(3.46)%
Choice Hotels International, Inc.	(7,300)	(272,582)
Hyatt Hotels Corp., Class A	(2,900)	(123,888)
Starwood Hotels & Resorts Worldwide, Inc.	(4,900)	(276,409)
		(672,879)
Household products—(0.78)%
Church & Dwight Co., Inc.	(3,100)	(152,489)

Industrial conglomerates—(1.07)%
Tyco International Ltd.	(3,700)	(207,866)

IT services—(0.51)%
Cognizant Technology Solutions Corp., Class A	(1,300)	(100,035)

Life sciences tools & services—(0.57)%
Mettler-Toledo International, Inc.	(600)	(110,850)

Machinery—(0.97)%
AGCO Corp.	(4,000)	(188,840)

Media—(1.92)%
Discovery Communications, Inc., Class A	(2,300)	(116,380)
Gannett Co., Inc.	(5,200)	(79,716)
Lamar Advertising Co., Class A	(5,500)	(178,255)
		(374,351)
Multiline retail—(2.49)%
Dollar General Corp.	(4,400)	(203,280)
JC Penney Co., Inc.	(5,400)	(191,322)
Nordstrom, Inc.	(1,600)	(89,152)
		(483,754)
Multi-utilities—(1.44)%
Consolidated Edison, Inc.	(2,700)	(157,734)
Integrys Energy Group, Inc.	(2,300)	(121,877)
		(279,611)
Oil, gas & consumable fuels—(1.69)%
ConocoPhillips	(600)	(45,606)
Pioneer Natural Resources Co.	(1,800)	(200,862)

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Spectra Energy Corp.	(2,600)	$(82,030)
		(328,498)
Pharmaceuticals—(1.88)%
Eli Lilly & Co.	(5,500)	(221,485)
Perrigo Co.	(1,400)	(144,634)
		(366,119)

Real estate investment trust (REIT)—(0.58)%
AvalonBay Communities, Inc.	(400)	(56,540)
Equity Residential	(900)	(56,358)
		(112,898)

Semiconductors & semiconductor equipment—(1.79)%
Intel Corp.	(1,800)	(50,598)
KLA-Tencor Corp.	(1,400)	(76,188)
LSI Corp.	(18,200)	(157,976)
Microchip Technology, Inc.	(1,700)	(63,240)
		(348,002)

Software—(2.06)%
BMC Software, Inc.	(3,200)	(128,512)
Cadence Design Systems, Inc.	(6,500)	(76,960)
Compuware Corp.	(8,000)	(73,520)
Red Hat, Inc.	(900)	(53,901)
Synopsys, Inc.	(2,200)	(67,452)
		(400,345)

Specialty retail—(0.74)%
CarMax, Inc.	(2,300)	(79,695)
Williams-Sonoma, Inc.	(1,700)	(63,716)
		(143,411)

Trading companies & distributors—(0.50)%
Fastenal Co.	(1,800)	(97,380)

Water utilities—(1.30)%
American Water Works Co., Inc.	(4,300)	(146,329)
Aqua America, Inc.	(4,800)	(106,992)
		(253,321)
Total investments sold short (proceeds $5,340,341)		(6,502,807)
Total investments, net of investments sold short—100.58%		19,560,074
Liabilities, in excess of cash and other assets—(0.58)%		(112,843)
Net assets—100.00%		$19,447,231

UBS U.S. Equity Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,685,226
Gross unrealized depreciation	(721,266)
Net unrealized appreciation of investments	$2,963,960

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$25,593,449	$—	$—	$25,593,449
Common stocks sold short	(6,502,807)	—	—	(6,502,807)
Investment company	281,440	—	—	281,440
Short-term investment	—	187,992	—	187,992
Total	$19,372,082	$187,992	$—	$19,560,074

Portfolio footnotes

*                                         Non-income producing security.

1                                          All or a portion of these securities have been delivered to cover open short positions.

2                                          The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$221,096	$11,793,370	$11,826,474	$187,992	$236

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	2.39%
Auto components	1.93
Biotechnology	5.55
Capital markets	4.83
Chemicals	5.31
Commercial banks	4.96
Communications equipment	2.66
Computers & peripherals	12.21
Diversified financial services	5.90
Diversified telecommunication services	2.93
Electronic equipment, instruments & components	2.13
Energy equipment & services	3.21
Health care equipment & supplies	1.96
Insurance	4.61
Internet & catalog retail	3.25
Life sciences tools & services	1.51
Media	5.84
Oil, gas & consumable fuels	6.07
Real estate investment trust (REIT)	2.86
Road & rail	2.64
Semiconductors & semiconductor equipment	5.97
Software	3.50
Textiles, apparel & luxury goods	6.55
Total common stocks	98.77%
Short-term investment	1.18
Investment of cash collateral from securities loaned	1.90
Total investments	101.85%
Liabilities, in excess of cash and other assets	(1.85)
Net assets	100.00%

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—98.77%
Aerospace & defense—2.39%
General Dynamics Corp.	15,400	$1,130,052

Auto components—1.93%
Johnson Controls, Inc.	28,200	915,936

Biotechnology—5.55%
Acorda Therapeutics, Inc.*	47,700	1,266,435
Alnylam Pharmaceuticals, Inc.*	21,100	233,577
Amylin Pharmaceuticals, Inc.*	45,300	1,130,688
		2,630,700

Capital markets—4.83%
Invesco Ltd.	40,200	1,072,134
Morgan Stanley	62,000	1,217,680
		2,289,814

Chemicals—5.31%
Celanese Corp., Series A	20,600	951,308
Dow Chemical Co.	45,200	1,565,728
		2,517,036

Commercial banks—4.96%
Itau Unibanco Holding SA ADR	54,400	1,043,936
Wells Fargo & Co.	38,200	1,304,148
		2,348,084

Communications equipment—2.66%
Juniper Networks, Inc.*	55,000	1,258,400

Computers & peripherals—12.21%
Apple, Inc.*	7,600	4,555,972
NetApp, Inc.*	27,500	1,231,175
		5,787,147

Diversified financial services—5.90%
Citigroup, Inc.	40,054	1,463,974
JPMorgan Chase & Co.	28,970	1,332,040
		2,796,014

Diversified telecommunication services—2.93%
Telenor ASA	74,929	1,389,438

Electronic equipment, instruments & components—2.13%
Hollysys Automation Technologies Ltd.*1	95,200	1,009,120

Energy equipment & services—3.21%
Baker Hughes, Inc.	19,400	813,636
McDermott International, Inc.*	55,300	708,393
		1,522,029

Health care equipment & supplies—1.96%
Baxter International, Inc.	15,500	926,590

Insurance—4.61%
MetLife, Inc.	30,500	1,139,175
Ping An Insurance Group Co. of China Ltd., H Shares	138,500	1,046,925
		2,186,100

Internet & catalog retail—3.25%
Amazon.com, Inc.*	7,600	1,539,076

Life sciences tools & services—1.51%
Bio-Rad Laboratories, Inc., Class A*	6,900	715,461

Media—5.84%
Comcast Corp., Class A	45,200	1,356,452
Time Warner, Inc.	37,400	1,411,850
		2,768,302

Oil, gas & consumable fuels—6.07%
EQT Corp.	13,300	641,193

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Gazprom OAO ADR	84,200	$1,041,554
Hess Corp.	13,400	789,930
Peabody Energy Corp.	13,900	402,544
		2,875,221

Real estate investment trust (REIT)—2.86%
American Capital Agency Corp.	45,800	1,352,932

Road & rail—2.64%
Hertz Global Holdings, Inc.*	83,300	1,252,832

Semiconductors & semiconductor equipment—5.97%
Broadcom Corp., Class A*	34,600	1,359,780
Skyworks Solutions, Inc.*	53,200	1,470,980
		2,830,760

Software—3.50%
Adobe Systems, Inc.*	48,300	1,657,173

Textiles, apparel & luxury goods—6.55%
Coach, Inc.	13,000	1,004,640
Lululemon Athletica, Inc.*	12,700	948,436
Ralph Lauren Corp.	6,600	1,150,578
		3,103,654
Total common stocks (cost $41,529,997)		46,801,871

Short-term investment—1.18%
Investment company—1.18%
UBS Cash Management Prime Relationship Fund[2] (cost $559,817)	559,817	559,817

Investment of cash collateral from securities loaned—1.90%
UBS Private Money Market Fund LLC[2] (cost $899,640)	899,640	899,640
Total investments—101.85% (cost $42,989,454)		48,261,328
Liabilities, in excess of cash and other assets—(1.85)%		(877,842)
Net assets—100.00%		$47,383,486

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,466,026
Gross unrealized depreciation	(1,194,152)
Net unrealized appreciation of investments	$5,271,874

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$46,801,871	$—	$—	$46,801,871
Short-term investment	—	559,817	—	559,817
Investment of cash collateral from securities loaned	—	899,640	—	899,640
Total	$46,801,871	$1,459,457	$—	$48,261,328

Portfolio footnotes

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at March 31, 2012.

2                                          The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$406,762	$12,693,551	$12,540,496	$559,817	$834
UBS Private Money Market Fund LLC[a]	2,040,331	15,675,260	16,815,951	899,640	128
	$2,447,093	$28,368,811	$29,356,447	$1,459,457	$962

a                                         The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	3.55%
Air freight & logistics	1.10
Auto components	0.91
Automobiles	1.29
Biotechnology	4.32
Capital markets	2.91
Chemicals	3.00
Commercial banks	4.38
Communications equipment	1.17
Computers & peripherals	5.97
Containers & packaging	1.05
Diversified financial services	6.05
Electric utilities	2.04
Energy equipment & services	4.81
Food products	1.29
Health care equipment & supplies	2.51
Health care providers & services	2.05
Hotels, restaurants & leisure	0.96
Household products	1.41
Insurance	2.44
Internet & catalog retail	1.36
IT services	1.84
Life sciences tools & services	1.04
Machinery	1.99
Media	5.37
Multiline retail	2.41
Multi-utilities	1.04
Oil, gas & consumable fuels	6.08
Pharmaceuticals	4.51
Real estate investment trust (REIT)	2.10
Road & rail	3.43
Semiconductors & semiconductor equipment	4.47
Software	3.79
Textiles, apparel & luxury goods	2.28
Wireless telecommunication services	1.67
Total common stocks	96.59%
Investment company
SPDR S&P 500 ETF Trust	1.01
Short-term investment	2.23
Investment of cash collateral from securities loaned	1.44
Total investments	101.27%
Liabilities, in excess of cash and other assets	(1.27)
Net assets	100.00%

1                                          Figures represent the industry breakdown of direct investments of UBS U.S. Large Cap Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—96.59%
Aerospace & defense—3.55%
Boeing Co.	45,300	$3,368,961
General Dynamics Corp.	62,100	4,556,898
		7,925,859
Air freight & logistics—1.10%
FedEx Corp.	26,600	2,446,136

Auto components—0.91%
Johnson Controls, Inc.	62,300	2,023,504

Automobiles—1.29%
General Motors Co.*	112,600	2,888,190

Biotechnology—4.32%
Acorda Therapeutics, Inc.*	60,700	1,611,585
Alexion Pharmaceuticals, Inc.*	20,900	1,940,774
Alnylam Pharmaceuticals, Inc.*	55,700	616,599
Amylin Pharmaceuticals, Inc.*	92,500	2,308,800
Gilead Sciences, Inc.*	64,800	3,165,480
		9,643,238
Capital markets—2.91%
Invesco Ltd.	107,700	2,872,359
Morgan Stanley	185,000	3,633,400
		6,505,759
Chemicals—3.00%
Celanese Corp., Series A	71,500	3,301,870
Dow Chemical Co.	98,200	3,401,648
		6,703,518
Commercial banks—4.38%
US Bancorp	107,300	3,399,264
Wells Fargo & Co.	186,700	6,373,938
		9,773,202
Communications equipment—1.17%
Juniper Networks, Inc.*	113,900	2,606,032

Computers & peripherals—5.97%
Apple, Inc.*	17,900	10,730,513
NetApp, Inc.*	58,200	2,605,614
		13,336,127
Containers & packaging—1.05%
Rock-Tenn Co., Class A	34,700	2,344,332

Diversified financial services—6.05%
Citigroup, Inc.	157,530	5,757,721
CME Group, Inc.	8,000	2,314,640
JPMorgan Chase & Co.	118,500	5,448,630
		13,520,991
Electric utilities—2.04%
Edison International	53,100	2,257,281
NextEra Energy, Inc.	37,600	2,296,608
		4,553,889
Energy equipment & services—4.81%
Baker Hughes, Inc.	58,000	2,432,520
Ensco PLC ADR	51,600	2,731,188
McDermott International, Inc.*	206,300	2,642,703
Noble Corp.*	78,500	2,941,395
		10,747,806
Food products—1.29%
Kraft Foods, Inc., Class A	75,700	2,877,357

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Health care equipment & supplies—2.51%
Baxter International, Inc.	48,000	$2,869,440
Medtronic, Inc.	70,000	2,743,300
		5,612,740
Health care providers & services—2.05%
HCA Holdings, Inc.	84,400	2,088,056
UnitedHealth Group, Inc.	42,200	2,487,268
		4,575,324
Hotels, restaurants & leisure—0.96%
Starbucks Corp.	38,300	2,140,587

Household products—1.41%
Colgate-Palmolive Co.	32,100	3,138,738

Insurance—2.44%
Lincoln National Corp.	99,700	2,628,092
MetLife, Inc.	75,500	2,819,925
		5,448,017
Internet & catalog retail—1.36%
Amazon.com, Inc.*	15,000	3,037,650

IT services—1.84%
Fidelity National Information Services, Inc.	90,800	3,007,296
ServiceSource International, Inc.*1	71,500	1,106,820
		4,114,116
Life sciences tools & services—1.04%
Bio-Rad Laboratories, Inc., Class A*	15,400	1,596,826
Bruker Corp.*	47,200	722,632
		2,319,458
Machinery—1.99%
Illinois Tool Works, Inc.	77,800	4,443,936

Media—5.37%
Comcast Corp., Class A	174,500	5,236,745
Time Warner, Inc.	112,400	4,243,100
Viacom, Inc., Class B	53,100	2,520,126
		11,999,971
Multiline retail—2.41%
Kohl’s Corp.	61,100	3,056,833
Macy’s, Inc.	58,800	2,336,124
		5,392,957
Multi-utilities—1.04%
PG&E Corp.	53,600	2,326,776

Oil, gas & consumable fuels—6.08%
EOG Resources, Inc.	29,200	3,244,120
Exxon Mobil Corp.	47,000	4,076,310
Hess Corp.	52,800	3,112,560
Peabody Energy Corp.	53,000	1,534,880
Ultra Petroleum Corp.*	70,777	1,601,684
		13,569,554
Pharmaceuticals—4.51%
Allergan, Inc.	22,300	2,128,089
Hospira, Inc.*	65,800	2,460,262
Merck & Co., Inc.	84,800	3,256,320
Teva Pharmaceutical Industries Ltd. ADR	49,600	2,234,976
		10,079,647
Real estate investment trust (REIT)—2.10%
American Capital Agency Corp.	77,700	2,295,258

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Digital Realty Trust, Inc.[1]	32,500	$2,404,025
		4,699,283
Road & rail—3.43%
Hertz Global Holdings, Inc.*	307,800	4,629,312
Norfolk Southern Corp.	46,200	3,041,346
		7,670,658
Semiconductors & semiconductor equipment—4.47%
Atmel Corp.*	233,500	2,302,310
Broadcom Corp., Class A*	58,200	2,287,260
Intersil Corp., Class A	174,200	1,951,040
Skyworks Solutions, Inc.*	124,900	3,453,485
		9,994,095
Software—3.79%
Adobe Systems, Inc.*	137,600	4,721,056
Symantec Corp.*	199,700	3,734,390
		8,455,446
Textiles, apparel & luxury goods—2.28%
Coach, Inc.	45,100	3,485,328
Ralph Lauren Corp.	9,200	1,603,836
		5,089,164
Wireless telecommunication services—1.67%
MetroPCS Communications, Inc.*	211,100	1,904,122
NII Holdings, Inc.*	99,800	1,827,338
		3,731,460
Total common stocks (cost $184,176,560)		215,735,517

Investment company—1.01%
SPDR S&P 500 ETF Trust (cost $2,251,840)	16,000	2,251,520

Short-term investment—2.23%
Investment company—2.23%
UBS Cash Management Prime Relationship Fund[2] (cost $4,987,679)	4,987,679	4,987,679

Investment of cash collateral from securities loaned—1.44%
UBS Private Money Market Fund LLC[2] (cost $3,208,725)	3,208,725	3,208,725
Total investments—101.27% (cost $194,624,804)		226,183,441
Liabilities, in excess of cash and other assets—(1.27)%		(2,835,231)
Net assets—100.00%		$223,348,210

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,982,967
Gross unrealized depreciation	(6,424,330)
Net unrealized appreciation of investments	$31,558,637

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$215,735,517	$—	$—	$215,735,517
Investment company	2,251,520	—	—	2,251,520
Short-term investment	—	4,987,679	—	4,987,679
Investment of cash collateral from securities loaned	—	3,208,725	—	3,208,725
Total	$217,987,037	$8,196,404	$—	$226,183,441

Portfolio footnotes

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at March 31, 2012.

2                                          The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$3,069,181	$47,674,321	$45,755,823	$4,987,679	$3,448
UBS Private Money Market Fund LLC[a]	10,614,564	49,738,678	57,144,517	3,208,725	453
	$13,683,745	$97,412,999	$102,900,340	$8,196,404	$3,901

a                                         The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Common stocks
Air freight & logistics	1.17%
Airlines	0.42
Auto components	1.20
Biotechnology	6.89
Chemicals	2.09
Commercial banks	1.25
Commercial services & supplies	0.94
Communications equipment	4.76
Computers & peripherals	1.35
Construction & engineering	1.10
Containers & packaging	1.51
Distributors	1.19
Diversified financial services	0.66
Electrical equipment	2.24
Electronic equipment, instruments & components	5.66
Energy equipment & services	3.78
Food & staples retailing	1.95
Food products	1.54
Health care equipment & supplies	4.75
Health care providers & services	5.04
Health care technology	1.53
Hotels, restaurants & leisure	4.12
Household durables	1.49
Internet & catalog retail	0.64
Internet software & services	2.29
Machinery	5.58
Media	1.69
Metals & mining	0.44
Oil, gas & consumable fuels	6.38
Pharmaceuticals	3.40
Real estate investment trust (REIT)	1.28
Road & rail	2.23
Semiconductors & semiconductor equipment	4.86
Software	7.76
Specialty retail	3.78
Textiles, apparel & luxury goods	1.26
Total common stocks	98.22%
Investment company
iShares Russell 2000 Growth Index Fund	0.68
Short-term investment	1.45
Investment of cash collateral from securities loaned	6.84
Total investments	107.19%
Liabilities, in excess of cash and other assets	(7.19)
Net assets	100.00%

1  Figures represent the industry breakdown of direct investments of UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—98.22%
Air freight & logistics—1.17%
Hub Group, Inc., Class A*	48,700	$1,754,661

Airlines—0.42%
Spirit Airlines, Inc.*	31,200	626,184

Auto components—1.20%
Tenneco, Inc.*	48,400	1,798,060

Biotechnology—6.89%
Amarin Corp. PLC ADR*1	59,800	676,936
Ariad Pharmaceuticals, Inc.*	47,700	760,815
Cepheid, Inc.*	61,400	2,568,362
Exact Sciences Corp.*	116,900	1,304,604
Halozyme Therapeutics, Inc.*	80,400	1,025,904
Incyte Corp. Ltd.*1	44,500	858,850
Ironwood Pharmaceuticals, Inc.*	61,100	813,241
Medivation, Inc.*	16,500	1,232,880
Seattle Genetics, Inc.*1	51,400	1,047,532
		10,289,124

Chemicals—2.09%
LSB Industries, Inc.*	37,600	1,463,392
Solutia, Inc.	59,200	1,654,048
		3,117,440

Commercial banks—1.25%
Columbia Banking System, Inc.	34,400	783,632
Webster Financial Corp.	47,700	1,081,359
		1,864,991

Commercial services & supplies—0.94%
Clean Harbors, Inc.*	20,900	1,407,197

Communications equipment—4.76%
Acme Packet, Inc.*	26,400	726,528
Aruba Networks, Inc.*	82,800	1,844,784
Finisar Corp.*	87,721	1,767,578
Polycom, Inc.*	74,100	1,413,087
Procera Networks, Inc.*	8,000	178,880
Riverbed Technology, Inc.*	41,900	1,176,552
		7,107,409

Computers & peripherals—1.35%
Fusion-io, Inc.*	32,500	923,325
OCZ Technology Group, Inc.*1	156,700	1,093,766
		2,017,091
Construction & engineering—1.10%
EMCOR Group, Inc.	59,500	1,649,340

Containers & packaging—1.51%
Rock-Tenn Co., Class A	33,356	2,253,531

Distributors—1.19%
LKQ Corp.*	57,200	1,782,924

Diversified financial services—0.66%
FX Alliance, Inc.*	63,100	989,408

Electrical equipment—2.24%
EnerSys*	51,700	1,791,405
Regal-Beloit Corp.	23,700	1,553,535
		3,344,940

Electronic equipment, instruments & components—5.66%
FARO Technologies, Inc.*	19,600	1,143,268
InvenSense, Inc.*1	83,000	1,502,300
OSI Systems, Inc.*	51,400	3,150,820
Tech Data Corp.*	27,200	1,475,872

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Universal Display Corp.*1	32,200	$1,176,266
		8,448,526

Energy equipment & services—3.78%
Hornbeck Offshore Services, Inc.*	49,600	2,084,688
Key Energy Services, Inc.*	131,400	2,030,130
Pioneer Drilling Co.*	173,600	1,527,680
		5,642,498

Food & staples retailing—1.95%
Susser Holdings Corp.*	38,800	995,996
United Natural Foods, Inc.*	41,000	1,913,060
		2,909,056

Food products—1.54%
Annie’s, Inc.*	13,400	466,856
TreeHouse Foods, Inc.*	30,900	1,838,550
		2,305,406

Health care equipment & supplies—4.75%
HeartWare International, Inc.*1	9,700	637,193
Insulet Corp.*	67,700	1,295,778
ResMed, Inc.*	37,500	1,159,125
Thoratec Corp.*	33,600	1,132,656
Zoll Medical Corp.*	31,000	2,871,530
		7,096,282

Health care providers & services—5.04%
Air Methods Corp.*	18,900	1,649,025
HMS Holdings Corp.*	64,235	2,004,774
IPC The Hospitalist Co., Inc.*	35,200	1,299,232
Mednax, Inc.*	12,500	929,625
PSS World Medical, Inc.*	64,700	1,639,498
		7,522,154

Health care technology—1.53%
SXC Health Solutions Corp.*	21,032	1,576,559
Vocera Communications, Inc.*	30,100	704,340
		2,280,899

Hotels, restaurants & leisure—4.12%
BJ’s Restaurants, Inc.*	28,100	1,414,835
Buffalo Wild Wings, Inc.*	21,200	1,922,628
Panera Bread Co., Class A*	8,400	1,351,728
The Cheesecake Factory, Inc.*	49,700	1,460,683
		6,149,874

Household durables—1.49%
Meritage Homes Corp.*	41,400	1,120,284
Ryland Group, Inc.	57,400	1,106,672
		2,226,956

Internet & catalog retail—0.64%
Shutterfly, Inc.*	30,600	958,698

Internet software & services—2.29%
Demandware, Inc.*	18,700	557,260
ExactTarget, Inc.*	20,400	530,400
Millennial Media, Inc.*	53,500	1,257,250
Yelp, Inc.*1	40,100	1,078,289
		3,423,199

Machinery—5.58%
Chart Industries, Inc.*	37,900	2,779,207
Robbins & Myers, Inc.	42,100	2,191,305
Wabash National Corp.*	151,549	1,568,532
Woodward, Inc.	41,900	1,794,577
		8,333,621

Media—1.69%
Imax Corp.*	103,000	2,517,320

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Metals & mining—0.44%
Steel Dynamics, Inc.	44,700	$649,938
Oil, gas & consumable fuels—6.38%
Approach Resources, Inc.*	57,300	2,117,235
Bonanza Creek Energy, Inc.*1	90,000	1,966,500
Gulfport Energy Corp.*	55,800	1,624,896
SM Energy Co.	36,900	2,611,413
Whiting Petroleum Corp.*	22,400	1,216,320
		9,536,364

Pharmaceuticals—3.40%
Auxilium Pharmaceuticals, Inc.*	39,300	729,801
Nektar Therapeutics*1	62,900	498,168
Questcor Pharmaceuticals, Inc.*1	47,500	1,786,950
ViroPharma, Inc.*	68,600	2,062,802
		5,077,721

Real estate investment trust (REIT)—1.28%
BioMed Realty Trust, Inc.	30,400	576,992
DuPont Fabros Technology, Inc.[1]	31,400	767,730
Franklin Street Properties Corp.	54,200	574,520
		1,919,242

Road & rail—2.23%
Knight Transportation, Inc.	66,000	1,165,560
Landstar System, Inc.	37,500	2,164,500
		3,330,060

Semiconductors & semiconductor equipment—4.86%
Cavium, Inc.*	52,400	1,621,256
Cirrus Logic, Inc.*	52,600	1,251,880
Cymer, Inc.*	25,500	1,275,000
Mellanox Technologies Ltd.*	44,692	1,869,466
Skyworks Solutions, Inc.*	44,700	1,235,955
		7,253,557

Software—7.76%
Factset Research Systems, Inc.	18,600	1,842,144
NICE Systems Ltd. ADR*	45,400	1,784,220
QLIK Technologies, Inc.*	67,900	2,172,800
Synchronoss Technologies, Inc.*	51,700	1,650,264
Taleo Corp., Class A*	43,300	1,988,769
Ultimate Software Group, Inc.*	29,304	2,147,397
		11,585,594

Specialty retail—3.78%
Children’s Place Retail Stores, Inc.*	16,400	847,388
Francesca’s Holdings Corp.*	43,917	1,388,217
The Men’s Wearhouse, Inc.	67,500	2,616,975
Wet Seal, Inc., Class A*	231,200	797,640
		5,650,220

Textiles, apparel & luxury goods—1.26%
PVH Corp.	21,000	1,875,930
Total common stocks (cost $101,282,499)		146,695,415

Investment company—0.68%
iShares Russell 2000 Growth Index Fund[1] (cost $993,625)	10,700	1,020,566

Short-term investment—1.45%
Investment company—1.45%
UBS Cash Management Prime Relationship Fund[2] (cost $2,159,926)	2,159,926	2,159,926

Investment of cash collateral from securities loaned—6.84%
UBS Private Money Market Fund LLC[2] (cost $10,221,960)	10,221,960	10,221,960
Total investments—107.19% (cost $114,658,010)		160,097,867
Liabilities, in excess of cash and other assets—(7.19)%		(10,741,720)
Net assets—100.00%		$149,356,147

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$49,247,183
Gross unrealized depreciation	(3,807,326)
Net unrealized appreciation of investments	$45,439,857

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$146,695,415	$—	$—	$146,695,415
Investment company	1,020,566	—	—	1,020,566
Short-term investment	—	2,159,926	—	2,159,926
Investment of cash collateral from securities loaned	—	10,221,960	—	10,221,960
Total	$147,715,981	$12,381,886	$—	$160,097,867

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	6/30/2011	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$1,436,127	$39,595,170	$38,871,371	$2,159,926	$2,072
UBS Private Money Market Fund LLC[a]	17,143,760	90,111,289	97,033,089	10,221,960	1,747
	$18,579,887	$129,706,459	$135,904,460	$12,381,886	$3,819

a

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Automobiles	0.43%
Beverages	1.35
Building materials	0.27
Capital markets	4.14
Chemicals	0.18
Commercial banks	19.49
Commercial services & supplies	1.85
Communications equipment	0.23
Computers & peripherals	0.62
Consumer finance	0.89
Diversified financial services	11.87
Diversified operations	0.63
Diversified telecommunication services	4.55
Electric utilities	5.24
Energy equipment & services	0.72
Engineering & construction	0.78
Food & staples retailing	1.10
Food products	1.41
Gas utilities	0.72
Health care equipment & supplies	0.39
Health care providers & services	0.06
Independent power producers & energy traders	0.33
Insurance	5.22
Leisure equipment & products	0.27
Media	4.07
Metals & mining	3.60
Multi-utilities	1.25
Oil, gas & consumable fuels	7.00
Pharmaceuticals	1.70
Real estate investment trust (REIT)	0.12
Real estate management & development	0.26
Road & rail	0.79
Thrifts & mortgage finance	0.45
Tobacco	2.81
Transportation	0.25
Water utilities	0.36
Wireless telecommunication services	0.88
Total corporate bonds	86.28%
Collateralized debt obligation	0.00
Mortgage & agency debt securities	0.01
Non-US government obligation	0.62
Total bonds	86.91%
Options purchased	2.78
Investment of cash collateral from securities loaned	0.81
Total investments	90.50%
Cash and other assets, less liabilities	9.50
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification and derivatives exposure was included.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Bonds—86.91%
Corporate bonds—86.28%
Australia—3.36%
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1,2]	$1,990,000		$1,990,307
3.500%, due 03/19/15[1]	1,200,000		1,249,476
National Australia Bank,
2.750%, due 03/09/17	1,750,000		1,741,026
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	2,600,000		2,743,010
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	300,000		326,079
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	900,000	1,284,053
Total Australia corporate bonds			9,333,951

Canada—3.56%
Bank of Montreal,
6.020%, due 05/02/18	CAD	750,000	886,285
Bank of Nova Scotia,
4.100%, due 06/08/17	1,100,000		1,179,943
Barrick Gold Corp.,
2.900%, due 05/30/16		$700,000	730,344
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	750,000	780,528
Canadian Natural Resources Ltd.,
3.450%, due 11/15/21	$500,000		507,030
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	500,000	697,368
Hydro One, Inc.,
5.360%, due 05/20/36	700,000		848,436
Rogers Communications, Inc.,
5.340%, due 03/22/21	200,000		223,765
Royal Bank of Canada,
3.360%, due 01/11/16	250,000		260,008
3.660%, due 01/25/17	1,000,000		1,052,123
Suncor Energy, Inc.,
6.500%, due 06/15/38	$950,000		1,182,159
Teck Resources Ltd.,
3.150%, due 01/15/17	600,000		616,855
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	900,000	921,195
Total Canada corporate bonds			9,886,039

Cayman Islands—2.43%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]	$1,450,000		1,752,137
New York Life Funding,
5.125%, due 02/03/15	GBP	500,000	863,597
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	550,000	753,487
Transocean, Inc.,
6.000%, due 03/15/18	$1,150,000		1,273,071
Vale Overseas Ltd.,
5.625%, due 09/15/19	1,050,000		1,173,400
6.875%, due 11/10/39	800,000		934,496
Total Cayman Islands corporate bonds			6,750,188

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
China—0.14%
Standard Chartered Bank Hong Kong Ltd.,
1.327%, due 04/13/17[3]	$400,000		$395,433

Denmark—0.35%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	600,000	973,823

Finland—0.29%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	560,000	800,308

France—3.09%
Autoroutes du Sud de la France SA,
5.625%, due 07/04/22	750,000		1,161,807
AXA SA,
5.250%, due 04/16/40[3]	1,400,000		1,597,567
Banque PSA Finance SA,
3.875%, due 01/18/13	1,000,000		1,355,079
BNP Paribas SA,
3.500%, due 12/07/16	GBP	350,000	560,700
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	900,000	1,302,274
EDF SA,
6.950%, due 01/26/39[1]	$350,000		415,529
France Telecom SA,
7.250%, due 01/28/13	EUR	350,000	490,425
Societe Generale SA,
2.200%, due 09/14/13[1]	$1,180,000		1,178,192
5.400%, due 01/30/18	GBP	350,000	510,051
Total France corporate bonds			8,571,624

Germany—0.68%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[3]	EUR	1,100,000	1,453,215
RWE AG,
4.625%, due 09/28/15[3,4]	350,000		444,095
Total Germany corporate bonds			1,897,310

Ireland—0.87%
CRH Finance Ltd.,
7.375%, due 05/28/14	500,000		741,316
GE Capital European Funding,
6.025%, due 03/01/38	1,100,000		1,670,463
Total Ireland corporate bonds			2,411,779

Italy—0.31%
Telecom Italia SpA,
7.000%, due 01/20/17	350,000		518,948
7.375%, due 12/15/17	GBP	200,000	337,928
Total Italy corporate bonds			856,876

Japan—0.34%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 02/23/17[1]	$950,000		950,774

Jersey, Channel Islands—0.20%
Gatwick Funding Ltd.,
5.250%, due 01/23/24	GBP	350,000	562,456

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Luxembourg—1.34%
ArcelorMittal,
9.000%, due 02/15/15		$1,300,000	$1,494,823
Enel Finance International SA,
6.000%, due 10/07/39[1]	450,000		408,411
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	750,000	1,263,826
Merck Finanz AG,
3.750%, due 12/07/12	EUR	415,000	563,205
Total Luxembourg corporate bonds			3,730,265

Mexico—0.70%
America Movil SAB de CV,
3.625%, due 03/30/15		$1,150,000	1,215,764
5.000%, due 03/30/20	650,000		722,797
Total Mexico corporate bonds			1,938,561

Netherlands—6.00%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	830,000	1,359,390
Alliander NV,
5.500%, due 04/20/16	EUR	240,000	365,944
Allianz Finance II BV,
5.750%, due 07/08/41[3]	1,300,000		1,640,358
Daimler International Finance BV,
7.875%, due 01/16/14	800,000		1,187,443
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	350,000	665,466
E.ON International Finance BV,
6.000%, due 10/30/19	500,000		956,249
HIT Finance BV,
5.750%, due 03/09/18	EUR	200,000	280,152
ING Bank NV,
3.750%, due 03/07/17[1]		$830,000	822,092
4.000%, due 03/15/16[1]	300,000		303,690
6.125%, due 05/29/23[3]	EUR	90,000	118,780
Linde Finance BV,
7.375%, due 07/14/66[3]	350,000		518,957
Rabobank Nederland NV,
3.875%, due 02/08/22		$5,550,000	5,367,250
Repsol International Finance BV,
4.250%, due 02/12/16	EUR	500,000	678,893
4.750%, due 02/16/17	350,000		483,978
RWE Finance BV,
4.750%, due 01/31/34	GBP	300,000	473,560
Scotland International Finance BV,
4.250%, due 05/23/13[1]		$800,000	803,582
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	EUR	450,000	627,172
Total Netherlands corporate bonds			16,652,956

Netherlands Antilles—0.35%
Teva Pharmaceutical Finance Co. BV,
3.650%, due 11/10/21		$300,000	303,684
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	650,000		657,981
Total Netherlands Antilles corporate bonds			961,665

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Norway—0.23%
DNB Bank ASA,
3.200%, due 04/03/17[1]	$650,000		$652,562

Portugal—0.36%
EDP Finance BV,
3.250%, due 03/16/15	EUR	450,000	535,803
5.375%, due 11/02/12[1]	$457,000		457,229
Total Portugal corporate bonds			993,032

Qatar—0.41%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1,2]	1,050,000		1,148,175

South Korea—0.27%
GS Caltex Corp.,
5.500%, due 10/15/15[5]	700,000		747,600

Spain—2.25%
Banco Santander SA,
4.375%, due 03/16/15	EUR	900,000	1,242,474
BBVA US Senior SAU,
3.250%, due 05/16/14	$850,000		847,431
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	EUR	300,000	420,080
Santander International Debt SAU,
3.381%, due 12/01/15	700,000		907,731
Santander US Debt SAU,
2.991%, due 10/07/13[1]	$200,000		199,048
2.991%, due 10/07/13[5]	200,000		199,048
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	500,000	674,893
5.375%, due 02/02/18	GBP	1,100,000	1,760,330
Total Spain corporate bonds			6,251,035

Sweden—1.74%
Nordea Bank AB,
3.125%, due 03/20/17[1]	$960,000		960,999
4.000%, due 06/29/20	EUR	500,000	705,821
6.250%, due 09/10/18[3]	450,000		621,638
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$1,200,000		1,302,812
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	1,240,000		1,244,511
Total Sweden corporate bonds			4,835,781

Switzerland—1.09%
Credit Suisse AG,
1.625%, due 03/06/15[1]	570,000		571,930
5.400%, due 01/14/20	855,000		880,187
Credit Suisse/London,
5.125%, due 09/18/17	EUR	1,050,000	1,571,554
Total Switzerland corporate bonds			3,023,671

United Kingdom—13.67%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]	$650,000		654,252
Aviva PLC,
5.250%, due 10/02/23[3]	EUR	1,400,000	1,826,942
B.A.T. International Finance PLC,
9.500%, due 11/15/18[1]	$750,000		1,023,050
BAA Funding Ltd.,
6.750%, due 12/03/26	GBP	1,150,000	2,173,413

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
Barclays Bank PLC,
5.750%, due 08/17/21	GBP	450,000	$769,311
BP Capital Markets PLC,
3.561%, due 11/01/21	$280,000		288,321
3.875%, due 03/10/15	700,000		750,745
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	400,000	588,992
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18[1]	$600,000		812,056
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	925,000	1,818,905
Friends Life Group PLC,
8.250%, due 04/21/22	800,000		1,194,416
HSBC Capital Funding LP,
5.369%, due 03/24/14[3,4]	EUR	400,000	488,134
HSBC Holdings PLC,
5.100%, due 04/05/21	$850,000		918,902
6.250%, due 03/19/18	EUR	900,000	1,334,095
6.500%, due 09/15/37	$2,450,000		2,749,596
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	1,200,000	1,737,438
9.000%, due 02/17/22	GBP	650,000	1,414,644
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	1,300,000	1,767,044
Lloyds TSB Bank PLC,
6.500%, due 03/24/20	750,000		870,779
National Express Group PLC,
6.250%, due 01/13/17	GBP	350,000	612,005
Royal Bank of Scotland PLC,
3.400%, due 08/23/13	$1,550,000		1,570,810
4.875%, due 03/16/15	750,000		779,592
5.375%, due 09/30/19	EUR	600,000	814,890
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,4]	GBP	322,000	507,313
Standard Chartered PLC,
3.850%, due 04/27/15[1]	$1,650,000		1,713,492
3.850%, due 04/27/15[5]	620,000		643,858
4.125%, due 01/18/19	EUR	680,000	958,541
Tesco PLC,
6.125%, due 02/24/22	GBP	630,000	1,160,158
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[5]	348,240		573,383
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	600,000		993,148
Vodafone Group PLC,
6.150%, due 02/27/37	$230,000		278,126
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	900,000	1,591,233
Western Power Distribution East Midlands PLC,
5.250%, due 01/17/23	450,000		796,106
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32	400,000		706,858
WPP PLC,
6.625%, due 05/12/16	EUR	700,000	1,085,345
Total United Kingdom corporate bonds			37,965,893

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Face amount	Value
United States—42.25%
Abbott Laboratories,
6.000%, due 04/01/39		$350,000	$437,119
Alcoa, Inc.,
6.150%, due 08/15/20		2,150,000	2,314,423
Allegheny Energy Supply Co. LLC,
5.750%, due 10/15/19[1]		850,000	921,846
Alltel Corp.,
7.875%, due 07/01/32		550,000	786,200
Altria Group, Inc.,
4.750%, due 05/05/21		2,800,000	3,009,812
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	450,000	634,638
American International Group, Inc.,
5.850%, due 01/16/18		$1,250,000	1,359,383
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		1,950,000	2,317,023
7.625%, due 03/15/14		100,000	111,509
Anheuser-Busch InBev Worldwide, Inc.,
5.000%, due 04/15/20		2,150,000	2,480,023
Aristotle Holding, Inc.,
3.900%, due 02/15/22[1]		65,000	65,699
AT&T, Inc.,
3.875%, due 08/15/21		1,225,000	1,295,685
5.550%, due 08/15/41		1,870,000	2,072,751
Bank of America Corp.,
5.650%, due 05/01/18		4,000,000	4,270,008
5.875%, due 02/07/42		420,000	417,736
7.375%, due 05/15/14		2,250,000	2,442,443
Boston Scientific Corp.,
6.000%, due 01/15/20		950,000	1,090,402
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		1,550,000	1,574,741
Cameron International Corp.,
6.375%, due 07/15/18		600,000	708,623
Cargill, Inc.,
3.250%, due 11/15/21[1]		200,000	194,857
CBS Corp.,
3.375%, due 03/01/22		210,000	202,717
8.875%, due 05/15/19		400,000	525,533
Citigroup, Inc.,
6.000%, due 08/15/17		5,500,000	6,115,142
Comcast Corp.,
6.300%, due 11/15/17		2,950,000	3,559,060
ConocoPhillips,
4.600%, due 01/15/15		300,000	330,794
Dell, Inc.,
5.400%, due 09/10/40		650,000	676,779
DirecTV Holdings LLC,
5.000%, due 03/01/21		1,950,000	2,113,410
Dow Chemical Co.,
5.900%, due 02/15/15		450,000	506,562
Duke Energy Corp.,
2.150%, due 11/15/16		500,000	509,672
5.050%, due 09/15/19		250,000	284,545
Energy Transfer Partners LP,
6.050%, due 06/01/41		350,000	353,183
9.700%, due 03/15/19		554,000	708,285
Enterprise Products Operating LLC,
3.200%, due 02/01/16		1,520,000	1,599,330
4.850%, due 08/15/42		650,000	620,854

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]	$625,000	$601,545
ERP Operating LP, REIT,
5.750%, due 06/15/17	300,000	342,179
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21	700,000	785,647
General Electric Capital Corp.,
Series A, 3.750%, due 11/14/14	3,350,000	3,562,852
6.000%, due 08/07/19	800,000	934,208
Series A, 6.750%, due 03/15/32	2,300,000	2,747,916
Georgia Power Co.,
5.400%, due 06/01/40	600,000	686,421
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,100,000	1,453,265
Goldman Sachs Group, Inc.,
4.375%, due 03/16/17	EUR	2,250,000	3,018,980
5.750%, due 01/24/22	$1,370,000	1,409,374
Hasbro, Inc.,
6.350%, due 03/15/40	700,000	758,753
Hewlett-Packard Co.,
2.625%, due 12/09/14	1,010,000	1,042,213
Indiana Michigan Power Co.,
7.000%, due 03/15/19	350,000	428,879
JPMorgan Chase & Co.,
4.500%, due 01/24/22	5,745,000	5,976,748
Kellogg Co.,
1.875%, due 11/17/16	600,000	605,389
Kinder Morgan Energy Partners LP,
6.850%, due 02/15/20	810,000	965,118
6.950%, due 01/15/38	450,000	513,910
Kraft Foods, Inc.,
5.375%, due 02/10/20	2,700,000	3,121,316
MassMutual Global Funding II,
2.000%, due 04/05/17[1]	650,000	647,788
Merck & Co., Inc.,
6.550%, due 09/15/37	950,000	1,298,229
MetLife, Inc.,
5.250%, due 06/29/20	GBP	1,160,000	2,007,121
Morgan Stanley,
4.750%, due 03/22/17	$4,700,000	4,701,565
Motorola Solutions, Inc.,
6.000%, due 11/15/17	550,000	636,738
NBCUniversal Media LLC,
4.375%, due 04/01/21	250,000	267,786
News America, Inc.,
6.200%, due 12/15/34	200,000	221,804
6.900%, due 03/01/19	250,000	304,010
NuStar Logistics LP,
4.800%, due 09/01/20	1,150,000	1,168,409
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32	146,000	175,560
ONEOK Partners LP,
8.625%, due 03/01/19	200,000	257,886
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	650,000	790,123
PacifiCorp,
6.000%, due 01/15/39	1,200,000	1,482,103
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[5]	EUR	950,000	1,302,491

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount	Value
Philip Morris International, Inc.,
4.500%, due 03/20/42	$1,010,000	$996,396
Phillips 66,
4.300%, due 04/01/22[1]	1,045,000	1,062,973
PNC Funding Corp.,
5.125%, due 02/08/20	200,000	226,544
Principal Financial Group, Inc.,
8.875%, due 05/15/19	600,000	765,896
Progress Energy, Inc.,
4.400%, due 01/15/21	400,000	436,538
6.850%, due 04/15/12	190,000	190,424
Prudential Financial, Inc.,
4.500%, due 11/15/20[2]	1,800,000	1,909,690
Republic Services, Inc.,
5.250%, due 11/15/21	1,750,000	1,995,355
Reynolds American, Inc.,
6.750%, due 06/15/17	1,150,000	1,369,947
SABMiller Holdings, Inc.,
2.450%, due 01/15/17[1]	1,250,000	1,265,679
Sempra Energy,
6.000%, due 10/15/39	750,000	900,615
SLM Corp.,
6.250%, due 01/25/16	1,750,000	1,820,000
Southwestern Electric Power Co.,
6.200%, due 03/15/40	250,000	296,044
Time Warner Cable, Inc.,
6.750%, due 06/15/39	300,000	357,700
8.250%, due 04/01/19	1,450,000	1,854,408
Valero Energy Corp.,
6.625%, due 06/15/37	1,400,000	1,523,766
10.500%, due 03/15/39	500,000	744,665
Verizon Communications, Inc.,
4.750%, due 11/01/41	530,000	536,487
6.350%, due 04/01/19	690,000	840,255
Virginia Electric and Power Co.,
8.875%, due 11/15/38	250,000	398,283
Wachovia Corp.,
5.750%, due 02/01/18	2,000,000	2,325,268
Waste Management, Inc.,
6.125%, due 11/30/39	270,000	328,566
7.375%, due 03/11/19	630,000	787,241
WEA Finance LLC,
5.750%, due 09/02/15[1]	650,000	712,927
WellPoint, Inc.,
4.350%, due 08/15/20	100,000	108,240
Wells Fargo & Co.,
2.625%, due 12/15/16	1,450,000	1,482,555
Xcel Energy, Inc.,
4.700%, due 05/15/20	900,000	1,008,198
4.800%, due 09/15/41	270,000	283,456
Total United States corporate bonds		117,355,229
Total corporate bonds (cost $234,326,795)		239,646,986

Collateralized debt obligation—0.00%
Cayman Islands—0.00%
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[1,6,7,8] (cost $8,117,666)	8,000,000	0

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Face amount	Value
Mortgage & agency debt securities—0.01%
United States—0.01%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.716%, due 05/25/36[3]	$172,702		$2
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
5.802%, due 06/25/36[3]		89,810	1
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.882%, due 04/25/35[3]		1,387,721	35,115
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.839%, due 09/25/36[3]		12,183	15
Series 2006-18, Class B1,
6.000%, due 12/26/36		307,671	3
Total mortgage & agency debt securities (cost $355,374)			35,136

Non-US government obligation—0.62%
Germany—0.62%
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26 (cost $1,865,294)	JPY	132,000,000	1,727,267
Total bonds (cost $244,665,129)			241,409,389

		Number of contracts
Options purchased*—2.78%
Call options—2.78%
EURO STOXX 50 Index, strike @ EUR 2,500.00, expires June 2012		841	567,551
S&P 500 Index, strike @ USD 1,375.00, expires June 2012		539	3,072,300
S&P 500 Index, strike @ USD 1,375.00, expires September 2012		517	4,084,300
Total options purchased (cost $6,240,260)			7,724,151

		Shares
Investment of cash collateral from securities loaned—0.81%
UBS Private Money Market Fund LLC[9] (cost $2,253,318)		2,253,318	2,253,318
Total investments—90.50% (cost $253,158,707)			251,386,858
Cash and other assets, less liabilities—9.50%			26,373,374
Net assets—100.00%			$277,760,232

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,230,887
Gross unrealized depreciation	(10,002,736)
Net unrealized depreciation of investments	$(1,771,849)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CAD	7,255,000	USD	7,345,958	06/08/12	$82,655
GSI	USD	19,074,885	MXN	246,190,000	06/08/12	45,620
HSBC	EUR	48,900,000	USD	65,445,462	06/08/12	205,039
HSBC	HUF	1,301,950,000	USD	5,955,085	06/08/12	111,113
HSBC	NZD	29,285,000	USD	24,408,169	06/08/12	542,477
JPMCB	CNY	14,300,000	USD	2,273,450	06/08/12	5,373
JPMCB	JPY	466,123,440	USD	5,640,000	06/08/12	5,068
JPMCB	MXN	17,750,000	USD	1,385,312	06/08/12	6,747
JPMCB	USD	5,940,000	CNY	37,867,500	04/19/12	71,067
JPMCB	USD	4,047,236	EUR	3,060,000	06/08/12	35,294
JPMCB	USD	2,050,477	JPY	165,300,000	06/08/12	(52,177)
JPMCB	USD	6,344,518	KRW	7,132,000,000	06/08/12	(81,118)
JPMCB	USD	7,098,039	MYR	21,369,000	06/08/12	(154,345)
JPMCB	USD	125,453	NOK	700,000	06/08/12	(2,852)
JPMCB	USD	2,980,877	SEK	19,650,000	06/08/12	(18,599)
SSB	AUD	30,685,000	USD	32,670,013	06/08/12	1,123,104
SSB	GBP	17,000,000	USD	27,037,990	06/08/12	(140,862)
SSB	JPY	280,500,000	USD	3,345,978	06/08/12	(44,966)
SSB	USD	5,978,102	PLN	18,635,000	06/08/12	(27,049)
Net unrealized appreciation on forward foreign currency contracts						$1,711,589

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 15 contracts (USD)	June 2012	$2,133,774	$2,066,250	$(67,524)
5 Year US Treasury Notes, 147 contracts (USD)	June 2012	18,123,730	18,013,242	(110,488)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 291 contracts (USD)	June 2012	(38,206,741)	(37,679,953)	526,788
Index futures buy contracts:
DAX Index, 95 contracts (EUR)	June 2012	22,123,859	22,049,228	(74,631)
Dow Jones Euro STOXX 50 Index, 429 contracts (EUR)	June 2012	14,134,789	13,783,269	(351,520)
NIKKEI 225 Index, 237 contracts (JPY)	June 2012	27,695,177	28,891,265	1,196,088
Index futures sell contracts:
IBEX 35 Index, 195 contracts (EUR)	April 2012	(21,319,526)	(20,604,164)	715,362
MSCI Taiwan Index, 998 contracts (USD)	April 2012	(28,448,210)	(28,173,540)	274,670
Interest rate futures buy contracts:
Euro-Bobl, 41 contracts (EUR)	June 2012	6,786,607	6,786,546	(61)
Euro-Bund, 14 contracts (EUR)	June 2012	2,586,691	2,585,857	(834)
Interest rate futures sell contracts:
Euro-Buxl, 5 contracts (EUR)	June 2012	(840,422)	(845,299)	(4,877)
Japanese 10 Year Bond, 4 contracts (JPY)	June 2012	(6,882,674)	(6,862,873)	19,801
Long Gilt, 28 contracts (GBP)	June 2012	(5,143,946)	(5,128,445)	15,501
Net unrealized appreciation on futures contracts				$2,138,275

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
EURO STOXX 50 Index, 841 contracts, strike @ EUR 2,700.00	June 2012	$300,281	$(79,637)
S&P 500 Index, 517 contracts, strike @ USD 1,475.00	September 2012	1,187,549	(1,395,900)
Total options written		$1,487,830	$(1,475,537)

Written option activity for the period ended March 31, 2012 was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2011	5,807	$2,186,107
Options written	6,378	10,085,530
Options terminated in closing purchase transactions	(10,827)	(10,783,807)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2012	1,358	$1,487,830

Swaption & Foreign exchange option activity for the period ended March 31, 2012 was as follows:

Swaptions & Foreign exchange options outstanding at June 30, 2011	$968,439
Swaptions & Foreign exchange options written	32,799
Swaptions & Foreign exchange options terminated in closing purchase transactions	(933,023)
Swaptions & Foreign exchange options expired prior to exercise	(68,215)
Swaptions & Foreign exchange options outstanding at March 31, 2012	$—

Interest rate swap agreements

Counterparty	Notional amount (000)		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600	11/01/21	2.698%	6 month EURIBOR	$—	$(1,850,010)	$(1,850,010)
GSI	EUR	31,200	06/21/21	6 month EURIBOR	3.325%	—	4,739,036	4,739,036
						$—	$2,889,026	$2,889,026

Credit default swaps on credit indices—buy protection11

Counterparty	Referenced Index[12]	Notional amount (000)		Termination date	Payments made by the Fund[10]	Upfront payments made	Value	Unrealized appreciation
JPMCB	iTraxx Europe Series 17 Index	EUR	3,800	06/20/17	1.000%	$(191,308)	$280,753	$89,445

Credit default swaps on corporate issues—buy protection11

Counterparty	Referenced Obligation[12]	Notional amount (000)		Termination date	Payments made by the Fund[10]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)
BB	Marks & Spencer PLC bond, 5.625%, due 03/24/14	EUR	465	03/20/17	1.000%	$(42,418)	$13,264	$(29,154)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	565	06/20/17	1.000	(13,528)	11,238	(2,290)
BB	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	710	03/20/17	1.000	13,606	(16,160)	(2,554)
BB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	640	03/20/17	1.000	5,129	(10,302)	(5,173)
CSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	630	06/20/17	1.000	17,803	(16,848)	955
DB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	610	03/20/17	1.000	4,597	(9,819)	(5,222)
DB	Morgan Stanley & Co., Inc. bond, 6.600%, due 04/01/12.	USD	1,870	03/20/17	1.000	(202,860)	169,110	(33,750)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	390	06/20/17	1.000	(9,580)	7,758	(1,822)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	560	03/20/17	1.000	11,278	(12,746)	(1,468)
GSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	630	06/20/17	1.000	14,970	(15,672)	(702)
JPMCB	Banco Santander SA bond, 3.214%, 08/09/13	EUR	800	12/20/16	3.000	(35,850)	24,202	(11,648)
JPMCB	Intesa Sanpaolo SpA bond, 4.750%, 06/15/17	EUR	990	03/20/17	3.000	(23,286)	25,479	2,193
JPMCB	Metro AG bond, 7.625%, due 03/05/15	EUR	495	06/20/17	1.000	(20,949)	16,663	(4,286)
JPMCB	Carrefour SA bond, 4.375%, due 11/02/16	EUR	495	06/20/17	1.000	(22,292)	18,659	(3,633)
						$(303,380)	$204,826	$(98,554)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

Credit default swaps on credit indices—sell protection13

Counterparty	Referenced Index[12]	Notional amount (000)		Termination date	Payments received by the Fund[10]	Upfront payments made	Value	Unrealized depreciation	Credit spread[14]
GSI	CDX.NA.HY.Series 16 Index	USD	32,300	06/20/16	5.000%	$(856,847)	$43,924	$(812,923)	5.003%

Credit default swaps on corporate and sovereign issues—sell protection13

Counterparty	Referenced Obligation[12]	Notional amount (000)		Termination date	Payments received by the Fund[10]	Upfront payments received/ (made)	Value	Unrealized appreciation	Credit spread[14]

BB	RWE AG bond, 5.750%, due 02/14/33	EUR	950	06/20/17	1.000%	$4,358	$7,290	$11,648	0.890%
BB	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	710	03/20/17	1.000	(15,340)	16,993	1,653	0.513
BB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	640	03/20/17	1.000	(5,129)	12,429	7,300	0.605
DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	610	03/20/17	1.000	(4,597)	11,846	7,249	0.605
GSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	560	03/20/17	1.000	(12,647)	13,403	756	0.513
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	630	06/20/17	1.000	35,470	(34,445)	1,025	2.140
JPMCB	Republic of Italy bond, 6.875%, due 09/27/23	USD	1,460	03/20/17	1.000	189,265	(177,796)	11,469	3.856
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	630	06/20/17	1.000	34,909	(34,445)	464	2.140
						$226,289	$(184,725)	$41,564

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$239,646,986	$—	$239,646,986
Collateralized debt obligation	—	—	0	0
Mortgage & agency debt securities	—	35,136	—	35,136
Non-US government obligation	—	1,727,267	—	1,727,267
Options purchased	7,724,151	—	—	7,724,151
Investment of cash collateral from securities loaned	—	2,253,318	—	2,253,318
Forward foreign currency contracts	—	1,711,589	—	1,711,589
Futures contracts	2,138,275	—	—	2,138,275
Options written	(1,475,537)	—	—	(1,475,537)
Swap Agreements	—	3,233,804	—	3,233,804
Total	$8,386,889	$248,608,100	$0	$256,994,989

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stock sold short	Asset-backed security	Collateralized debt obligations	Total
Assets
Beginning balance	$(3,975)	$806,900	$3,229,737	$4,032,662
Purchases	246	—	—	246
Issuances	—	—	—	—
Sales	—	(795,000)	(3,056,398)	(3,851,398)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	2,418	(2,844)	(426)
Total realized gain (loss)	19,369	62,831	(8,583,792)	(8,501,592)
Change in net unrealized appreciation/depreciation	(15,640)	(77,149)	8,413,297	8,320,508
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	$—	$—	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $2,531.

Portfolio footnotes

*                           Non-income producing security.

1                            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $26,413,699 or 9.51% of net assets.

2                            Security, or portion thereof, was on loan at March 31, 2012.

3                            Variable or floating rate security—The interest rate shown is the current rate as of March 31, 2012 and changes periodically.

4                            Perpetual bond security. The maturity date reflects the next call date.

5                            Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of these securities amounted to $3,466,380 or 1.25% of net assets.

6                            Holding is illiquid. At March 31, 2012, the value of this security amounted to $0 or 0.00% of net assets.

7                            Security is in default.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2012 (unaudited)

8                            This security, which represents 0.00% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/12	Value as a percentage of net assets
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	$8,138,056	2.93%	$0	0.00%

9                            The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$45,918,039	$301,904,798	$347,822,837	$—	$—	$—	$41,555
UBS Private Money Market Fund LLC[a]	8,124,287	19,258,892	25,129,861	—	—	2,253,318	261
UBS Global Corporate Bond Relationship Fund	—	47,664,000	47,147,023	(516,977)	—	—	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	7,694,043	—	7,792,467	2,841,883	(2,743,459)	—	—
UBS U.S. Equity Alpha Relationship Fund	38,923,054	—	38,614,590	11,130,209	(11,438,673)	—	—
	$100,659,423	$368,827,690	$466,506,778	$13,455,115	$(14,182,132)	$2,253,318	$41,816

a                              The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

10                      Payments made or received are based on the notional amount.

11                      If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12                      Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

13                      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14                      Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.49%
Airlines	0.19
Auto components	0.41
Automobiles	0.69
Beverages	0.63
Biotechnology	0.60
Building products	0.21
Capital markets	0.51
Chemicals	1.32
Commercial banks	2.26
Communications equipment	0.75
Computers & peripherals	2.20
Construction & engineering	0.25
Construction materials	0.26
Containers & packaging	0.04
Distributors	0.00 [2]
Diversified financial services	0.52
Diversified telecommunication services	0.39
Electric utilities	0.69
Electrical equipment	0.37
Electronic equipment, instruments & components	0.10
Energy equipment & services	0.84
Food & staples retailing	0.91
Food products	0.71
Gas utilities	0.22
Health care equipment & supplies	0.10
Health care providers & services	0.73
Hotels, restaurants & leisure	1.04
Household durables	0.04
Household products	0.08
Independent power producers & energy traders	0.03
Industrial conglomerates	0.61
Insurance	1.34
Internet & catalog retail	1.01
Internet software & services	1.22
IT services	1.01
Leisure equipment & products	0.19
Life sciences tools & services	0.37
Machinery	0.87
Media	0.76
Metals & mining	0.81
Multiline retail	0.51
Multi-utilities	0.06
Oil, gas & consumable fuels	2.64
Personal products	0.62
Pharmaceuticals	1.51
Professional services	0.21
Real estate investment trust (REIT)	0.22
Real estate management & development	0.32
Road & rail	0.33
Semiconductors & semiconductor equipment	0.88
Software	1.13
Specialty retail	0.11
Textiles, apparel & luxury goods	0.86
Tobacco	0.56
Trading companies & distributors	0.50
Transportation infrastructure	0.03
Wireless telecommunication services	0.91
Total common stocks	37.17%

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Preferred stock	0.17%
Bonds
Corporate bond
Diversified financial services	0.09%
Mortgage & agency debt securities	0.14
US government obligations	4.58
Non-US government obligations	9.16
Total bonds	13.97%
Investment companies
UBS Credit Bond Relationship Fund	10.31
UBS Emerging Markets Equity Relationship Fund	6.13
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	4.75
UBS Global Corporate Bond Relationship Fund	6.16
UBS High Yield Relationship Fund	5.19
UBS Small-Cap Equity Relationship Fund	2.13
Vanguard MSCI EAFE ETF	2.09
Total investment companies	36.76%
Right	0.00 [2]
Warrants	0.12
Short-term investment	10.25
Options purchased	0.20
Investment of cash collateral from securities loaned	1.83
Total investments	100.47%
Liabilities, in excess of cash and other assets	(0.47)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

2 Amount represents less than 0.005%.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—37.17%
Argentina—0.13%
MercadoLibre, Inc.	13,500	$1,320,165

Australia—0.68%
National Australia Bank Ltd.	97,993	2,497,049
Orica Ltd.[1]	85,514	2,477,573
Westfield Group	181,503	1,660,127
Total Australia common stocks		6,634,749

Belgium—0.31%
Anheuser-Busch InBev NV	41,345	3,020,669

Brazil—0.25%
AES Tiete SA, Preference shares	17,600	268,032
Banco Bradesco SA ADR	13,564	237,370
CCR SA NPV	36,600	296,337
Cia de Bebidas das Americas ADR	3,100	128,092
Cia Hering	7,600	196,302
Cosan Ltd., Class A	15,000	222,750
Gerdau SA ADR	12,900	124,227
Itau Unibanco Holding SA ADR	18,300	351,177
Odontoprev SA	9,900	168,123
OGX Petroleo e Gas Participacoes SA*	41,300	341,631
Redecard SA	7,700	149,533
Total Brazil common stocks		2,483,574

Canada—1.32%
Canadian Oil Sands Ltd.	79,900	1,685,394
Petrobank Energy & Resources Ltd.*	110,200	1,747,821
Petrominerales Ltd.[1]	78,958	1,468,415
Royal Bank of Canada	59,800	3,465,876
Suncor Energy, Inc.	87,100	2,845,846
Teck Resources Ltd., Class B	49,200	1,756,491
Total Canada common stocks		12,969,843

China—1.76%
Agile Property Holdings Ltd.	238,000	274,608
AIA Group Ltd.	648,917	2,377,383
Baidu, Inc. ADR*	24,000	3,498,480
Brilliance China Automotive Holdings Ltd.* 1	452,000	488,929
China Liansu Group Holdings Ltd.	571,000	360,296
China Lumena New Materials Corp.	1,670,000	298,923
CNOOC Ltd.	230,000	472,703
Dongfeng Motor Group Co., Ltd., H Shares	156,000	281,644
Dongyue Group[1]	290,000	266,639
Haier Electronics Group Co., Ltd.*	188,000	213,044
Industrial & Commercial Bank of China, H Shares	441,000	284,514
Jardine Matheson Holdings Ltd.	45,200	2,260,000
Melco Crown Entertainment Ltd. ADR* 1	75,600	1,028,916
MIE Holdings Corp.	251,567	81,960
New World Development Co., Ltd.	1,646,000	1,977,604
PetroChina Co., Ltd., H Shares	308,000	435,493
Sina Corp.* 1	27,200	1,768,000
Skyworth Digital Holdings Ltd.[1]	476,000	222,506
Sohu.com, Inc.* 1	5,267	290,580
Tencent Holdings Ltd.	9,600	267,767
Xingda International Holdings Ltd.[1]	281,000	128,458
Total China common stocks		17,278,447

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Cyprus—0.01%
Globaltrans Investment PLC GDR[2]	7,889	$134,902

Denmark—0.22%
FLSmidth & Co. A/S1	31,034	2,178,137

Finland—0.30%
Sampo Oyj, Class A	100,143	2,894,261

France—0.72%
BNP Paribas SA	38,353	1,819,711
Carrefour SA	136,173	3,264,510
Schneider Electric SA	30,332	1,981,831
Total France common stocks		7,066,052

Germany—2.17%
Beiersdorf AG	35,968	2,346,958
Deutsche Bank AG	60,192	2,994,774
E.ON AG	103,088	2,469,293
Fresenius Medical Care AG & Co. KGaA	34,613	2,453,121
HeidelbergCement AG	36,070	2,183,316
Infineon Technologies AG	231,842	2,370,386
MAN SE	15,539	2,068,913
Metro AG	38,328	1,481,912
SAP AG	41,773	2,917,114
Total Germany common stocks		21,285,787

India—0.12%
ICICI Bank Ltd. ADR	16,000	557,920
Tata Motors Ltd. ADR[1]	23,000	620,310
Total India common stocks		1,178,230

Indonesia—0.12%
Alam Sutera Realty Tbk PT	6,377,500	432,420
Astra International Tbk PT	14,000	113,222
Bank Rakyat Indonesia Persero Tbk PT	479,500	364,450
Harum Energy Tbk PT	270,500	241,095
Total Indonesia common stocks		1,151,187

Ireland—0.16%
Ryanair Holdings PLC ADR*	44,500	1,614,460

Israel—0.23%
Teva Pharmaceutical Industries Ltd. ADR	50,616	2,280,757

Italy—0.29%
Fiat Industrial SpA*	265,974	2,837,836

Japan—2.93%
Asahi Glass Co., Ltd.	202,000	1,713,229
Bridgestone Corp.	88,600	2,147,295
ITOCHU Corp.	278,400	3,037,274
KDDI Corp.[1]	242	1,567,138
Mitsubishi Corp.	79,600	1,846,466
Mitsubishi UFJ Financial Group, Inc.[1]	549,300	2,734,223
ORIX Corp.[1]	16,010	1,528,078
Sankyo Co., Ltd.	38,200	1,873,771
Shin-Etsu Chemical Co., Ltd.	43,800	2,529,467
THK Co., Ltd.	77,700	1,579,909
Tokio Marine Holdings, Inc.	97,000	2,661,435
Tokyo Gas Co., Ltd.[1]	448,000	2,110,910
Toyota Motor Corp.	77,800	3,355,636
Total Japan common stocks		28,684,831

Luxembourg—0.13%
ArcelorMittal	68,833	1,315,531

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Malaysia—0.03%
Axiata Group Bhd	169,200	$287,201

Mexico—0.04%
Fomento Economico Mexicano SAB de CV ADR	2,600	213,902
Wal-Mart de Mexico SAB de CV	45,000	151,456
Total Mexico common stocks		365,358

Netherlands—0.59%
Heineken NV	50,630	2,814,114
Koninklijke DSM NV	23,446	1,356,646
Wolters Kluwer NV	84,401	1,598,432
Total Netherlands common stocks		5,769,192

Norway—0.67%
Statoil ASA	101,509	2,755,747
Telenor ASA	208,170	3,860,179
Total Norway common stocks		6,615,926

Philippines—0.13%
Alliance Global Group, Inc.	1,536,000	450,765
Megaworld Corp.	6,379,000	291,204
Metropolitan Bank & Trust	243,962	496,334
Total Philippines common stocks		1,238,303

Russia—0.04%
Gazprom OAO ADR	11,002	134,679
Lukoil OAO ADR	4,163	253,110
Total Russia common stocks		387,789

Singapore—0.05%
DBS Group Holdings Ltd.	39,089	440,939

South Africa—0.10%
Imperial Holdings Ltd.	1,553	31,380
Life Healthcare Group Holdings Ltd.	81,827	266,677
Mr. Price Group Ltd.	11,632	143,053
Sasol Ltd.	4,830	233,283
Shoprite Holdings Ltd.[1]	17,303	309,699
Total South Africa common stocks		984,092

South Korea—0.60%
Cheil Industries, Inc.	4,687	396,288
Daelim Industrial Co., Ltd.	1,895	204,878
Hynix Semiconductor, Inc.*	36,200	934,513
Hyundai Mobis	1,383	349,702
Hyundai Motor Co.	4,733	973,292
KIWOOM Securities Co., Ltd.*	5,943	372,405
LG Chem Ltd.	596	194,625
NHN Corp.	3,655	838,710
Samsung Electro-Mechanics Co., Ltd.	3,410	300,657
Samsung Electronics Co., Ltd.	1,020	1,147,787
SK Innovation Co., Ltd.	1,243	181,560
Total South Korea common stocks		5,894,417

Spain—0.12%
Acciona SA	17,288	1,207,265

Switzerland—1.23%
Nestle SA	79,641	5,011,198
Novartis AG	90,971	5,034,797
SGS SA	1,036	2,015,305
Total Switzerland common stocks		12,061,300

Taiwan—0.24%
Catcher Technology Co., Ltd.	30,000	211,930
Chinatrust Financial Holding Co., Ltd.	267,535	168,147
Epistar Corp.	108,000	275,539

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
HON HAI Precision Industry Co., Ltd.	100,000	$387,945
Largan Precision Co., Ltd.	18,000	353,724
Taishin Financial Holding Co., Ltd.	498,900	199,462
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,000	550,080
Uni-President Enterprises Corp.	176,176	243,839
Total Taiwan common stocks		2,390,666

Thailand—0.12%
Bangkok Bank PCL	37,600	236,447
Italian-Thai Development PCL	521,800	59,876
LPN Development PCL NVDR	292,700	147,062
PTT PCL	11,800	135,403
Sri Trang Agro-Industry PCL	401,900	272,276
Tisco Financial Group PCL	229,600	308,862
Total Thailand common stocks		1,159,926

Turkey—0.03%
Turk Hava Yollari*	178,173	259,917

United Kingdom—3.33%
Admiral Group PLC	107,421	2,039,502
Barclays PLC	542,233	2,040,327
BP PLC	717,224	5,306,373
Ensco PLC ADR	7,600	402,268
HSBC Holdings PLC	439,892	3,903,613
Imperial Tobacco Group PLC	106,429	4,315,411
Prudential PLC	169,548	2,027,160
Rio Tinto PLC	37,339	2,058,080
Sage Group PLC	489,025	2,340,329
SSE PLC	88,485	1,880,957
Vodafone Group PLC	1,329,046	3,660,643
Xstrata PLC	154,434	2,638,144
Total United Kingdom common stocks		32,612,807

United States—18.00%
Acorda Therapeutics, Inc.*	17,400	461,970
Adobe Systems, Inc.*	36,900	1,266,039
Agilent Technologies, Inc.	70,400	3,133,504
Alexion Pharmaceuticals, Inc.*	3,200	297,152
Allergan, Inc.	43,700	4,170,291
Alnylam Pharmaceuticals, Inc.*	13,400	148,338
Amazon.com, Inc.*	27,900	5,650,029
American Capital Agency Corp.	16,500	487,410
Amylin Pharmaceuticals, Inc.*	17,700	441,792
Apple, Inc.*	22,800	13,667,916
Atmel Corp.*	54,600	538,356
Baker Hughes, Inc.	28,100	1,178,514
Baxter International, Inc.	8,700	520,086
Biogen Idec, Inc.*	15,900	2,002,923
Bio-Rad Laboratories, Inc., Class A*	3,100	321,439
Boeing Co.	12,900	959,373
Broadcom Corp., Class A*	47,100	1,851,030
Bruker Corp.*	11,900	182,189
Bunge Ltd.	8,800	602,272
Cabot Oil & Gas Corp.	38,300	1,193,811
Celanese Corp., Series A	10,800	498,744
Chipotle Mexican Grill, Inc.*	4,100	1,713,800
Citigroup, Inc.	42,920	1,568,726
CME Group, Inc.	2,200	636,526
Coach, Inc.	15,200	1,174,656
Colgate-Palmolive Co.	7,800	762,684
Comcast Corp., Class A	89,900	2,697,899

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Concho Resources, Inc.*	18,700	$1,908,896
Crown Castle International Corp.*	43,100	2,298,954
Cummins, Inc.	10,200	1,224,408
CVS Caremark Corp.	83,200	3,727,360
Danaher Corp.	57,300	3,208,800
Discovery Communications, Inc., Class A*	36,600	1,851,960
Dollar General Corp.*	69,000	3,187,800
Dow Chemical Co.	22,500	779,400
Edison International	17,200	731,172
EMC Corp.*	108,900	3,253,932
EOG Resources, Inc.	19,500	2,166,450
EQT Corp.	13,800	665,298
Estee Lauder Cos., Inc., Class A	60,900	3,772,146
Express Scripts, Inc.*	45,400	2,459,772
Fidelity National Information Services, Inc.	27,000	894,240
FMC Corp.	13,900	1,471,454
FMC Technologies, Inc.*	48,900	2,465,538
General Dynamics Corp.	16,200	1,188,756
General Motors Co.*	40,100	1,028,565
Gilead Sciences, Inc.*	49,700	2,427,845
Google, Inc., Class A*	6,300	4,039,812
Halliburton Co.	10,700	355,133
HCA Holdings, Inc.	16,800	415,632
Hertz Global Holdings, Inc.*	84,400	1,269,376
Hess Corp.	14,700	866,565
Hewlett-Packard Co.	25,300	602,899
Home Depot, Inc.	13,000	654,030
Hospira, Inc.*	12,600	471,114
Illinois Tool Works, Inc.	14,900	851,088
Intersil Corp., Class A	33,900	379,680
Invesco Ltd.	20,200	538,734
Johnson Controls, Inc.	35,200	1,143,296
JPMorgan Chase & Co.	28,900	1,328,822
Juniper Networks, Inc.*	23,900	546,832
Kohl’s Corp.	17,100	855,513
Kraft Foods, Inc., Class A	25,400	965,454
Las Vegas Sands Corp.	71,200	4,098,984
Lenovo Group Ltd.	318,000	286,241
Lincoln National Corp.	20,800	548,288
Macy’s, Inc.	22,400	889,952
Martin Marietta Materials, Inc.[1]	4,600	393,898
MasterCard, Inc., Class A	4,300	1,808,322
McDermott International, Inc.*	57,600	737,856
McDonald’s Corp.	28,700	2,815,470
McKesson Corp.	5,500	482,735
Medtronic, Inc.	13,500	529,065
Merck & Co., Inc.	20,900	802,560
MetLife, Inc.	13,700	511,695
MetroPCS Communications, Inc.*	69,200	624,184
Morgan Stanley	50,300	987,892
NetApp, Inc.*	82,100	3,675,617
NextEra Energy, Inc.	9,100	555,828
NII Holdings, Inc.*	34,000	622,540
NIKE, Inc., Class B	32,500	3,524,300
Noble Corp.*	22,700	850,569
Norfolk Southern Corp.	8,400	552,972
Peabody Energy Corp.	12,100	350,416
PG&E Corp.	12,600	546,966
Philip Morris International, Inc.	13,200	1,169,652
Priceline.com, Inc.*	5,900	4,233,250

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
QUALCOMM, Inc.	67,000	$4,557,340
Ralph Lauren Corp.	21,500	3,748,095
Riverbed Technology, Inc.*	79,200	2,223,936
Rock-Tenn Co., Class A	6,500	439,140
Roper Industries, Inc.	17,100	1,695,636
Salesforce.com, Inc.*	23,000	3,553,730
Schlumberger Ltd.	31,000	2,167,830
ServiceSource International, Inc.*1	33,000	510,840
Sherwin-Williams Co.	24,100	2,618,947
Skyworks Solutions, Inc.*	22,600	624,890
Starbucks Corp.	10,400	581,256
Symantec Corp.*	54,100	1,011,670
Teradata Corp.*	19,600	1,335,740
Time Warner, Inc.	17,600	664,400
Ultra Petroleum Corp.*	22,200	502,386
Union Pacific Corp.	12,300	1,322,004
United Technologies Corp.	32,400	2,687,256
UnitedHealth Group, Inc.	14,700	866,418
US Bancorp	20,600	652,608
Viacom, Inc., Class B	11,500	545,790
Visa, Inc., Class A	44,000	5,192,000
Watson Pharmaceuticals, Inc.*	30,800	2,065,448
Wells Fargo & Co.	35,000	1,194,900
Total United States common stocks		176,485,707
Total common stocks (cost $323,242,102)		364,490,223

Preferred stock—0.17%
Germany—0.17%
Volkswagen AG, Preference shares
Total preferred stocks (cost $1,627,220)	9,522	1,674,428

	Face amount
Bonds—13.97%
Corporate bond—0.09%
Austria—0.09%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14 (cost $857,123)	EUR	635,000	888,330

Mortgage & agency debt securities—0.14%
United States—0.14%
Federal Home Loan Mortgage Corp. Gold Pools,[3]
#G00194, 7.500%,due 02/01/24	$52,966		61,829
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	1,065,936		1,255,642
Total mortgage & agency debt securities (cost $1,168,417)			1,317,471

US government obligations—4.58%
US Treasury Bonds,
3.125%, due 11/15/41	1,905,000		1,827,312

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Face amount	Value
3.750%, due 08/15/41	$2,020,000		$2,183,810
5.375%, due 02/15/31[1]		2,000,000	2,690,000
6.250%, due 08/15/23[1]		1,500,000	2,077,500
8.000%, due 11/15/21		1,960,000	2,977,209
US Treasury Notes,
0.250%, due 02/28/14[1]		14,865,000	14,842,940
0.875%, due 01/31/17[1]		1,880,000	1,868,397
0.875%, due 02/28/17[1]		5,600,000	5,560,626
2.000%, due 02/15/22		955,000	936,646
2.500%, due 04/30/15[1]		4,225,000	4,474,537
3.125%, due 04/30/17[1]		5,000,000	5,506,250
Total US government obligations (cost $43,820,717)			44,945,227

Non-US government obligations—9.16%
Australia—0.45%
Government of Australia,
5.750%, due 05/15/21	AUD	3,770,000	4,425,594

Finland—0.46%
Government of Finland,
4.375%, due 07/04/19	EUR	2,877,000	4,471,320

France—0.65%
Government of France,
3.750%, due 04/25/21		2,525,000	3,627,570
4.500%, due 04/25/41		1,780,000	2,725,336
			6,352,906

Germany—4.65%
Bundesobligation,
2.250%, due 04/11/14		3,910,000	5,430,382
2.250%, due 04/10/15		830,000	1,169,681
4.000%, due 10/11/13		4,300,000	6,065,814
Bundesrepublik Deutschland,
3.250%, due 07/04/21		9,025,000	13,611,035
4.000%, due 07/04/16		5,325,000	8,097,646
4.000%, due 01/04/37		5,320,000	9,019,880
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		970,000	1,349,186
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		600,000	839,179
			45,582,803

Italy—0.84%
Buoni Poliennali Del Tesoro,
4.250%, due 02/01/19		6,265,000	8,224,447

Netherlands—0.36%
Government of the Netherlands,
3.250%, due 07/15/21		2,460,000	3,565,717

Spain—0.42%
Kingdom of Spain,
4.800%, due 01/31/24		3,295,000	4,077,212

United Kingdom—1.33%
UK Gilts,
3.750%, due 09/07/21	GBP	4,865,000	8,873,321
4.250%, due 12/07/49		1,105,000	2,087,338
4.750%, due 12/07/38		1,060,000	2,129,850
			13,090,509
Total Non-US government obligations (cost $87,555,563)			89,790,508
Total bonds (cost $133,401,820)			$136,941,536

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Investment companies—36.76%
UBS Credit Bond Relationship Fund*4	6,468,762	101,115,807
UBS Emerging Markets Equity Relationship Fund*4	1,577,534	60,104,979
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*4	3,571,959	46,499,758
UBS Global Corporate Bond Relationship Fund*4	5,199,018	60,421,950
UBS High Yield Relationship Fund*4	1,777,437	50,908,294
UBS Small-Cap Equity Relationship Fund*4	344,151	20,892,981
Vanguard MSCI EAFE ETF[1]	602,000	20,486,060
Total investment companies (cost $287,235,525)		360,429,829

Number of rights
Rights—0.00%[5]
Taiwan—0.00%[5]
Chinatrust Financial Holding Co., Ltd., expires 04/03/12*6,7 (cost $0)	12,731	970

	Number of warrants
Warrants—0.12%
India—0.02%
Housing Development & Infrastructure Ltd., strike @ USD 0.00001, expires 07/06/17*	72,684	122,198

Russia—0.10%
Sberbank of Russia, strike @ USD 0.00001, expires 11/05/12*	309,012	998,106
Total warrants (cost $1,076,679)		1,120,304

Shares
Short-term investment—10.25%
Investment company—10.25%
UBS Cash Management Prime Relationship Fund[4] (cost $100,543,490)	100,543,490	100,543,490

Number of contracts
Options purchased*—0.20%
Put option—0.20%
S&P 500 Index, strike @ USD 1,250.00, expires June 2012 (cost $5,541,485)	2,386	1,968,450

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Investment of cash collateral from securities loaned—1.83%
UBS Private Money Market Fund LLC,[4] (cost $17,966,631)	17,966,631	$17,966,631
Total investments—100.47% (cost $870,634,952)		985,135,861
Liabilities, in excess of cash and other assets—(0.47)%		(4,588,382)
Net assets—100.00%		$980,547,479

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$127,213,200
Gross unrealized depreciation	(12,712,291)
Net unrealized appreciation of investments	$114,500,909

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	35,654,346	MXN	463,970,000	06/20/12	$342,350
BB	USD	11,772,407	SEK	77,840,000	06/20/12	(43,029)
CSI	USD	13,314,726	PLN	41,980,000	06/20/12	75,416
GSI	HUF	2,326,150,000	USD	10,499,436	06/20/12	73,173
JPMCB	AUD	3,915,000	USD	4,108,546	06/20/12	88,558
JPMCB	EUR	21,230,000	USD	28,466,500	06/20/12	140,161
JPMCB	GBP	2,100,000	USD	3,356,924	06/20/12	(216)
JPMCB	HKD	43,660,000	USD	5,630,981	06/20/12	6,824
JPMCB	KRW	5,651,000,000	USD	4,964,857	06/20/12	5,833
JPMCB	NOK	28,590,000	USD	5,092,388	06/20/12	87,278
JPMCB	USD	16,584,317	CAD	16,685,000	06/20/12	115,364
JPMCB	USD	5,345,739	CHF	4,795,000	06/20/12	(28,784)
JPMCB	USD	10,870,000	CNY	69,296,250	04/19/12	130,051
JPMCB	USD	3,966,386	EUR	2,995,000	06/20/12	29,722
JPMCB	USD	17,156,875	GBP	10,830,000	06/20/12	156,374
JPMCB	USD	3,540,077	JPY	296,600,000	06/20/12	45,921
JPMCB	USD	17,464,054	KRW	19,883,000,000	06/20/12	(15,767)
JPMCB	USD	14,145,579	MYR	43,023,000	06/20/12	(174,388)
MSCIP	JPY	497,500,000	USD	6,155,091	06/20/12	140,142
RBSP	AUD	39,610,000	USD	41,697,843	06/20/12	1,025,625
RBSP	JPY	703,697,410	USD	8,450,000	06/20/12	(57,948)
RBSP	NZD	52,855,000	USD	43,693,114	06/20/12	652,340
RBSP	USD	5,539,706	GBP	3,500,000	06/20/12	55,527
RBSP	USD	89,209,640	JPY	7,193,000,000	06/20/12	(2,243,752)
Net unrealized appreciation on forward foreign currency contracts						$606,775

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
DAX Index, 131 contracts (EUR)	June 2012	30,172,014	30,404,725	232,711
Dow Jones Euro STOXX 50 Index, 1,313 contracts (EUR)	June 2012	43,261,022	42,185,157	(1,075,865)
E-mini S&P 500 Index, 718 contracts (USD)	June 2012	49,071,530	50,374,880	1,303,350
TOPIX Index, 159 contracts (JPY)	June 2012	15,766,941	16,462,849	695,908
Index futures sell contracts:
IBEX 35 Index, 275 contracts (EUR)	April 2012	(29,713,029)	(29,057,155)	655,874
Net unrealized appreciation on futures contracts				$1,811,978

UBS Global Allocation Fund

Portfolio of investments – March 31, 2012 (unaudited)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$364,490,223	$—	$—	$364,490,223
Preferred stock	1,674,428	—	—	1,674,428
Corporate bond	—	888,330	—	888,330
Mortgage & agency debt securities	—	1,317,471	—	1,317,471
US government obligations	—	44,945,227	—	44,945,227
Non-US government obligations	—	89,790,508	—	89,790,508
Investment companies	20,486,060	339,943,769	—	360,429,829
Rights	—	—	970	970
Warrants	—	1,120,304	—	1,120,304
Short-term investment	—	100,543,490	—	100,543,490
Options purchased	1,968,450	—	—	1,968,450
Investment of cash collateral from securities loaned	—	17,966,631	—	17,966,631
Forward foreign currency contracts	—	606,775	—	606,775
Futures contracts	1,811,978	—	—	1,811,978
Total	$390,431,139	$597,122,505	$970	$987,554,614

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Rights	Total
Assets
Beginning balance	$—	$—
Purchases	—	—
Issuances	0	0
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)		—
Change in net unrealized appreciation/depreciation	970	970
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$970	$970

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $970.

Portfolio footnotes

*                           Non-income producing security.

1                            Security, or portion thereof, was on loan at March 31, 2012.

2                            Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of this security amounted to $134,902 or 0.01% of net assets.

3                            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4                            The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/11	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$37,647,079	$523,516,716	$460,620,305	$—	$—	$100,543,490	$49,828
UBS Private Money Market Fund LLC[a]	23,289,247	145,206,015	150,528,631	—	—	17,966,631	1,698
UBS Credit Bond Relationship Fund	51,413,192	51,000,000	7,000,000	1,886,325	3,816,290	101,115,807	—
UBS Emerging Markets Equity Relationship Fund	51,853,695	21,000,000	9,500,000	4,158,556	(7,407,272)	60,104,979	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	191,160,516	—	114,000,000	12,634,828	(43,295,586)	46,499,758	—
UBS Global Corporate Bond Relationship Fund	59,740,923	13,000,000	15,000,000	1,660,685	1,020,342	60,421,950	—
UBS High Yield Relationship Fund	52,179,801	3,500,000	6,600,000	2,425,186	(596,693)	50,908,294	—
UBS Small-Cap Equity Relationship Fund	30,331,888	—	9,000,000	3,485,631	(3,924,538)	20,892,981	—
	$497,616,341	$757,222,731	$772,248,936	$26,251,211	$(50,387,457)	$458,453,890	$51,526

a                              The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

5                            Amount represents less than 0.005%.

6                            Holding is illiquid. At March 31, 2012, the value of this security amounted to $970 or 0.00% of net assets.

7                            Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of this security amounted to $970 or 0.00% of net assets.

UBS Global Frontier Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.18%
Auto components	0.10
Automobiles	0.09
Biotechnology	0.16
Capital markets	0.12
Chemicals	0.11
Commercial banks	0.16
Communications equipment	0.05
Computers & peripherals	0.34
Construction materials	0.03
Containers & packaging	0.04
Diversified financial services	0.30
Electric utilities	0.11
Energy equipment & services	0.30
Food products	0.15
Health care equipment & supplies	0.10
Health care providers & services	0.15
Hotels, restaurants & leisure	0.05
Household products	0.06
Insurance	0.10
Internet & catalog retail	0.08
IT services	0.13
Life sciences tools & services	0.04
Machinery	0.07
Media	0.22
Multiline retail	0.14
Multi-utilities	0.04
Oil, gas & consumable fuels	0.27
Pharmaceuticals	0.21
Real estate investment trust (REIT)	0.04
Road & rail	0.16
Semiconductors & semiconductor equipment	0.19
Software	0.20
Specialty retail	0.05
Textiles, apparel & luxury goods	0.16
Tobacco	0.11
Wireless telecommunication services	0.13
Total common stocks	4.94%
Bonds
Corporate bond
Diversified financial services	0.37
US government obligations	6.19
Non-US government obligations	10.75
Total bonds	17.31%
Investment companies
UBS Credit Bond Relationship Fund	12.17
UBS Emerging Markets Equity Relationship Fund	11.02
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	3.01
UBS Global Corporate Bond Relationship Fund	7.50
UBS High Yield Relationship Fund	6.26
UBS International Equity Relationship Fund	10.14
UBS U.S. Large Cap Growth Equity Relationship Fund	12.34
Total investment companies	62.44%
Short-term investment	11.87
Options purchased	0.27
Total investments	96.83%
Cash and other assets, less liabilities	3.17
Net assets	100.00%

1                            Figures represent the industry breakdown of direct investments of UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification and derivatives exposure was included.

UBS Global Frontier Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Shares	Value
Common stocks—4.94%
Israel—0.06%
Teva Pharmaceutical Industries Ltd. ADR	600	$27,036

United Kingdom—0.03%
Ensco PLC ADR	300	15,879

United States—4.85%
Acorda Therapeutics, Inc.*	700	18,585
Adobe Systems, Inc.*	1,600	54,896
Alexion Pharmaceuticals, Inc.*	100	9,286
Allergan, Inc.	200	19,086
Alnylam Pharmaceuticals, Inc.*	500	5,535
Amazon.com, Inc.*	200	40,502
American Capital Agency Corp.	700	20,678
Amylin Pharmaceuticals, Inc.*	700	17,472
Apple, Inc.*	200	119,894
Atmel Corp.*	2,300	22,678
Baker Hughes, Inc.	1,200	50,328
Baxter International, Inc.	400	23,912
Bio-Rad Laboratories, Inc., Class A*	100	10,369
Boeing Co.	500	37,185
Broadcom Corp., Class A*	600	23,580
Bruker Corp.*	500	7,655
Bunge Ltd.	400	27,376
Celanese Corp., Series A	500	23,090
Citigroup, Inc.	1,800	65,790
CME Group, Inc.	100	28,933
Coach, Inc.	600	46,368
Colgate-Palmolive Co.	300	29,334
Comcast Corp., Class A	2,000	60,020
Crown Castle International Corp.*	300	16,002
Dow Chemical Co.	900	31,176
Edison International	700	29,757
EOG Resources, Inc.	300	33,330
EQT Corp.	600	28,926
Fidelity National Information Services, Inc.	1,100	36,432
General Dynamics Corp.	700	51,366
General Motors Co.*	1,700	43,605
Gilead Sciences, Inc.*	500	24,425
Halliburton Co.	500	16,595
HCA Holdings, Inc.	700	17,318
Hertz Global Holdings, Inc.*	3,600	54,144
Hess Corp.	600	35,370
Hewlett-Packard Co.	1,100	26,213
Home Depot, Inc.	500	25,155
Hospira, Inc.*	500	18,695
Illinois Tool Works, Inc.	600	34,272
Intersil Corp., Class A	1,400	15,680
Invesco Ltd.	800	21,336
Johnson Controls, Inc.	1,500	48,720
JPMorgan Chase & Co.	1,200	55,176
Juniper Networks, Inc.*	1,000	22,880
Kohl’s Corp.	700	35,021
Kraft Foods, Inc., Class A	1,100	41,811
Lincoln National Corp.	900	23,724
Macy’s, Inc.	900	35,757
Martin Marietta Materials, Inc.	200	17,126
McDermott International, Inc.*	2,400	30,744
McKesson Corp.	200	17,554
Medtronic, Inc.	600	23,514

UBS Global Frontier Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description		Shares	Value
Merck & Co., Inc.		900	$34,560
MetLife, Inc.		600	22,410
MetroPCS Communications, Inc.*		2,900	26,158
Morgan Stanley		2,100	41,244
NetApp, Inc.*		600	26,862
NextEra Energy, Inc.		400	24,432
NII Holdings, Inc.*		1,400	25,634
Noble Corp.*		1,000	37,470
Norfolk Southern Corp.		400	26,332
Peabody Energy Corp.		500	14,480
PG&E Corp.		500	21,705
Philip Morris International, Inc.		600	53,166
Ralph Lauren Corp.		200	34,866
Rock-Tenn Co., Class A		300	20,268
ServiceSource International, Inc.*		1,400	21,672
Skyworks Solutions, Inc.*		1,000	27,650
Starbucks Corp.		400	22,356
Symantec Corp.*		2,300	43,010
Time Warner, Inc.		700	26,425
Ultra Petroleum Corp.*		900	20,367
UnitedHealth Group, Inc.		600	35,364
US Bancorp		900	28,512
Viacom, Inc., Class B		500	23,730
Visa, Inc., Class A		100	11,800
Wells Fargo & Co.		1,500	51,210
Total United States common stocks			2,396,059
Total common stocks (cost $2,207,600)			2,438,974

		Face amount
Bonds—17.31%
Corporate bond—0.37%
Austria—0.37%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14 (cost $175,474)	EUR	130,000	181,863

US government obligations—6.19%
US Treasury Bonds,
3.125%, due 11/15/41	$440,000		422,056
6.625%, due 02/15/27		105,000	154,088
US Treasury Notes,
0.250%, due 01/31/14		10,000	9,985
0.250%, due 02/28/14[1]		1,575,000	1,572,663
0.875%, due 12/31/16		600,000	596,860
2.000%, due 02/15/22[1]		250,000	245,195
2.500%, due 04/30/15		50,000	52,953
Total US government obligations (cost $3,050,568)			3,053,800

Non-US government obligations—10.75%
Australia—0.55%
Government of Australia,
5.750%, due 05/15/21	AUD	230,000	269,996

Finland—0.55%
Government of Finland,
4.375%, due 07/04/19	EUR	175,000	271,978

UBS Global Frontier Fund

Portfolio of investments – March 31, 2012 (unaudited)

Security description	Face amount		Value
France—0.78%
Government of France,
3.750%, due 04/25/21	EUR	150,000	$215,499
4.500%, due 04/25/41	110,000		168,420
			383,919
Germany—5.24%
Bundesobligation,
2.250%, due 04/11/14	310,000		430,542
Bundesrepublik Deutschland,
3.250%, due 07/04/21	400,000		603,259
4.000%, due 07/04/16	405,000		615,878
4.000%, due 01/04/37	365,000		618,845
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	160,000		222,546
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	70,000		97,904
			2,588,974
Italy—1.01%
Buoni Poliennali Del Tesoro,
4.250%, due 02/01/19	380,000		498,849

Netherlands—0.44%
Government of the Netherlands,
3.250%, due 07/15/21	150,000		217,422

Spain—0.50%
Kingdom of Spain,
4.800%, due 01/31/24	200,000		247,479

United Kingdom—1.68%
UK Gilts,
3.750%, due 09/07/21	GBP	305,000	556,292
4.250%, due 12/07/49	70,000		132,230
4.750%, due 12/07/38	70,000		140,650
			829,172
Total Non-US government obligations (cost $5,177,238)			5,307,789
Total bonds (cost $8,403,280)			8,543,452

	Shares
Investment companies—62.44%
UBS Credit Bond Relationship Fund*2	384,428		6,009,142
UBS Emerging Markets Equity Relationship Fund*2	142,768		5,439,535
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*2	114,038		1,484,548
UBS Global Corporate Bond Relationship Fund*2	318,539		3,701,995
UBS High Yield Relationship Fund*2	107,938		3,091,497
UBS International Equity Relationship Fund*2	282,903		5,004,892
UBS U.S. Large Cap Growth Equity Relationship Fund*2	372,851		6,089,257
Total investment companies (cost $26,891,075)			30,820,866

Short-term investment—11.87%
Investment company—11.87%
UBS Cash Management Prime Relationship Fund[2] (cost $5,856,189)	5,856,189		5,856,189

	Number of contracts
Options purchased*—0.27%
Put option—0.27%
S&P 500 Index, strike @ USD 1,250.00, expires June 2012 (cost $404,545)	162		133,650
Total investments—96.83% (cost $43,762,689)			47,793,131
Cash and other assets, less liabilities—3.17%			1,562,118
Net assets—100.00%			$49,355,249

UBS Global Frontier Fund

Portfolio of investments – March 31, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,401,010
Gross unrealized depreciation	(370,568)
Net unrealized appreciation of investments	$4,030,442

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	3,330,000	USD	3,508,121	06/20/12	$88,820
JPMCB	BRL	460,000	USD	262,797	06/20/12	14,858
JPMCB	CNY	2,340,000	USD	366,656	04/19/12	(4,794)
JPMCB	EUR	1,530,000	USD	2,051,519	06/20/12	10,101
JPMCB	HUF	173,650,000	USD	784,962	06/20/12	6,628
JPMCB	JPY	33,800,000	USD	418,172	06/20/12	9,518
JPMCB	KRW	238,000,000	USD	211,405	06/20/12	2,549
JPMCB	MXN	6,560,000	USD	500,679	06/20/12	(8,273)
JPMCB	NZD	3,620,000	USD	2,996,509	06/20/12	48,678
JPMCB	PLN	1,115,000	USD	346,201	06/20/12	(9,444)
JPMCB	TWD	12,100,000	USD	409,614	06/20/12	(625)
JPMCB	USD	734,717	AUD	705,000	06/20/12	(10,811)
JPMCB	USD	1,048,634	CAD	1,055,000	06/20/12	7,295
JPMCB	USD	473,814	CHF	425,000	06/20/12	(2,551)
JPMCB	USD	965,000	CNY	6,171,175	04/19/12	14,609
JPMCB	USD	1,305,647	EUR	990,000	06/20/12	15,270
JPMCB	USD	1,742,619	GBP	1,100,000	06/20/12	15,883
JPMCB	USD	5,260,237	JPY	423,700,000	06/20/12	(137,556)
JPMCB	USD	1,112,858	KRW	1,267,000,000	06/20/12	(1,005)
JPMCB	USD	2,426,715	MXN	31,740,000	06/20/12	35,804
JPMCB	USD	982,757	MYR	2,989,000	06/20/12	(12,115)
JPMCB	USD	466,493	NZD	575,000	06/20/12	1,739
JPMCB	USD	1,100,068	PLN	3,465,000	06/20/12	5,145
JPMCB	USD	632,824	SEK	4,180,000	06/20/12	(2,958)
RBS	JPY	46,635,568	USD	560,000	06/20/12	(3,840)
Net unrealized appreciation on forward foreign currency contracts						$82,925

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
Amsterdam Exchange Index, 2 contracts (EUR)	April 2012	$175,332	$171,754	$(3,578)
DAX Index, 10 contracts (EUR)	June 2012	2,303,207	2,320,971	17,764
Dow Jones Euro STOXX 50 Index, 150 contracts (EUR)	June 2012	4,942,234	4,819,325	(122,909)
E-mini S&P 500 Index, 99 contracts (USD)	June 2012	6,766,130	6,945,840	179,710
FTSE 100 Index, 18 contracts (GBP)	June 2012	1,695,171	1,649,580	(45,591)
Hang Seng Stock Index, 3 contracts (HKD)	April 2012	404,588	395,980	(8,608)
OMX Stockholm 30 Index, 35 contracts (SEK)	April 2012	575,292	564,614	(10,678)
Russell 2000 Mini Index, 10 contracts (USD)	June 2012	814,480	827,700	13,220
S&P Toronto Stock Exchange 60 Index, 6 contracts (CAD)	June 2012	851,690	847,802	(3,888)
SPI 200 Index, 7 contracts (AUD)	June 2012	765,925	787,634	21,709
TOPIX Index, 24 contracts (JPY)	June 2012	2,379,915	2,484,958	105,043
Index futures sell contracts:
IBEX 35 Index, 15 contracts (EUR)	April 2012	(1,620,711)	(1,584,936)	35,775
Net unrealized appreciation on futures contracts				$177,969

UBS Global Frontier Fund

Portfolio of investments – March 31, 2012 (unaudited)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$2,438,974	$—	$—	$2,438,974
Corporate bond	—	181,863	—	181,863
US government obligations	—	3,053,800	—	3,053,800
Non-US government obligations	—	5,307,789	—	5,307,789
Investment companies	—	30,820,866	—	30,820,866
Short-term investment	—	5,856,189	—	5,856,189
Options purchased	133,650	—	—	133,650
Forward foreign currency contracts	—	82,925	—	82,925
Futures contracts	177,969	—	—	177,969
Total	$2,750,593	$45,303,432	$—	$48,054,025

Portfolio footnotes

*                         Non-income producing security.

1                          Security, or portion thereof, was on loan at March 31, 2012.

2                          The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	6/30/2011	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12
UBS Cash Management Prime Relationship Fund	$1,679,454	$27,657,549	$23,480,814	$—	$—	$5,856,189	$2,091
UBS Private Money Market Fund LLC[a]	—	1,422,561	1,422,561	—	—	—	10
UBS Credit Bond Relationship Fund	4,042,507	4,400,000	2,870,000	748,404	(311,769)	6,009,142	—
UBS Emerging Markets Equity Relationship Fund	8,195,772	2,650,000	4,450,000	1,519,678	(2,475,915)	5,439,535	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	7,463,632	—	4,900,000	590,291	(1,669,375)	1,484,548	—
UBS Global Corporate Bond Relationship Fund	4,423,175	1,100,000	2,040,000	192,588	26,232	3,701,995	—
UBS High Yield Relationship Fund	3,953,787	500,000	1,500,000	617,869	(480,159)	3,091,497	—
UBS International Equity Relationship Fund	7,328,307	1,000,000	2,500,000	487,672	(1,311,087)	5,004,892	—
UBS U.S. Large Cap Equity Relationship Fund	11,621,189	—	11,350,330	4,283,854	(4,554,713)	—	—
UBS U.S. Large Cap Growth Equity Relationship Fund	5,536,738	4,400,000	4,250,000	1,687,104	(1,284,585)	6,089,257	—
	$54,244,561	$43,130,110	$58,763,705	$10,127,460	$(12,061,371)	$36,677,055	$2,101

a                            The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

Portfolio acronyms
ADR	American depositary receipt
BA	Canadian Bankers’ Acceptance Rate
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CDO	Collateralized debt obligations
CVA	Dutch certification - depository certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
GSR	Goldman Sachs Residential
LIBOR	London Interbank Offered Rate
NPV	No Par Value
NVDR	Non-voting depositary receipt
OJSC	Open joint stock company
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage investment Conduit
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Trust’s Board of Trustees has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings.  The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board of Trustees at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter.  Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings.  Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Funds’ independent auditors.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale.  The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.  Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principals (“U.S. GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2012